Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2011
Registrant Name	SUN CAPITAL ADVISERS TRUST
Central Index Key	0001065698
Amendment Flag	false
Document Creation Date	Apr 27, 2012
Document Effective Date	May 1, 2012
Prospectus Date	May 1, 2012

Initial Class Shares | SC Ibbotson Balanced Fund
FUND SUMMARY SCSM Ibbotson Balanced Fund
INVESTMENT GOAL
Long-term capital growth and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Initial Class Shares SC Ibbotson Balanced Fund Initial Class
Management Fee		0.13%
Other Expenses		0.06%
Acquired Fund Fees and Expenses		0.72%
Total Annual Fund Operating Expenses	[1]	0.91%
[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC Ibbotson Balanced Fund Initial Class	93	290	504	1,120

Portfolio Turnover
The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund is a "fund of funds."  The fund seeks to achieve its objective by investing in a portfolio of underlying funds.  These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called "ETFs").  Currently, the adviser or its affiliate, Massachusetts Financial Services Company ("MFS"), serves as investment adviser to all of the underlying funds.

Because this is a balanced allocation fund, the fund's assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.  One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the "Tactical Fund"), which invests in ETFs.  The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds.  Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund's investments in the Tactical Fund will serve to shift the fund's overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds.  The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below.  The fixed income allocation includes the fund's investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
60%	30% to 70%	40%	30% to 70%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under "How Investments Are Selected," the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Markets Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%
TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 20%*

*  The subadviser expects to allocate approximately 20% of the fund's assets to the Tactical Fund.  However, this allocation is subject to vary based on changes in market conditions.

How Investments Are Selected

The precise allocation of the fund's assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors.  The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data, including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or MFS.  The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial Inc., and thus under common control.  The fund may also invest in underlying funds that are managed by an investment manager not affiliated with the adviser and in other securities.  However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund's investments.

PRINCIPAL RISKS
Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unaffiliated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investments by the fund among those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:
  The fund’s equity investments do not have the growth potential or value characteristics originally expected.
  Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
  The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
  The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.
  The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
  The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fixed income fund could lose money or underperform other investments if:

  Interest rates go up, causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.
  The issuer or guarantor of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.
  During periods of declining interest rates, the issuer of a callable security exercises its option to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
  The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.
ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs. ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day. Many ETFs are not “actively” managed and can invest in the securities included in, or representative of, their underlying indices. ETFs involve certain of the risks described above, as well as the following additional risks:
  The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.
  Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.
  Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indices. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund's Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund's Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	13.40%	2nd Quarter 2009

Lowest	(11.11)%	3rd Quarter 2011

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC Ibbotson Balanced Fund	One Year	Since Inception	Inception Date
Initial Class	(1.56%)	6.87%	Oct 1, 2008
Dow Jones Moderate U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	3.32%	7.54%	Oct 1, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | SC Ibbotson Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM Ibbotson Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund is a "fund of funds."  The fund seeks to achieve its objective by investing in a portfolio of underlying funds.  These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called "ETFs").  Currently, the adviser or its affiliate, Massachusetts Financial Services Company ("MFS"), serves as investment adviser to all of the underlying funds.

Because this is a balanced allocation fund, the fund's assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.  One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the "Tactical Fund"), which invests in ETFs.  The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds.  Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund's investments in the Tactical Fund will serve to shift the fund's overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds.  The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below.  The fixed income allocation includes the fund's investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
60%	30% to 70%	40%	30% to 70%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under "How Investments Are Selected," the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Markets Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%
TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 20%*

*  The subadviser expects to allocate approximately 20% of the fund's assets to the Tactical Fund.  However, this allocation is subject to vary based on changes in market conditions.

How Investments Are Selected

The precise allocation of the fund's assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors.  The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data, including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or MFS.  The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial Inc., and thus under common control.  The fund may also invest in underlying funds that are managed by an investment manager not affiliated with the adviser and in other securities.  However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund's investments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unaffiliated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investments by the fund among those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:
  The fund’s equity investments do not have the growth potential or value characteristics originally expected.
  Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
  The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
  The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.
  The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
  The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fixed income fund could lose money or underperform other investments if:

  Interest rates go up, causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.
  The issuer or guarantor of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.
  During periods of declining interest rates, the issuer of a callable security exercises its option to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
  The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.
ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs. ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day. Many ETFs are not “actively” managed and can invest in the securities included in, or representative of, their underlying indices. ETFs involve certain of the risks described above, as well as the following additional risks:
  The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.
  Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.
  Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indices. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund's Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund's Initial Class shares will perform in the future.

		Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund's Initial Class shares by showing changes in the total return of the fund's Initial Class shares from year to year and by comparing the average annual total returns of the fund's Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund's Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	13.40%	2nd Quarter 2009

Lowest	(11.11)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC Ibbotson Balanced Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91% [1]
One Year	rr_ExpenseExampleYear01	93
Three Years	rr_ExpenseExampleYear03	290
Five Years	rr_ExpenseExampleYear05	504
Ten Years	rr_ExpenseExampleYear10	1,120
2009	rr_AnnualReturn2009	23.91%
2010	rr_AnnualReturn2010	12.18%
2011	rr_AnnualReturn2011	(1.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.11%)
One Year	rr_AverageAnnualReturnYear01	(1.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Initial Class Shares | Dow Jones Moderate U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses) | SC Ibbotson Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	7.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008

[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.

Initial Class Shares | SC Ibbotson Conservative Fund
FUND SUMMARY SCSM Ibbotson Conservative Fund
INVESTMENT GOAL
Long-term capital growth and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Initial Class Shares SC Ibbotson Conservative Fund Initial Class
Management Fee		0.13%
Other Expenses		0.07%
Acquired Fund Fees and Expenses		0.70%
Total Annual Fund Operating Expenses	[1]	0.90%
[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC Ibbotson Conservative Fund Initial Class	92	287	498	1,108

Portfolio Turnover
The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund is a "fund of funds."  The fund seeks to achieve its objective by investing in a portfolio of underlying funds.  These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called "ETFs").  Currently, the adviser or its affiliate, Massachusetts Financial Services Company ("MFS"), serves as investment adviser to all of the underlying funds.

Because this is a conservative allocation fund, the fund's assets will be invested primarily in fixed income funds and, to a lesser extent, equity funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds. One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the "Tactical Fund"), which invests in ETFs. The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds. Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund's investments in the Tactical Fund will serve to shift the fund's overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds.  The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below.  The fixed income allocation includes the fund's investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
40%	20% to 50%	60%	50% to 80%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under "How Investments Are Selected," the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Markets Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 50%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 50%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 50%
TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 10%*

*  The subadviser expects to allocate approximately 10% of the fund's assets to the Tactical Fund.  However, this allocation will vary based on changes in market conditions.

How Investments Are Selected

The precise allocation of the fund's assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors.  The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data, including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or MFS.  The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial Inc., and thus under common control.  The fund may also invest in underlying funds that are managed by an investment manager not affiliated with the adviser and in other securities.  However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund's investments.

PRINCIPAL RISKS
Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unaffiliated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investments by the fund among those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:
  The fund’s equity investments do not have the growth potential or value characteristics originally expected.
  Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
  The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
  The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.
  The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
  The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fixed income fund could lose money or underperform other investments if:

  Interest rates go up, causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.
  The issuer or guarantor of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.
  During periods of declining interest rates, the issuer of a callable security exercises its option to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
  The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.
ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs. ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day. Many ETFs are not “actively” managed and can invest in the securities included in, or representative of, their underlying indices. ETFs involve certain of the risks described above, as well as the following additional risks:
  The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.
  Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.
  Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indices. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	9.66%	3rd Quarter 2009

Lowest	(7.39)%	3rd Quarter 2011

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC Ibbotson Conservative Fund	One Year	Since Inception	Inception Date
Initial Class	0.97%	6.24%	Oct 1, 2008
Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	5.07%	7.76%	Oct 1, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | SC Ibbotson Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM Ibbotson Conservative Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund is a "fund of funds."  The fund seeks to achieve its objective by investing in a portfolio of underlying funds.  These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called "ETFs").  Currently, the adviser or its affiliate, Massachusetts Financial Services Company ("MFS"), serves as investment adviser to all of the underlying funds.

Because this is a conservative allocation fund, the fund's assets will be invested primarily in fixed income funds and, to a lesser extent, equity funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds. One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the "Tactical Fund"), which invests in ETFs. The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds. Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund's investments in the Tactical Fund will serve to shift the fund's overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds.  The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below.  The fixed income allocation includes the fund's investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
40%	20% to 50%	60%	50% to 80%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under "How Investments Are Selected," the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Markets Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 50%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 50%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 50%
TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 10%*

*  The subadviser expects to allocate approximately 10% of the fund's assets to the Tactical Fund.  However, this allocation will vary based on changes in market conditions.

How Investments Are Selected

The precise allocation of the fund's assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors.  The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data, including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or MFS.  The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial Inc., and thus under common control.  The fund may also invest in underlying funds that are managed by an investment manager not affiliated with the adviser and in other securities.  However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund's investments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unaffiliated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investments by the fund among those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:
  The fund’s equity investments do not have the growth potential or value characteristics originally expected.
  Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
  The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
  The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.
  The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
  The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fixed income fund could lose money or underperform other investments if:

  Interest rates go up, causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.
  The issuer or guarantor of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.
  During periods of declining interest rates, the issuer of a callable security exercises its option to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
  The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.
ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs. ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day. Many ETFs are not “actively” managed and can invest in the securities included in, or representative of, their underlying indices. ETFs involve certain of the risks described above, as well as the following additional risks:
  The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.
  Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.
  Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indices. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

		Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund's Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	9.66%	3rd Quarter 2009

Lowest	(7.39)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC Ibbotson Conservative Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90% [1]
One Year	rr_ExpenseExampleYear01	92
Three Years	rr_ExpenseExampleYear03	287
Five Years	rr_ExpenseExampleYear05	498
Ten Years	rr_ExpenseExampleYear10	1,108
2009	rr_AnnualReturn2009	19.37%
2010	rr_AnnualReturn2010	9.92%
2011	rr_AnnualReturn2011	0.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.39%)
1 Year	rr_AverageAnnualReturnYear01	0.97%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Initial Class Shares | Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses) | SC Ibbotson Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.07%
Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008

[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.

Initial Class Shares | SC Ibbotson Growth Fund
FUND SUMMARY SCSM Ibbotson Growth Fund
INVESTMENT GOAL
Long-term capital growth and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Initial Class Shares SC Ibbotson Growth Fund Initial Class
Management Fee		0.13%
Other Expenses		0.08%
Acquired Fund Fees and Expenses		0.76%
Total Annual Fund Operating Expenses	[1]	0.97%
[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC Ibbotson Growth Fund Initial Class	99	309	536	1,190

Portfolio Turnover
The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund is a "fund of funds."  The fund seeks to achieve its objective by investing in a portfolio of underlying funds.  These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called "ETFs").  Currently, the adviser or its affiliate, Massachusetts Financial Services Company ("MFS"), serves as investment adviser to all of the underlying funds.

Because this is a growth allocation fund, the fund's assets will be invested primarily in equity funds and, to a lesser extent, in fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds. One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the "Tactical Fund"), which invests in ETFs. The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds. Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund's investments in the Tactical Fund will serve to shift the fund's overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds.  The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below.  The fixed income allocation includes the fund's investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
80%	50% to 90%	20%	10% to 50%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under "How Investments Are Selected," the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Markets Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%
TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 20%*

*  The subadviser expects to allocate approximately 20% of the fund's assets to the Tactical Fund.  However, this allocation will vary based on changes in market conditions.

How Investments Are Selected

The precise allocation of the fund's assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors.  The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data, including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or MFS. The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial Inc., and thus under common control. The fund may also invest in underlying funds that are managed by an investment manager not affiliated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund's investments.

PRINCIPAL RISKS
Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unaffiliated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investments by the fund among those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:
  The fund’s equity investments do not have the growth potential or value characteristics originally expected.
  Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
  The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
  The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.
  The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
  The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fixed income fund could lose money or underperform other investments if:

  Interest rates go up, causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.
  The issuer or guarantor of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.
  During periods of declining interest rates, the issuer of a callable security exercises its option to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
  The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.
ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs. ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day. Many ETFs are not “actively” managed and can invest in the securities included in, or representative of, their underlying indices. ETFs involve certain of the risks described above, as well as the following additional risks:
  The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.
  Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.
  Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indices. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	16.85%	2nd Quarter 2009

Lowest	(14.70)%	3rd Quarter 2011

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC Ibbotson Growth Fund	One Year	Since Inception	Inception Date
Initial Class	(3.66%)	6.75%	Oct 1, 2008
Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	1.45%	7.04%	Oct 1, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | SC Ibbotson Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM Ibbotson Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund is a "fund of funds."  The fund seeks to achieve its objective by investing in a portfolio of underlying funds.  These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called "ETFs").  Currently, the adviser or its affiliate, Massachusetts Financial Services Company ("MFS"), serves as investment adviser to all of the underlying funds.

Because this is a growth allocation fund, the fund's assets will be invested primarily in equity funds and, to a lesser extent, in fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds. One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the "Tactical Fund"), which invests in ETFs. The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds. Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund's investments in the Tactical Fund will serve to shift the fund's overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds.  The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below.  The fixed income allocation includes the fund's investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
80%	50% to 90%	20%	10% to 50%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under "How Investments Are Selected," the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Markets Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%
TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 20%*

*  The subadviser expects to allocate approximately 20% of the fund's assets to the Tactical Fund.  However, this allocation will vary based on changes in market conditions.

How Investments Are Selected

The precise allocation of the fund's assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors.  The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data, including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or MFS. The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial Inc., and thus under common control. The fund may also invest in underlying funds that are managed by an investment manager not affiliated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund's investments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unaffiliated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investments by the fund among those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:
  The fund’s equity investments do not have the growth potential or value characteristics originally expected.
  Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
  The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
  The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.
  The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
  The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fixed income fund could lose money or underperform other investments if:

  Interest rates go up, causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.
  The issuer or guarantor of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.
  During periods of declining interest rates, the issuer of a callable security exercises its option to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
  The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.
ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs. ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day. Many ETFs are not “actively” managed and can invest in the securities included in, or representative of, their underlying indices. ETFs involve certain of the risks described above, as well as the following additional risks:
  The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.
  Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.
  Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indices. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

		Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	16.85%	2nd Quarter 2009

Lowest	(14.70)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC Ibbotson Growth Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97% [1]
One Year	rr_ExpenseExampleYear01	99
Three Years	rr_ExpenseExampleYear03	309
Five Years	rr_ExpenseExampleYear05	536
Ten Years	rr_ExpenseExampleYear10	1,190
2009	rr_AnnualReturn2009	27.17%
2010	rr_AnnualReturn2010	13.80%
2011	rr_AnnualReturn2011	(3.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.70%)
One Year	rr_AverageAnnualReturnYear01	(3.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Initial Class Shares | Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses) | SC Ibbotson Growth Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008

[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.

Initial Class Shares | SC AllianceBernstein International Value Fund
FUND SUMMARY SCSM AllianceBernstein International Value Fund
INVESTMENT GOAL
Long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Initial Class Shares SC AllianceBernstein International Value Fund Initial Class
Management Fee		0.63%
Other Expenses		0.35%
Total Annual Fund Operating Expenses		0.98%
Fee Waiver and Expense Reimbursement		(0.22%)
Net Annual Fund Operating Expenses	[1]	0.76%
[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC AllianceBernstein International Value Fund Initial Class	78	290	520	1,181

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The fund normally invests in companies from at least three countries other than the United States, including developed nations in Europe and the Far East, Canada, and Australia and emerging market countries worldwide.

The subadviser may seek to hedge currency exposure or to invest in currencies by taking long or short positions via currency-related derivatives. The fund may enter into derivatives transactions unrelated to currencies, such as options, futures, forwards and swap agreements. The fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and semi-governmental securities, private placements and offers for sale, REITs, income trusts, stapled securities, warrants, rights, and local access products. Local access products are derivatives that, like depositary receipts, enable the fund to invest in foreign markets where direct investments in the securities of specific companies is restricted or expensive. These products are often structured as notes, call options or warrants. An entity will be considered supranational if designated or supported by the national government of one or more countries to promote economic reconstruction or development. Securities will be considered semi-governmental if issued by an entity owned by either a national, state or equivalent government or if issued by such a government jurisdiction without the backing of its full faith and credit and general taxing power.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser uses its fundamental and quantitative research to seek to identify companies whose long-term earnings power is believed by the subadviser not to be reflected in the current market price of their securities.

The subadviser selects investments for the fund using a fundamental value approach to equity investing. This approach generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects. A company’s financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence. In each market, this approach seeks to identify a universe of securities that are considered by the subadviser to be attractively priced relative to their future earnings power.

The subadviser’s proprietary quantitative expected return model ranks all potential investments in order from the highest to lowest expected return. When deciding how much of each security to purchase for the fund, the subadviser considers aggregate portfolio characteristics and evaluates overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments. The subadviser uses various portfolio management tools and models to analyze the various risks associated with investment for purposes of constructing a portfolio with a balance of risk and return the subadviser believes to be effective and appropriate for this type of equity portfolio.

A security generally will be sold when it no longer meets appropriate valuation criteria. The sale of a stock that has reached its pre-determined target price may be delayed, however, when the subadviser perceives positive indicators about the security in the near term.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about the foreign issuers, underperform the U.S. market or other types of investments.
  Attempts by the subadviser to hedge foreign currency risk or to profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.
  The market undervalues securities held by the fund for longer than expected.
  Value stocks fall out of favor with the stock markets relative to growth stocks.
  The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates, become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionate losses. Derivatives may be subject to counterparty risk to a greater degree than more traditional investments.
  The fund’s investments in REITs experience the same risks as direct ownership of real estate, such as the risk that the value of real estate could decline due to factors that affect the real estate market generally. REITs may also decline in value due to the capability of their managers, limited diversification, and changes in tax laws.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	25.82%	2nd Quarter 2009

Lowest	(22.28)%	3rd Quarter 2011

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC AllianceBernstein International Value Fund	One Year	Since Inception	Inception Date
Initial Class	(16.21%)	(3.11%)	Oct 1, 2008
MSCI EAFE Index (reflects no deduction for fees or expenses)	(12.14%)	(0.04%)	Oct 1, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | SC AllianceBernstein International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM AllianceBernstein International Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The fund normally invests in companies from at least three countries other than the United States, including developed nations in Europe and the Far East, Canada, and Australia and emerging market countries worldwide.

The subadviser may seek to hedge currency exposure or to invest in currencies by taking long or short positions via currency-related derivatives. The fund may enter into derivatives transactions unrelated to currencies, such as options, futures, forwards and swap agreements. The fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and semi-governmental securities, private placements and offers for sale, REITs, income trusts, stapled securities, warrants, rights, and local access products. Local access products are derivatives that, like depositary receipts, enable the fund to invest in foreign markets where direct investments in the securities of specific companies is restricted or expensive. These products are often structured as notes, call options or warrants. An entity will be considered supranational if designated or supported by the national government of one or more countries to promote economic reconstruction or development. Securities will be considered semi-governmental if issued by an entity owned by either a national, state or equivalent government or if issued by such a government jurisdiction without the backing of its full faith and credit and general taxing power.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser uses its fundamental and quantitative research to seek to identify companies whose long-term earnings power is believed by the subadviser not to be reflected in the current market price of their securities.

The subadviser selects investments for the fund using a fundamental value approach to equity investing. This approach generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects. A company’s financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence. In each market, this approach seeks to identify a universe of securities that are considered by the subadviser to be attractively priced relative to their future earnings power.

The subadviser’s proprietary quantitative expected return model ranks all potential investments in order from the highest to lowest expected return. When deciding how much of each security to purchase for the fund, the subadviser considers aggregate portfolio characteristics and evaluates overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments. The subadviser uses various portfolio management tools and models to analyze the various risks associated with investment for purposes of constructing a portfolio with a balance of risk and return the subadviser believes to be effective and appropriate for this type of equity portfolio.

A security generally will be sold when it no longer meets appropriate valuation criteria. The sale of a stock that has reached its pre-determined target price may be delayed, however, when the subadviser perceives positive indicators about the security in the near term.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about the foreign issuers, underperform the U.S. market or other types of investments.
  Attempts by the subadviser to hedge foreign currency risk or to profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.
  The market undervalues securities held by the fund for longer than expected.
  Value stocks fall out of favor with the stock markets relative to growth stocks.
  The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates, become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionate losses. Derivatives may be subject to counterparty risk to a greater degree than more traditional investments.
  The fund’s investments in REITs experience the same risks as direct ownership of real estate, such as the risk that the value of real estate could decline due to factors that affect the real estate market generally. REITs may also decline in value due to the capability of their managers, limited diversification, and changes in tax laws.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

		Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund's Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	25.82%	2nd Quarter 2009

Lowest	(22.28)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC AllianceBernstein International Value Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.63%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.76% [1]
One Year	rr_ExpenseExampleYear01	78
Three Years	rr_ExpenseExampleYear03	290
Five Years	rr_ExpenseExampleYear05	520
Ten Years	rr_ExpenseExampleYear10	1,181
2009	rr_AnnualReturn2009	29.71%
2010	rr_AnnualReturn2010	4.62%
2011	rr_AnnualReturn2011	(16.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.28%)
One Year	rr_AverageAnnualReturnYear01	(16.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Initial Class Shares | MSCI EAFE Index (reflects no deduction for fees or expenses) | SC AllianceBernstein International Value Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008

[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Initial Class Shares | SC BlackRock International Index Fund
FUND SUMMARY SCSM BlackRock International Index Fund
INVESTMENT GOAL
To match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of fund expenses.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Initial Class Shares SC BlackRock International Index Fund Initial Class
Management Fee		0.40%
Other Expenses		0.85%
Total Annual Fund Operating Expenses		1.25%
Fee Waiver and Expense Reimbursement		(0.64%)
Net Annual Fund Operating Expenses	[1]	0.61%
[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC BlackRock International Index Fund Initial Class	62	333	625	1,455

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPLE INVESTMENTS AND STRATEGIES
The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The fund will be substantially invested in securities in the MSCI EAFE Index, and will invest primarily in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index.

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in a statistically selected sample of equity securities included in the MSCI EAFE Index. The fund may also invest in derivative instruments, primarily equity index futures, linked to the MSCI EAFE Index and corresponding countries within the Index in order to invest cash pending its investment in stocks. Under normal circumstances, the subadviser will invest in all of the countries represented in the MSCI EAFE Index. The subadviser may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:
  Foreign stock markets go down or perform poorly relative to other types of investments.
  If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  The prospects of individual companies in which the fund invests change adversely.
  An adverse event depresses the value of a particular stock or industry in which the fund invests.
  The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the MSCI EAFE Index proves to be imperfect or unsuccessful.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  Settlement and clearance procedures in certain foreign markets result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  The value of dividends or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  Limited regulatory oversight of certain foreign banks or securities depositaries that hold foreign securities and foreign currency limit the fund’s ability to recover such assets if a foreign bank or depository or their agents go bankrupt.
  The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing the total return of the fund’s Initial Class shares over the past year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since November 15, 2010 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	4.13%	4th Quarter 2011

Lowest	(20.09)%	3rd Quarter 2011

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC BlackRock International Index Fund	One Year	Since Inception	Inception Date
Initial Class	(12.46%)	(8.14%)	Nov 15, 2010
MSCI EAFE Index (reflects no deduction for fees or expenses)	(12.14%)	(9.37%)	Nov 15, 2010

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | SC BlackRock International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM BlackRock International Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of fund expenses.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPLE INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The fund will be substantially invested in securities in the MSCI EAFE Index, and will invest primarily in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index.

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in a statistically selected sample of equity securities included in the MSCI EAFE Index. The fund may also invest in derivative instruments, primarily equity index futures, linked to the MSCI EAFE Index and corresponding countries within the Index in order to invest cash pending its investment in stocks. Under normal circumstances, the subadviser will invest in all of the countries represented in the MSCI EAFE Index. The subadviser may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:
  Foreign stock markets go down or perform poorly relative to other types of investments.
  If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  The prospects of individual companies in which the fund invests change adversely.
  An adverse event depresses the value of a particular stock or industry in which the fund invests.
  The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the MSCI EAFE Index proves to be imperfect or unsuccessful.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  Settlement and clearance procedures in certain foreign markets result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  The value of dividends or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  Limited regulatory oversight of certain foreign banks or securities depositaries that hold foreign securities and foreign currency limit the fund’s ability to recover such assets if a foreign bank or depository or their agents go bankrupt.
  The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing the total return of the fund’s Initial Class shares over the past year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

		Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing the total return of the fund’s Initial Class shares over the past year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since November 15, 2010 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	4.13%	4th Quarter 2011

Lowest	(20.09)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC BlackRock International Index Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.61% [1]
One Year	rr_ExpenseExampleYear01	62
Three Years	rr_ExpenseExampleYear03	333
Five Years	rr_ExpenseExampleYear05	625
Ten Years	rr_ExpenseExampleYear10	1,455
2011	rr_AnnualReturn2011	(12.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.09%)
One Year	rr_AverageAnnualReturnYear01	(12.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2010
Initial Class Shares | MSCI EAFE Index (reflects no deduction for fees or expenses) | SC BlackRock International Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2010

[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Initial Class Shares | SC BlackRock Large Cap Index Fund
FUND SUMMARY SCSM BlackRock Large Cap Index Fund
INVESTMENT GOAL
To match the performance of the Standard & Poor’s® 500 Index (the “S&P 500”) as closely as possible before the deduction of fund expenses.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Initial Class Shares SC BlackRock Large Cap Index Fund Initial Class
Management Fee		0.35%
Other Expenses		0.21%
Total Annual Fund Operating Expenses		0.56%
Fee Waiver and Expense Reimbursement		(0.05%)
Net Annual Fund Operating Expenses	[1]	0.51%
[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC BlackRock Large Cap Index Fund Initial Class	52	174	308	697

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500. Under normal conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large capitalization companies. For this purpose, large capitalization companies are considered to be those having a market capitalization, at the time the fund makes an investment, within the range of the market capitalization of the companies in the S&P 500. As of December 31, 2011, the market capitalization range of companies in the S&P 500 was $1.2 billion to $406.3 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in the common stocks represented in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. The subadviser may also invest in derivative instruments, primarily equity index futures, linked to the S&P 500 in order to invest cash pending its investment in stocks. At times, the subadviser may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. At those times, the subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:
  U.S. stock markets go down or perform poorly relative to other types of investments.
  If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  The prospects of individual companies in which the fund invests change adversely.
  An adverse event depresses the value of a particular stock or industry in which the fund invests.
  The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the S&P 500 proves to be imperfect or unsuccessful.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from an active management large capitalization strategy to a passive index strategy. The performance results presented in the following tables and bar chart for the periods prior to November 15, 2010 do not, therefore, reflect the fund’s current strategy.

Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since May 1, 2002 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	37.36%	2nd Quarter 2003

Lowest	(19.69)%	4th Quarter 2008

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC BlackRock Large Cap Index Fund	One Year	Five Years	Since Inception	Inception Date
Initial Class	1.58%	(3.16%)	3.63%	May 1, 2002
S&P 500 Index (reflects no deduction for fees or expenses)	2.11%	(0.25%)	3.66%	May 1, 2002

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | SC BlackRock Large Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM BlackRock Large Cap Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To match the performance of the Standard & Poor’s® 500 Index (the “S&P 500”) as closely as possible before the deduction of fund expenses.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500. Under normal conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large capitalization companies. For this purpose, large capitalization companies are considered to be those having a market capitalization, at the time the fund makes an investment, within the range of the market capitalization of the companies in the S&P 500. As of December 31, 2011, the market capitalization range of companies in the S&P 500 was $1.2 billion to $406.3 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in the common stocks represented in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. The subadviser may also invest in derivative instruments, primarily equity index futures, linked to the S&P 500 in order to invest cash pending its investment in stocks. At times, the subadviser may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. At those times, the subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:
  U.S. stock markets go down or perform poorly relative to other types of investments.
  If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  The prospects of individual companies in which the fund invests change adversely.
  An adverse event depresses the value of a particular stock or industry in which the fund invests.
  The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the S&P 500 proves to be imperfect or unsuccessful.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from an active management large capitalization strategy to a passive index strategy. The performance results presented in the following tables and bar chart for the periods prior to November 15, 2010 do not, therefore, reflect the fund’s current strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since May 1, 2002 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	37.36%	2nd Quarter 2003

Lowest	(19.69)%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC BlackRock Large Cap Index Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.51% [1]
One Year	rr_ExpenseExampleYear01	52
Three Years	rr_ExpenseExampleYear03	174
Five Years	rr_ExpenseExampleYear05	308
Ten Years	rr_ExpenseExampleYear10	697
2003	rr_AnnualReturn2003	52.89%
2004	rr_AnnualReturn2004	20.39%
2005	rr_AnnualReturn2005	(0.72%)
2006	rr_AnnualReturn2006	20.07%
2007	rr_AnnualReturn2007	(5.81%)
2008	rr_AnnualReturn2008	(37.06%)
2009	rr_AnnualReturn2009	21.09%
2010	rr_AnnualReturn2010	16.76%
2011	rr_AnnualReturn2011	1.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.69%)
One Year	rr_AverageAnnualReturnYear01	1.58%
Five Years	rr_AverageAnnualReturnYear05	(3.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Initial Class Shares | S&P 500 Index (reflects no deduction for fees or expenses) | SC BlackRock Large Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002

[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Initial Class Shares | SC BlackRock Small Cap Index Fund
FUND SUMMARY SCSM BlackRock Small Cap Index Fund
INVESTMENT GOAL
To match the performance of the Russell 2000 Index® (the “Russell 2000”) as closely as possible before the deduction of fund expenses.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Initial Class Shares SC BlackRock Small Cap Index Fund Initial Class
Management Fee		0.38%
Other Expenses		0.32%
Total Annual Fund Operating Expenses		0.70%
Fee Waiver and Expense Reimbursement		(0.09%)
Net Annual Fund Operating Expenses	[1]	0.61%
[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC BlackRock Small Cap Index Fund Initial Class	62	215	381	862

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. For this purpose, small capitalization companies are considered to be those having a market capitalization, at the time the fund makes an investment, within the range of the market capitalization of the companies in the Russell 2000. As of December 31, 2011, the market capitalization range of companies in the Russell 2000 was $37 million to $3.7 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in a statistically selected sample of stocks included in the Russell 2000. The subadviser may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The subadviser may also invest in derivative instruments, primarily equity index futures, linked to the Russell 2000 in order to invest cash pending its investment in stocks. The subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole. When making such choices, the subadviser will not attempt to judge the relative merits of any specific investment, but will select investments based solely on their ability to achieve the subadviser’s goal of minimizing tracking error relative to the benchmark while also minimizing transaction costs.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:
  U.S. stock markets go down or perform poorly relative to other types of investments.
  If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  The prospects of individual companies in which the fund invests change adversely.
  An adverse event depresses the value of a particular stock or industry in which the fund invests.
  The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the Russell 2000 proves to be imperfect or unsuccessful.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
  The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from an active management small capitalization strategy to a passive index strategy. The performance results presented in the following tables and bar chart for the periods prior to November 15, 2010 do not, therefore, reflect the fund’s current strategy.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since January 1, 2002)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	31.28%	2nd Quarter 2009

Lowest	(26.91)%	4th Quarter 2008

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC BlackRock Small Cap Index Fund	One Year	Five Years	Ten Years
Initial Class	(4.87%)	(0.21%)	4.56%
Russell 2000 Index (reflects no deduction for fees or expenses)	(4.18%)	0.15%	5.62%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | SC BlackRock Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM BlackRock Small Cap Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To match the performance of the Russell 2000 Index® (the “Russell 2000”) as closely as possible before the deduction of fund expenses.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. For this purpose, small capitalization companies are considered to be those having a market capitalization, at the time the fund makes an investment, within the range of the market capitalization of the companies in the Russell 2000. As of December 31, 2011, the market capitalization range of companies in the Russell 2000 was $37 million to $3.7 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in a statistically selected sample of stocks included in the Russell 2000. The subadviser may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The subadviser may also invest in derivative instruments, primarily equity index futures, linked to the Russell 2000 in order to invest cash pending its investment in stocks. The subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole. When making such choices, the subadviser will not attempt to judge the relative merits of any specific investment, but will select investments based solely on their ability to achieve the subadviser’s goal of minimizing tracking error relative to the benchmark while also minimizing transaction costs.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:
  U.S. stock markets go down or perform poorly relative to other types of investments.
  If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  The prospects of individual companies in which the fund invests change adversely.
  An adverse event depresses the value of a particular stock or industry in which the fund invests.
  The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the Russell 2000 proves to be imperfect or unsuccessful.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
  The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

		BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from an active management small capitalization strategy to a passive index strategy. The performance results presented in the following tables and bar chart for the periods prior to November 15, 2010 do not, therefore, reflect the fund’s current strategy.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since January 1, 2002)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	31.28%	2nd Quarter 2009

Lowest	(26.91)%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC BlackRock Small Cap Index Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.38%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.61% [1]
One Year	rr_ExpenseExampleYear01	62
Three Years	rr_ExpenseExampleYear03	215
Five Years	rr_ExpenseExampleYear05	381
Ten Years	rr_ExpenseExampleYear10	862
2002	rr_AnnualReturn2002	(20.61%)
2003	rr_AnnualReturn2003	41.62%
2004	rr_AnnualReturn2004	18.43%
2005	rr_AnnualReturn2005	4.33%
2006	rr_AnnualReturn2006	13.60%
2007	rr_AnnualReturn2007	(1.44%)
2008	rr_AnnualReturn2008	(37.99%)
2009	rr_AnnualReturn2009	36.77%
2010	rr_AnnualReturn2010	24.46%
2011	rr_AnnualReturn2011	(4.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.91%)
One Year	rr_AverageAnnualReturnYear01	(4.87%)
Five Years	rr_AverageAnnualReturnYear05	(0.21%)
Ten Years	rr_AverageAnnualReturnYear10	4.56%
Initial Class Shares | Russell 2000 Index (reflects no deduction for fees or expenses) | SC BlackRock Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.18%)
Five Years	rr_AverageAnnualReturnYear05	0.15%
Ten Years	rr_AverageAnnualReturnYear10	5.62%

[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Initial Class Shares | SC Columbia Small Cap Value Fund
FUND SUMMARY SCSM Columbia Small Cap Value Fund
INVESTMENT GOAL
Long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Initial Class Shares SC Columbia Small Cap Value Fund Initial Class
Management Fee		0.90%
Other Expenses		0.34%
Total Annual Fund Operating Expenses		1.24%
Fee Waiver and Expense Reimbursement		(0.08%)
Net Annual Fund Operating Expenses	[1]	1.16%
[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC Columbia Small Cap Value Fund Initial Class	118	386	673	1,493

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies that Columbia Management Investment Advisers, LLC, the fund’s subadviser, believes to be undervalued. The subadviser considers small capitalization companies to be companies that, at the time of purchase, have market capitalizations in the range of the companies in the Russell 2000® Value Index (between $37 million and $3.7 billion as of December 31, 2011). This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts (“ADRs”). The fund may invest in real estate investment trusts (“REITs”).

The subadviser may sell a security when its price reaches a target that is based on a risk-adjusted return expectation over the subadviser’s time horizon; if the subadviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or if the security appreciates to a market capitalization larger than that of the largest market capitalization in the benchmark. The subadviser may also sell a security to reduce the fund’s holding when it grows larger than the security’s weighting in the benchmark or for other reasons.

How Investments Are Selected

The subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the fund’s portfolio. The subadviser considers, among other factors:
  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects or other factors;
  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
  a company’s current operating margins relative to its historic range and future potential; and
  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
  The fund’s value investment style and small cap focus do not produce favorable results relative to market trends.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  The fund’s investments in REITs experience the same risks as direct ownership of real estate, such as the risk that the value of real estate could decline due to factors that affect the real estate market generally. REITs may also decline in value due to the capability of their managers, limited diversification, and changes in tax laws.
  The fund has a significant portion of its assets invested in securities of companies conducting business in the same industry or in a closely related group of industries within an economic sector, which could make the fund more vulnerable to unfavorable developments in an industry or sector than funds that invest more broadly.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Columbia Management Investment Advisers, LLC became the fund’s subadviser on May 1, 2010.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.44%	2nd Quarter 2009

Lowest	(21.49)%	3rd Quarter 2011

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC Columbia Small Cap Value Fund	One Year	Since Inception	Inception Date
Initial Class	(6.32%)	5.43%	Oct 1, 2008
Russell 2000 Value Index (reflects no deduction for fees or expenses)	(5.50%)	1.97%	Oct 1, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | SC Columbia Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM Columbia Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies that Columbia Management Investment Advisers, LLC, the fund’s subadviser, believes to be undervalued. The subadviser considers small capitalization companies to be companies that, at the time of purchase, have market capitalizations in the range of the companies in the Russell 2000® Value Index (between $37 million and $3.7 billion as of December 31, 2011). This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts (“ADRs”). The fund may invest in real estate investment trusts (“REITs”).

The subadviser may sell a security when its price reaches a target that is based on a risk-adjusted return expectation over the subadviser’s time horizon; if the subadviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or if the security appreciates to a market capitalization larger than that of the largest market capitalization in the benchmark. The subadviser may also sell a security to reduce the fund’s holding when it grows larger than the security’s weighting in the benchmark or for other reasons.

How Investments Are Selected

The subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the fund’s portfolio. The subadviser considers, among other factors:
  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects or other factors;
  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
  a company’s current operating margins relative to its historic range and future potential; and
  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
  The fund’s value investment style and small cap focus do not produce favorable results relative to market trends.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  The fund’s investments in REITs experience the same risks as direct ownership of real estate, such as the risk that the value of real estate could decline due to factors that affect the real estate market generally. REITs may also decline in value due to the capability of their managers, limited diversification, and changes in tax laws.
  The fund has a significant portion of its assets invested in securities of companies conducting business in the same industry or in a closely related group of industries within an economic sector, which could make the fund more vulnerable to unfavorable developments in an industry or sector than funds that invest more broadly.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

		Columbia Management Investment Advisers, LLC became the fund’s subadviser on May 1, 2010.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.44%	2nd Quarter 2009

Lowest	(21.49)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC Columbia Small Cap Value Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.16% [1]
One Year	rr_ExpenseExampleYear01	118
Three Years	rr_ExpenseExampleYear03	386
Five Years	rr_ExpenseExampleYear05	673
Ten Years	rr_ExpenseExampleYear10	1,493
2009	rr_AnnualReturn2009	30.52%
2010	rr_AnnualReturn2010	21.62%
2011	rr_AnnualReturn2011	(6.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.49%)
One Year	rr_AverageAnnualReturnYear01	(6.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Initial Class Shares | Russell 2000 Value Index (reflects no deduction for fees or expenses) | SC Columbia Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008

[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Initial Class Shares | SC Davis Venture Value Fund
FUND SUMMARY SCSM Davis Venture Value Fund
INVESTMENT GOAL
Growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Initial Class Shares SC Davis Venture Value Fund Initial Class
Management Fee	0.75%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.86%

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC Davis Venture Value Fund Initial Class	88	274	477	1,061

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund invests primarily in the common stock of large capitalization U.S. companies with market capitalizations of at least $10 billion at the time of purchase.

How Investments Are Selected

The investment philosophy of the fund’s investment subadviser, Davis Selected Advisers, L.P. (“Davis Advisors”), is to select common stocks of growing companies at value prices and to hold them for the long term. Davis Advisors uses extensive research to seek overlooked companies with sustainable growth rates that currently sell at modest price-earnings multiples. The fund may invest up to 20% of its total assets in foreign securities, not including American Depositary Receipts (“ADRs”), American Depositary Shares, or U.S. dollar denominated securities of foreign issuers.

In selecting securities for the fund, Davis Advisors looks for companies with some or all of the following characteristics:

First Class Management
  Proven track record
  Significant alignment of management’s and investor’s interest in business (e.g., through significant stock ownership by directors and officers or through compensation incentives tied to company performance)
  Intelligent application of capital (financial resources are invested in a manner likely to increase the company’s profitability and benefit shareholders)

Strong Financial Condition and Satisfactory Profitability
  Strong balance sheet
  Low cost structure
  High returns on capital

Strong Competitive Positioning
  Products and services that are unlikely to become obsolete
  Dominant or growing market share
  Global presence and brand names

The fund historically has invested a significant portion of its assets in the financial services sector.

While Davis Advisors plans on holding securities for the long term, it will consider selling a security if the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the security is no longer attractive. Criteria may include deteriorating fundamentals, a negative change in management or strategy, misinformation, excessive valuations, more attractive opportunities, or similar criteria.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Value stocks fall out of favor with the stock market relative to growth stocks.
  Large capitalization stocks underperform relative to small or mid-capitalization stocks.
  The market undervalues the stocks held by the fund for longer than expected.
  Companies in the fund’s portfolio fail to achieve earnings estimates or other market expectations, causing their stock prices to fall.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
Risks of investing in the financial services sector include:
  Financial services companies may suffer a setback if regulators change the rules under which they operate.
  Unstable and/or rising interest rates may have a disproportionate effect on financial services companies.
  Some financial services companies may have loan portfolios concentrated in a particular industry, such as a high level of loans to real estate developers, which make them vulnerable to economic conditions that affect that industry.
  Some financial services companies may suffer from the increasingly competitive environment in which they operate.
  Some financial services companies may have credit exposures that under certain circumstances could result in a substantial loss (e.g., sub-prime loans).

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since January 1, 2002)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	19.48%	2nd Quarter 2009

Lowest	(23.49)%	4th Quarter 2008

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC Davis Venture Value Fund	One Year	Five Years	Ten Years
Initial Class	(3.77%)	(1.84%)	3.50%
S&P 500 Index (reflects no deduction for fees or expenses)	2.11%	(0.25%)	2.92%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | SC Davis Venture Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM Davis Venture Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests primarily in the common stock of large capitalization U.S. companies with market capitalizations of at least $10 billion at the time of purchase.

How Investments Are Selected

The investment philosophy of the fund’s investment subadviser, Davis Selected Advisers, L.P. (“Davis Advisors”), is to select common stocks of growing companies at value prices and to hold them for the long term. Davis Advisors uses extensive research to seek overlooked companies with sustainable growth rates that currently sell at modest price-earnings multiples. The fund may invest up to 20% of its total assets in foreign securities, not including American Depositary Receipts (“ADRs”), American Depositary Shares, or U.S. dollar denominated securities of foreign issuers.

In selecting securities for the fund, Davis Advisors looks for companies with some or all of the following characteristics:

First Class Management
  Proven track record
  Significant alignment of management’s and investor’s interest in business (e.g., through significant stock ownership by directors and officers or through compensation incentives tied to company performance)
  Intelligent application of capital (financial resources are invested in a manner likely to increase the company’s profitability and benefit shareholders)

Strong Financial Condition and Satisfactory Profitability
  Strong balance sheet
  Low cost structure
  High returns on capital

Strong Competitive Positioning
  Products and services that are unlikely to become obsolete
  Dominant or growing market share
  Global presence and brand names

The fund historically has invested a significant portion of its assets in the financial services sector.

While Davis Advisors plans on holding securities for the long term, it will consider selling a security if the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the security is no longer attractive. Criteria may include deteriorating fundamentals, a negative change in management or strategy, misinformation, excessive valuations, more attractive opportunities, or similar criteria.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Value stocks fall out of favor with the stock market relative to growth stocks.
  Large capitalization stocks underperform relative to small or mid-capitalization stocks.
  The market undervalues the stocks held by the fund for longer than expected.
  Companies in the fund’s portfolio fail to achieve earnings estimates or other market expectations, causing their stock prices to fall.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
Risks of investing in the financial services sector include:
  Financial services companies may suffer a setback if regulators change the rules under which they operate.
  Unstable and/or rising interest rates may have a disproportionate effect on financial services companies.
  Some financial services companies may have loan portfolios concentrated in a particular industry, such as a high level of loans to real estate developers, which make them vulnerable to economic conditions that affect that industry.
  Some financial services companies may suffer from the increasingly competitive environment in which they operate.
  Some financial services companies may have credit exposures that under certain circumstances could result in a substantial loss (e.g., sub-prime loans).

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

		Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since January 1, 2002)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	19.48%	2nd Quarter 2009

Lowest	(23.49)%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC Davis Venture Value Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
One Year	rr_ExpenseExampleYear01	88
Three Years	rr_ExpenseExampleYear03	274
Five Years	rr_ExpenseExampleYear05	477
Ten Years	rr_ExpenseExampleYear10	1,061
2002	rr_AnnualReturn2002	(16.24%)
2003	rr_AnnualReturn2003	30.50%
2004	rr_AnnualReturn2004	12.45%
2005	rr_AnnualReturn2005	9.73%
2006	rr_AnnualReturn2006	14.77%
2007	rr_AnnualReturn2007	4.23%
2008	rr_AnnualReturn2008	(37.81%)
2009	rr_AnnualReturn2009	29.39%
2010	rr_AnnualReturn2010	12.92%
2011	rr_AnnualReturn2011	(3.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.49%)
One Year	rr_AverageAnnualReturnYear01	(3.77%)
Five Years	rr_AverageAnnualReturnYear05	(1.84%)
Ten Years	rr_AverageAnnualReturnYear10	3.50%
Initial Class Shares | S&P 500 Index (reflects no deduction for fees or expenses) | SC Davis Venture Value Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	2.92%

Initial Class Shares | SC Goldman Sachs Mid Cap Value Fund
FUND SUMMARY SCSM Goldman Sachs Mid Cap Value Fund
INVESTMENT GOAL
Long-term total return on capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Initial Class Shares SC Goldman Sachs Mid Cap Value Fund Initial Class
Unified Management Fee	1.05%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.06%

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC Goldman Sachs Mid Cap Value Fund Initial Class	108	337	585	1,294

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded or headquartered in the United States. The fund’s subadviser anticipates that, under normal circumstances, the fund will invest at least 90% of its net assets in such equity investments. The fund seeks to maximize return while maintaining risk, style, capitalization and characteristics similar to those of its benchmark, the Russell Midcap® Value Index. The index is designed to represent an investible universe of mid cap companies with low earnings growth expectations. The fund uses public market capitalizations (based upon unrestricted shares available for trading) to identify companies with capitalizations similar to those within the range of the market capitalizations of companies included in the Russell Midcap® Value Index at the time of investment. As of December 31, 2011, the market capitalization range of companies in the Russell Midcap® Value Index was $117 million to $20.49 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range. The fund is not required to limit its investments to securities included in the Russell Midcap® Value Index.

How Investments Are Selected

The key investment strategies of Goldman Sachs Asset Management, L.P., the fund’s subadviser, include:
  Using proprietary quantitative models to evaluate companies’ fundamental characteristics; these techniques emphasize stock selection, portfolio construction and efficient implementation.
  Selecting stocks by employing a proprietary model to forecast expected returns for a universe of over 4,000 U.S. stocks on a daily basis. This model is based on six investment themes – Valuation, Profitability, Quality, Management, Momentum and Sentiment – chosen because the subadviser believes they:
    Offer fundamental investment appeal,
    Demonstrate a statistically significant ability to forecast returns,
    Work well in different kinds of market environments and across different kinds of stocks, and
    Contribute to excess return as demonstrated by attribution from portfolio simulations.
          In addition, since the correlations between the themes are low, the subadviser believes each should bring new information to the overall evaluation of a stock’s attractiveness and contribute to a better buy/sell decision on each stock.

  Identifying and measuring comparative risks between equity investments through the use of models in an effort to construct the most efficient risk/return portfolio.
  Designing trading strategies to minimize total transaction costs to the fund.
The subadviser will not consider the fund’s portfolio turnover rate a limiting factor in making investment decisions for the fund, and the portfolio’s investment style may result in frequent trading and relatively high portfolio turnover. The turnover may be higher or lower than 100%, depending on market conditions and changes to the composition of the benchmark index.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

  U.S. stock markets go down or perform poorly relative to other types of investments.
  Securities of mid capitalization companies, which involve greater risks than those associated with larger capitalization companies, experience abrupt or erratic price movements or lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price. Since they often have narrower markets and more limited managerial and financial resources than larger, more established companies, performance of the securities of mid capitalization companies can be more volatile and face greater risk of business failure, which could increase the volatility of the fund’s portfolio.
  The value of securities in the fund’s portfolio decreases in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Investments selected using the subadviser’s proprietary quantitative models perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and/or technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.59%	3rd Quarter 2009

Lowest	(17.30)%	3rd Quarter 2011

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC Goldman Sachs Mid Cap Value Fund	One Year	Since Inception	Inception Date
Initial Class	2.47%	2.52%	Mar 7, 2008
Russell Midcap Value Index (reflects no deduction for fees or expenses)	(1.38%)	3.26%	Mar 7, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | SC Goldman Sachs Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM Goldman Sachs Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term total return on capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded or headquartered in the United States. The fund’s subadviser anticipates that, under normal circumstances, the fund will invest at least 90% of its net assets in such equity investments. The fund seeks to maximize return while maintaining risk, style, capitalization and characteristics similar to those of its benchmark, the Russell Midcap® Value Index. The index is designed to represent an investible universe of mid cap companies with low earnings growth expectations. The fund uses public market capitalizations (based upon unrestricted shares available for trading) to identify companies with capitalizations similar to those within the range of the market capitalizations of companies included in the Russell Midcap® Value Index at the time of investment. As of December 31, 2011, the market capitalization range of companies in the Russell Midcap® Value Index was $117 million to $20.49 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range. The fund is not required to limit its investments to securities included in the Russell Midcap® Value Index.

How Investments Are Selected

The key investment strategies of Goldman Sachs Asset Management, L.P., the fund’s subadviser, include:
  Using proprietary quantitative models to evaluate companies’ fundamental characteristics; these techniques emphasize stock selection, portfolio construction and efficient implementation.
  Selecting stocks by employing a proprietary model to forecast expected returns for a universe of over 4,000 U.S. stocks on a daily basis. This model is based on six investment themes – Valuation, Profitability, Quality, Management, Momentum and Sentiment – chosen because the subadviser believes they:
    Offer fundamental investment appeal,
    Demonstrate a statistically significant ability to forecast returns,
    Work well in different kinds of market environments and across different kinds of stocks, and
    Contribute to excess return as demonstrated by attribution from portfolio simulations.
          In addition, since the correlations between the themes are low, the subadviser believes each should bring new information to the overall evaluation of a stock’s attractiveness and contribute to a better buy/sell decision on each stock.

  Identifying and measuring comparative risks between equity investments through the use of models in an effort to construct the most efficient risk/return portfolio.
  Designing trading strategies to minimize total transaction costs to the fund.
The subadviser will not consider the fund’s portfolio turnover rate a limiting factor in making investment decisions for the fund, and the portfolio’s investment style may result in frequent trading and relatively high portfolio turnover. The turnover may be higher or lower than 100%, depending on market conditions and changes to the composition of the benchmark index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

  U.S. stock markets go down or perform poorly relative to other types of investments.
  Securities of mid capitalization companies, which involve greater risks than those associated with larger capitalization companies, experience abrupt or erratic price movements or lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price. Since they often have narrower markets and more limited managerial and financial resources than larger, more established companies, performance of the securities of mid capitalization companies can be more volatile and face greater risk of business failure, which could increase the volatility of the fund’s portfolio.
  The value of securities in the fund’s portfolio decreases in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Investments selected using the subadviser’s proprietary quantitative models perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and/or technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

		Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.59%	3rd Quarter 2009

Lowest	(17.30)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC Goldman Sachs Mid Cap Value Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Unified Management Fee	rr_ManagementFeesOverAssets	1.05%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
One Year	rr_ExpenseExampleYear01	108
Three Years	rr_ExpenseExampleYear03	337
Five Years	rr_ExpenseExampleYear05	585
Ten Years	rr_ExpenseExampleYear10	1,294
2009	rr_AnnualReturn2009	25.68%
2010	rr_AnnualReturn2010	22.13%
2011	rr_AnnualReturn2011	2.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.30%)
One Year	rr_AverageAnnualReturnYear01	2.47%
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008
Initial Class Shares | Russell Midcap Value Index (reflects no deduction for fees or expenses) | SC Goldman Sachs Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008

Initial Class Shares | SC Invesco Small Cap Growth Fund
FUND SUMMARY SCSMInvesco Small Cap Growth Fund
INVESTMENT GOAL
Long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Initial Class Shares SC Invesco Small Cap Growth Fund Initial Class
Management Fee		0.95%
Other Expenses		0.40%
Total Annual Fund Operating Expenses		1.35%
Fee Waiver and Expense Reimbursement		(0.19%)
Net Annual Fund Operating Expenses	[1]	1.16%
[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC Invesco Small Cap Growth Fund Initial Class	118	409	721	1,607

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2011, the largest market capitalization resulting from this formula was $5.1 billion. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently exceeds this size.

In complying with its 80% investment policy, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments.

The fund may invest up to 25% of its total assets in securities issued by issuers outside of the U.S. or other securities representing underlying securities of foreign issuers, such as American Depositary Receipts (“ADRs”) and securities denominated in foreign currencies. The fund may also invest in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser’s portfolio managers seek to identify those companies that have strong earnings growth or demonstrate other potential for growth of capital as further described below.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the fund with the Russell 2000® Growth Index. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.
  Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry. Attractive industries are those with higher purchaser demand, those driven by macroeconomic or demographic trends, those industry niches taking market share from fragmented or mature industries, and those industries that allow for differentiation, added value and pricing flexibility.
  Valuation analysis focuses on identifying attractively valued securities, based upon their growth potential over a one- to two-year time horizon. Portfolio managers focus on the price to earnings ratio, and the price-to-earnings metric they use is based on their estimate of the long-term growth rate.
  Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.
The portfolio managers consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
  The fund’s growth-oriented investment style and small cap focus do not produce favorable results relative to market trends.
  Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  The value of dividends or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  Convertible securities are affected by: market interest rates, the risk that the issuer may default on interest or principal payments, and the value of the underlying common stock into which these securities may be converted.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	18.41%	2nd Quarter 2009

Lowest	(20.95)%	3rd Quarter 2011

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC Invesco Small Cap Growth Fund	One Year	Since Inception	Inception Date
Initial Class	(0.92%)	6.73%	Oct 1, 2008
Russell 2000 Growth Index (reflects no deduction for fees or expenses)	(2.91%)	6.38%	Oct 1, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | SC Invesco Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSMInvesco Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2011, the largest market capitalization resulting from this formula was $5.1 billion. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently exceeds this size.

In complying with its 80% investment policy, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments.

The fund may invest up to 25% of its total assets in securities issued by issuers outside of the U.S. or other securities representing underlying securities of foreign issuers, such as American Depositary Receipts (“ADRs”) and securities denominated in foreign currencies. The fund may also invest in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser’s portfolio managers seek to identify those companies that have strong earnings growth or demonstrate other potential for growth of capital as further described below.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the fund with the Russell 2000® Growth Index. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.
  Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry. Attractive industries are those with higher purchaser demand, those driven by macroeconomic or demographic trends, those industry niches taking market share from fragmented or mature industries, and those industries that allow for differentiation, added value and pricing flexibility.
  Valuation analysis focuses on identifying attractively valued securities, based upon their growth potential over a one- to two-year time horizon. Portfolio managers focus on the price to earnings ratio, and the price-to-earnings metric they use is based on their estimate of the long-term growth rate.
  Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.
The portfolio managers consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
  The fund’s growth-oriented investment style and small cap focus do not produce favorable results relative to market trends.
  Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  The value of dividends or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  Convertible securities are affected by: market interest rates, the risk that the issuer may default on interest or principal payments, and the value of the underlying common stock into which these securities may be converted.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

		Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund's Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	18.41%	2nd Quarter 2009

Lowest	(20.95)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC Invesco Small Cap Growth Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.16% [1]
One Year	rr_ExpenseExampleYear01	118
Three Years	rr_ExpenseExampleYear03	409
Five Years	rr_ExpenseExampleYear05	721
Ten Years	rr_ExpenseExampleYear10	1,607
2009	rr_AnnualReturn2009	31.75%
2010	rr_AnnualReturn2010	26.08%
2011	rr_AnnualReturn2011	(0.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.95%)
One Year	rr_AverageAnnualReturnYear01	(0.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Initial Class Shares | Russell 2000 Growth Index (reflects no deduction for fees or expenses) | SC Invesco Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008

[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Initial Class Shares | SC Lord Abbett Growth & Income Fund
FUND SUMMARY SCSM Lord Abbett Growth & Income Fund.
INVESTMENT GOAL
Long-term growth of capital and income without excessive fluctuations in market value.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Initial Class Shares SC Lord Abbett Growth & Income Fund Initial Class shares
Unified Management Fee	0.87%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.88%

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC Lord Abbett Growth & Income Fund Initial Class shares	90	281	488	1,084

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index. As of December 31, 2011, the market capitalization range of companies in the Russell 1000® Index was $36 million to $417.5 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the fund’s subadviser believes are undervalued. The fund may invest up to 10% of its net assets in securities issued by foreign companies that primarily are traded outside of the U.S. The fund may invest without limitation in securities of companies that are incorporated or organized under the laws of jurisdictions outside of the U.S., but primarily traded on a U.S. securities exchange, including American Depositary Receipts (“ADRs”) and similar depositary receipts.

How Investments Are Selected

The key investment strategies of Lord, Abbett & Co. LLC, the fund’s subadviser, include:
  Investing in companies that the subadviser believes have been undervalued by the market and are selling at reasonable prices in relation to the subadviser’s assessment of their potential or intrinsic value. A security may be undervalued by the market because of a lack of awareness of the company’s intrinsic value or a lack of recognition of the company’s future potential. In addition, a company may be undervalued because it may be temporarily out of favor by the market.
  Investing in large, seasoned companies that tend to be less volatile than smaller companies.
  Monitoring company fundamentals, market and economic environments, and valuation targets to determine when to sell portfolio holdings.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  The prospects of individual companies in which the fund invests change.
  Large capitalization value stocks underperform relative to small or mid capitalization stocks or growth stocks.
  Due to investments in multinational companies, the fund experiences greater market, liquidity, currency, political, information and other risks.
  The market undervalues the stocks held by the fund for longer than expected.
  Securities judged to be undervalued are actually appropriately priced.
  Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Year-by-year total returns for Initial Class shares

Calendar Years Ended December 31
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	18.10%	2nd Quarter 2009

Lowest	(17.31)%	3rd Quarter 2011

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC Lord Abbett Growth & Income Fund	One Year	Since Inception	Inception Date
Initial Class shares	(6.15%)	(1.99%)	Mar 7, 2008
Russell 1000 Value Index (reflects no deduction for fees or expenses)	0.39%	(0.57%)	Mar 7, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | SC Lord Abbett Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM Lord Abbett Growth & Income Fund.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital and income without excessive fluctuations in market value.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index. As of December 31, 2011, the market capitalization range of companies in the Russell 1000® Index was $36 million to $417.5 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the fund’s subadviser believes are undervalued. The fund may invest up to 10% of its net assets in securities issued by foreign companies that primarily are traded outside of the U.S. The fund may invest without limitation in securities of companies that are incorporated or organized under the laws of jurisdictions outside of the U.S., but primarily traded on a U.S. securities exchange, including American Depositary Receipts (“ADRs”) and similar depositary receipts.

How Investments Are Selected

The key investment strategies of Lord, Abbett & Co. LLC, the fund’s subadviser, include:
  Investing in companies that the subadviser believes have been undervalued by the market and are selling at reasonable prices in relation to the subadviser’s assessment of their potential or intrinsic value. A security may be undervalued by the market because of a lack of awareness of the company’s intrinsic value or a lack of recognition of the company’s future potential. In addition, a company may be undervalued because it may be temporarily out of favor by the market.
  Investing in large, seasoned companies that tend to be less volatile than smaller companies.
  Monitoring company fundamentals, market and economic environments, and valuation targets to determine when to sell portfolio holdings.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  The prospects of individual companies in which the fund invests change.
  Large capitalization value stocks underperform relative to small or mid capitalization stocks or growth stocks.
  Due to investments in multinational companies, the fund experiences greater market, liquidity, currency, political, information and other risks.
  The market undervalues the stocks held by the fund for longer than expected.
  Securities judged to be undervalued are actually appropriately priced.
  Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

		Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	18.10%	2nd Quarter 2009

Lowest	(17.31)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC Lord Abbett Growth & Income Fund | Initial Class shares
Risk/Return:	rr_RiskReturnAbstract
Unified Management Fee	rr_ManagementFeesOverAssets	0.87%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
One Year	rr_ExpenseExampleYear01	90
Three Years	rr_ExpenseExampleYear03	281
Five Years	rr_ExpenseExampleYear05	488
Ten Years	rr_ExpenseExampleYear10	1,084
2009	rr_AnnualReturn2009	17.85%
2010	rr_AnnualReturn2010	17.19%
2011	rr_AnnualReturn2011	(6.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.31%)
One Year	rr_AverageAnnualReturnYear01	(6.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008
Initial Class Shares | Russell 1000 Value Index (reflects no deduction for fees or expenses) | SC Lord Abbett Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.39%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008

Initial Class Shares | SC WMC Blue Chip Mid Cap Fund
FUND SUMMARY SCSM WMC Blue Chip Mid Cap Fund
INVESTMENT GOAL
Long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Initial Class Shares SC WMC Blue Chip Mid Cap Fund Initial Class
Management Fee	0.80%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.96%

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC WMC Blue Chip Mid Cap Fund Initial Class	98	306	531	1,178

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities with, at the time of purchase, market capitalizations within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. As of December 31, 2011, the market capitalization range of companies in the Russell MidCap® Index was $42 million to $20.5 billion. As of December 31, 2011, the market capitalization range of companies in the S&P MidCap 400 Index was $490 million to $7.5 billion. The range varies daily. The fund is not required to sell a security if the issuer’s capitalization changes so that it is no longer within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. The fund may invest up to 20% of its net assets in foreign securities not listed or traded on a U.S. exchange or quoted market.

How Investments Are Selected

The fund is broadly diversified by industry and company. The fund favors high-quality, well-established mid cap companies. These are companies with attributes such as a leadership position within an industry, a strong balance sheet, a high return on equity, and/or a strong management team.

The fund’s investment subadviser, Wellington Management Company, LLP (“Wellington Management”), uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for consistency with the fund’s philosophy and process. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Mid-capitalization companies fall out of favor with investors.
  Securities of mid capitalization companies, which involve greater risks than those associated with larger capitalization companies, experience abrupt or erratic price movements or lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price. Since they often have narrower markets and more limited managerial and financial resources than larger, more established companies, performance of the securities of mid capitalization companies can be more volatile and face greater risk of business failure, which could increase the volatility of the fund’s portfolio.
  The fund’s investment style and mid-capitalization focus do not produce favorable results relative to market trends.
  The fund misses out on an investment opportunity because its assets are invested in lower performing investments.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since January 1, 2002)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	18.06%	2nd Quarter 2003

Lowest	(22.98)%	4th Quarter 2008

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC WMC Blue Chip Mid Cap Fund	One Year	Five Years	Ten Years
Initial Class	(7.78%)	2.03%	6.80%
S&P MidCap 400 Index (reflects no deduction for fees or expenses)	(1.73%)	3.32%	7.04%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | SC WMC Blue Chip Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM WMC Blue Chip Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities with, at the time of purchase, market capitalizations within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. As of December 31, 2011, the market capitalization range of companies in the Russell MidCap® Index was $42 million to $20.5 billion. As of December 31, 2011, the market capitalization range of companies in the S&P MidCap 400 Index was $490 million to $7.5 billion. The range varies daily. The fund is not required to sell a security if the issuer’s capitalization changes so that it is no longer within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. The fund may invest up to 20% of its net assets in foreign securities not listed or traded on a U.S. exchange or quoted market.

How Investments Are Selected

The fund is broadly diversified by industry and company. The fund favors high-quality, well-established mid cap companies. These are companies with attributes such as a leadership position within an industry, a strong balance sheet, a high return on equity, and/or a strong management team.

The fund’s investment subadviser, Wellington Management Company, LLP (“Wellington Management”), uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for consistency with the fund’s philosophy and process. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Mid-capitalization companies fall out of favor with investors.
  Securities of mid capitalization companies, which involve greater risks than those associated with larger capitalization companies, experience abrupt or erratic price movements or lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price. Since they often have narrower markets and more limited managerial and financial resources than larger, more established companies, performance of the securities of mid capitalization companies can be more volatile and face greater risk of business failure, which could increase the volatility of the fund’s portfolio.
  The fund’s investment style and mid-capitalization focus do not produce favorable results relative to market trends.
  The fund misses out on an investment opportunity because its assets are invested in lower performing investments.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

		Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since January 1, 2002)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	18.06%	2nd Quarter 2003

Lowest	(22.98)%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC WMC Blue Chip Mid Cap Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
One Year	rr_ExpenseExampleYear01	98
Three Years	rr_ExpenseExampleYear03	306
Five Years	rr_ExpenseExampleYear05	531
Ten Years	rr_ExpenseExampleYear10	1,178
2002	rr_AnnualReturn2002	(14.91%)
2003	rr_AnnualReturn2003	36.09%
2004	rr_AnnualReturn2004	16.14%
2005	rr_AnnualReturn2005	16.61%
2006	rr_AnnualReturn2006	11.30%
2007	rr_AnnualReturn2007	15.41%
2008	rr_AnnualReturn2008	(35.14%)
2009	rr_AnnualReturn2009	30.07%
2010	rr_AnnualReturn2010	23.17%
2011	rr_AnnualReturn2011	(7.78%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.98%)
One Year	rr_AverageAnnualReturnYear01	(7.78%)
Five Years	rr_AverageAnnualReturnYear05	2.03%
Ten Years	rr_AverageAnnualReturnYear10	6.80%
Initial Class Shares | S&P MidCap 400 Index (reflects no deduction for fees or expenses) | SC WMC Blue Chip Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.73%)
Five Years	rr_AverageAnnualReturnYear05	3.32%
Ten Years	rr_AverageAnnualReturnYear10	7.04%

Initial Class Shares | SC WMC Large Cap Growth Fund
FUND SUMMARY SCSM WMC Large Cap Growth Fund
INVESTMENT GOAL
Long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Initial Class Shares SC WMC Large Cap Growth Fund Initial Class
Management Fee	0.75%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.90%

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC WMC Large Cap Growth Fund Initial Class	92	287	498	1,108

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund normally invests primarily in common stocks. The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Growth Index). The size of the companies in this index changes with market conditions and the composition of the index. The fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts (“ADRs”), American Depositary Shares or U.S. dollar denominated securities of foreign issuers).

How Investments Are Selected

The fund invests primarily in common stocks of growth-oriented companies. Each stock is evaluated and ranked on a consistent set of growth, valuation, and quality criteria.

The fund’s investment subadviser, Wellington Management Company, LLP (“Wellington Management”), uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Growth stocks fall out of favor with the stock markets relative to value stocks.
  Large capitalization stocks underperform relative to small or mid-capitalization stocks.
  The fund's investment style and large-capitalization focus do not produce favorable results relative to market trends.
  The fund misses out on an investment opportunity because its assets are invested in lower performing investments.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  The subadviser's judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Wellington Management Company, LLP became the fund’s subadviser on August 1, 2008.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since April 2, 2007 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	16.96%	2nd Quarter 2009

Lowest	(22.43)%	4th Quarter 2008

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC WMC Large Cap Growth Fund	One Year	Since Inception	Inception Date
Initial Class	(4.53%)	(1.41%)	Apr 2, 2007
Russell 1000 Growth Index (reflects no deduction for fees or expenses)	2.64%	2.31%	Apr 2, 2007

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | SC WMC Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM WMC Large Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund normally invests primarily in common stocks. The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Growth Index). The size of the companies in this index changes with market conditions and the composition of the index. The fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts (“ADRs”), American Depositary Shares or U.S. dollar denominated securities of foreign issuers).

How Investments Are Selected

The fund invests primarily in common stocks of growth-oriented companies. Each stock is evaluated and ranked on a consistent set of growth, valuation, and quality criteria.

The fund’s investment subadviser, Wellington Management Company, LLP (“Wellington Management”), uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Growth stocks fall out of favor with the stock markets relative to value stocks.
  Large capitalization stocks underperform relative to small or mid-capitalization stocks.
  The fund's investment style and large-capitalization focus do not produce favorable results relative to market trends.
  The fund misses out on an investment opportunity because its assets are invested in lower performing investments.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  The subadviser's judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

		Wellington Management Company, LLP became the fund’s subadviser on August 1, 2008.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since April 2, 2007 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	16.96%	2nd Quarter 2009

Lowest	(22.43)%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC WMC Large Cap Growth Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
One Year	rr_ExpenseExampleYear01	92
Three Years	rr_ExpenseExampleYear03	287
Five Years	rr_ExpenseExampleYear05	498
Ten Years	rr_ExpenseExampleYear10	1,108
2008	rr_AnnualReturn2008	(44.12%)
2009	rr_AnnualReturn2009	37.23%
2010	rr_AnnualReturn2010	19.50%
2011	rr_AnnualReturn2011	(4.53%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.43%)
One Year	rr_AverageAnnualReturnYear01	(4.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Initial Class Shares | Russell 1000 Growth Index (reflects no deduction for fees or expenses) | SC WMC Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007

Initial Class Shares | Sun Capital Investment Grade Bond Fund
FUND SUMMARY Sun Capital Investment Grade Bond Fund®
INVESTMENT GOAL
The fund’s investment objective is to seek high current income consistent with relative stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Initial Class Shares Sun Capital Investment Grade Bond Fund Initial Class
Management Fee	0.60%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.71%

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares Sun Capital Investment Grade Bond Fund Initial Class	73	227	395	883

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 96% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities, including those issued by:
  U.S. and foreign companies, including companies in emerging market countries
  The U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities
  Foreign governments, including governments of emerging market countries
Credit Quality

The fund invests at least 80% of its net assets in investment grade fixed income securities. The fund may invest up to 20% of its assets in high yield or junk bonds rated at least B by one rating agency or unrated bonds of equivalent quality as determined by the adviser.

Duration Target

The portfolio’s average dollar-weighted duration is generally within plus or minus one year of the effective duration of the Barclays Capital U.S. Aggregate Bond Index, which was 4.95 years as of December 31, 2011. (Duration is a measure of interest rate sensitivity.) There is no limit on the maturity or duration of individual securities.

How Investments Are Selected

The adviser selects investments for the fund’s portfolio by:
  Analyzing the credit quality, yield, and investment risk of individual securities in order to estimate their relative value and attractiveness.
  Identifying sectors (such as corporate securities, government securities, mortgage-backed securities or asset-backed securities) and maturity ranges that appear to be temporarily underpriced and, therefore, offer favorable yields given their interest rate sensitivity and other risks.
  Considering whether a particular investment is consistent with the fund’s targets for portfolio duration, maturity distribution and issuer and sector diversification.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The fund’s investments in mortgage-backed or asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.
  Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Rating agencies, on which the adviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  The adviser’s judgments about future economic trends or the relative values of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since January 1, 2002)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	9.22%	2nd Quarter 2009

Lowest	(7.72)%	4th Quarter 2008

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares Sun Capital Investment Grade Bond Fund	One Year	Five Years	Ten Years
Initial Class	7.06%	4.84%	5.27%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	7.84%	6.50%	5.78%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | Sun Capital Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Sun Capital Investment Grade Bond Fund®
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s investment objective is to seek high current income consistent with relative stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities, including those issued by:
  U.S. and foreign companies, including companies in emerging market countries
  The U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities
  Foreign governments, including governments of emerging market countries
Credit Quality

The fund invests at least 80% of its net assets in investment grade fixed income securities. The fund may invest up to 20% of its assets in high yield or junk bonds rated at least B by one rating agency or unrated bonds of equivalent quality as determined by the adviser.

Duration Target

The portfolio’s average dollar-weighted duration is generally within plus or minus one year of the effective duration of the Barclays Capital U.S. Aggregate Bond Index, which was 4.95 years as of December 31, 2011. (Duration is a measure of interest rate sensitivity.) There is no limit on the maturity or duration of individual securities.

How Investments Are Selected

The adviser selects investments for the fund’s portfolio by:
  Analyzing the credit quality, yield, and investment risk of individual securities in order to estimate their relative value and attractiveness.
  Identifying sectors (such as corporate securities, government securities, mortgage-backed securities or asset-backed securities) and maturity ranges that appear to be temporarily underpriced and, therefore, offer favorable yields given their interest rate sensitivity and other risks.
  Considering whether a particular investment is consistent with the fund’s targets for portfolio duration, maturity distribution and issuer and sector diversification.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The fund’s investments in mortgage-backed or asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.
  Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Rating agencies, on which the adviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  The adviser’s judgments about future economic trends or the relative values of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

		Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since January 1, 2002)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	9.22%	2nd Quarter 2009

Lowest	(7.72)%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | Sun Capital Investment Grade Bond Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
One Year	rr_ExpenseExampleYear01	73
Three Years	rr_ExpenseExampleYear03	227
Five Years	rr_ExpenseExampleYear05	395
Ten Years	rr_ExpenseExampleYear10	883
2002	rr_AnnualReturn2002	5.23%
2003	rr_AnnualReturn2003	9.63%
2004	rr_AnnualReturn2004	6.42%
2005	rr_AnnualReturn2005	1.96%
2006	rr_AnnualReturn2006	5.39%
2007	rr_AnnualReturn2007	3.75%
2008	rr_AnnualReturn2008	(12.47%)
2009	rr_AnnualReturn2009	21.00%
2010	rr_AnnualReturn2010	7.67%
2011	rr_AnnualReturn2011	7.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.72%)
One Year	rr_AverageAnnualReturnYear01	7.06%
Five Years	rr_AverageAnnualReturnYear05	4.84%
Ten Years	rr_AverageAnnualReturnYear10	5.27%
Initial Class Shares | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) | Sun Capital Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Ten Years	rr_AverageAnnualReturnYear10	5.78%

Initial Class Shares | Sun Capital Money Market Fund
FUND SUMMARY Sun Capital Money Market Fund®
INVESTMENT GOAL
Maximizing current income, consistent with maintaining liquidity and preserving capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Initial Class Shares Sun Capital Money Market Fund Initial Class
Management Fee		0.50%
Other Expenses		0.15%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.66%
Fee Waiver and Expense Reimbursement		(0.14%)
Net Annual Fund Operating Expenses	[2]	0.52%
[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.
[2]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares Sun Capital Money Market Fund Initial Class	53	197	354	809

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund invests exclusively in high quality U.S. dollar-denominated money market securities, including those issued by:
  U.S. and foreign banks
  Corporate issuers
  The U.S. government and its agencies and instrumentalities
  Foreign governments
  Multinational organizations such as the World Bank
The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers’ acceptances, asset-backed securities, repurchase agreements, and other short-term debt securities permitted as an investment for a money market fund.

Minimum Credit Quality

Assigned to the top tier short-term rating category by Moody’s, S&P or Fitch or, if unrated, determined to be of equivalent quality by the adviser.

Maximum Maturity

Average dollar weighted portfolio maturity of 60 days or less.

How Investments Are Selected

The adviser selects for the fund’s portfolio those securities that appear to offer the best relative value based on an analysis of their credit quality, interest rate sensitivity, yields, and prices. To take advantage of changing yield differentials, the fund may overweight securities in particular sectors of the short-term debt market while maintaining overall issuer and sector diversification.

PRINCIPAL RISKS
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Investors could lose money if any of the following occurs:
  The issuer or guarantor of securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  There is a sudden or sharp increase in interest rates, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk.
  Prices of the fund’s U.S. dollar-denominated foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  The fund’s investments in asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk.
  Rating agencies, on which the adviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  The adviser’s judgments about future economic trends or the relative values of securities selected for the fund’s portfolio prove to be wrong.
  Prices or the liquidity of securities in the fund’s portfolio decline as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since January 1, 2002)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	1.22%	3rd Quarter 2007

Lowest	0.02%	3rd Quarter 2010

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares Sun Capital Money Market Fund	1 Year	5 Years	10 Years
Initial Class	0.15%	1.52%	1.73%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deduction for fees or expenses)	0.10%	1.49%	1.95%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | Sun Capital Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Sun Capital Money Market Fund®
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximizing current income, consistent with maintaining liquidity and preserving capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests exclusively in high quality U.S. dollar-denominated money market securities, including those issued by:
  U.S. and foreign banks
  Corporate issuers
  The U.S. government and its agencies and instrumentalities
  Foreign governments
  Multinational organizations such as the World Bank
The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers’ acceptances, asset-backed securities, repurchase agreements, and other short-term debt securities permitted as an investment for a money market fund.

Minimum Credit Quality

Assigned to the top tier short-term rating category by Moody’s, S&P or Fitch or, if unrated, determined to be of equivalent quality by the adviser.

Maximum Maturity

Average dollar weighted portfolio maturity of 60 days or less.

How Investments Are Selected

The adviser selects for the fund’s portfolio those securities that appear to offer the best relative value based on an analysis of their credit quality, interest rate sensitivity, yields, and prices. To take advantage of changing yield differentials, the fund may overweight securities in particular sectors of the short-term debt market while maintaining overall issuer and sector diversification.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Investors could lose money if any of the following occurs:
  The issuer or guarantor of securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  There is a sudden or sharp increase in interest rates, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk.
  Prices of the fund’s U.S. dollar-denominated foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  The fund’s investments in asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk.
  Rating agencies, on which the adviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  The adviser’s judgments about future economic trends or the relative values of securities selected for the fund’s portfolio prove to be wrong.
  Prices or the liquidity of securities in the fund’s portfolio decline as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

		Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since January 1, 2002)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	1.22%	3rd Quarter 2007

Lowest	0.02%	3rd Quarter 2010

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | Sun Capital Money Market Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.52%	[2]
One Year	rr_ExpenseExampleYear01	53
Three Years	rr_ExpenseExampleYear03	197
Five Years	rr_ExpenseExampleYear05	354
Ten Years	rr_ExpenseExampleYear10	809
2002	rr_AnnualReturn2002	1.12%
2003	rr_AnnualReturn2003	0.55%
2004	rr_AnnualReturn2004	0.74%
2005	rr_AnnualReturn2005	2.75%
2006	rr_AnnualReturn2006	4.59%
2007	rr_AnnualReturn2007	4.87%
2008	rr_AnnualReturn2008	2.25%
2009	rr_AnnualReturn2009	0.25%
2010	rr_AnnualReturn2010	0.19%
2011	rr_AnnualReturn2011	0.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
1 Year	rr_AverageAnnualReturnYear01	0.15%
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	1.73%
Initial Class Shares | BofA Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deduction for fees or expenses) | Sun Capital Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years	rr_AverageAnnualReturnYear10	1.95%

[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.
[2]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Initial Class Shares | SC BlackRock Inflation Protected Bond Fund
FUND SUMMARY SCSM BlackRock Inflation Protected Bond Fund
INVESTMENT GOAL
Maximum real return, consistent with preservation of real capital and prudent investment management.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Initial Class Shares SC BlackRock Inflation Protected Bond Fund Initial Class
Unified Management Fee		0.65%
Other Expenses		0.01%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.67%
[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC BlackRock Inflation Protected Bond Fund Initial Class	68	214	373	835

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 430% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond᾿s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government and based on its economy.

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund.

The fund᾿s average portfolio duration will normally vary between plus or minus 20% of the duration of the fund᾿s benchmark, the Barclays Capital Global Real: U.S. Tips Index (which was 8.05 years as of December 31, 2011). The fund may invest up to 20% of its assets, collectively, in high yield securities (junk bonds) or securities of emerging market issuers.

The fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund may frequently purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and, to a lesser extent, investment grade corporate bonds. The fund may engage in active and frequent trading to try to achieve its investment objective and may, at times, have portfolio turnover in excess of 100% annually.

The fund may, when consistent with its investment goal, buy or sell options or futures, or enter into credit default swaps, total return swaps, interest rate or foreign currency transactions, including swaps (collectively known as derivatives). The fund typically uses derivatives as a substitute for taking a position in the underlying asset (in which case they may be counted towards the fund᾿s policy of investing at least 80% of its net assets in inflation-indexed bonds) and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

High yield securities acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor᾿s or Ba or lower by Moody᾿s) or will be of similar quality as determined by the fund᾿s subadviser management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. High yield securities may be in default at time of purchase.

How Investments Are Selected

The fund᾿s subadviser, BlackRock Financial Management, Inc., purchases securities for the fund when its portfolio management team believes the securities have the potential for above average real return. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

To a lesser extent, the subadviser seeks to enhance returns by anticipating the direction of interest rate movements and selecting investments accordingly. The subadviser uses a historical perspective to identify securities and sectors that show below average risk for their return historically, or above average reward for the risk historically. This is a time-tested process that merges the subadviser’s technological capabilities with its human capital to identify securities the subadviser believes will have the potential for above average return.

A security will be sold if, in the opinion of the subadviser᾿s portfolio management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

PRINCIPAL RISKS
The principal value of your investment is not protected or otherwise guaranteed by virtue of the fund’s investments in inflation-indexed bonds. Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  The index measuring inflation falls. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
  The prices throughout the economy could decline over time causing deflation, which is the opposite of inflation. If inflation is negative, the principal amount of an inflation protected bond will decline and could result in losses for the fund.
  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.
  Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.
  An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  The fund’s non-diversified status, which means that the fund can invest a higher percentage of its assets in any one issuer than a diversified fund, magnifies the fund’s losses from adverse events affecting a particular issuer or industry.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	3.95%	3rd Quarter 2011

Lowest	(1.15)%	4th Quarter 2010

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC BlackRock Inflation Protected Bond Fund	One Year	Since Inception	Inception Date
Initial Class	11.90%	7.58%	Oct 1, 2008
Barclays Capital Global Real Index: U.S. TIPS (reflects no deduction for fees or expenses)	12.56%	8.07%	Oct 1, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | SC BlackRock Inflation Protected Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM BlackRock Inflation Protected Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 430% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	430.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond᾿s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government and based on its economy.

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund.

The fund᾿s average portfolio duration will normally vary between plus or minus 20% of the duration of the fund᾿s benchmark, the Barclays Capital Global Real: U.S. Tips Index (which was 8.05 years as of December 31, 2011). The fund may invest up to 20% of its assets, collectively, in high yield securities (junk bonds) or securities of emerging market issuers.

The fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund may frequently purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and, to a lesser extent, investment grade corporate bonds. The fund may engage in active and frequent trading to try to achieve its investment objective and may, at times, have portfolio turnover in excess of 100% annually.

The fund may, when consistent with its investment goal, buy or sell options or futures, or enter into credit default swaps, total return swaps, interest rate or foreign currency transactions, including swaps (collectively known as derivatives). The fund typically uses derivatives as a substitute for taking a position in the underlying asset (in which case they may be counted towards the fund᾿s policy of investing at least 80% of its net assets in inflation-indexed bonds) and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

High yield securities acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor᾿s or Ba or lower by Moody᾿s) or will be of similar quality as determined by the fund᾿s subadviser management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. High yield securities may be in default at time of purchase.

How Investments Are Selected

The fund᾿s subadviser, BlackRock Financial Management, Inc., purchases securities for the fund when its portfolio management team believes the securities have the potential for above average real return. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

To a lesser extent, the subadviser seeks to enhance returns by anticipating the direction of interest rate movements and selecting investments accordingly. The subadviser uses a historical perspective to identify securities and sectors that show below average risk for their return historically, or above average reward for the risk historically. This is a time-tested process that merges the subadviser’s technological capabilities with its human capital to identify securities the subadviser believes will have the potential for above average return.

A security will be sold if, in the opinion of the subadviser᾿s portfolio management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal value of your investment is not protected or otherwise guaranteed by virtue of the fund’s investments in inflation-indexed bonds. Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  The index measuring inflation falls. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
  The prices throughout the economy could decline over time causing deflation, which is the opposite of inflation. If inflation is negative, the principal amount of an inflation protected bond will decline and could result in losses for the fund.
  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.
  Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.
  An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  The fund’s non-diversified status, which means that the fund can invest a higher percentage of its assets in any one issuer than a diversified fund, magnifies the fund’s losses from adverse events affecting a particular issuer or industry.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund’s non-diversified status, which means that the fund can invest a higher percentage of its assets in any one issuer than a diversified fund, magnifies the fund’s losses from adverse events affecting a particular issuer or industry.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

		Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	3.95%	3rd Quarter 2011

Lowest	(1.15)%	4th Quarter 2010

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC BlackRock Inflation Protected Bond Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Unified Management Fee	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67% [1]
One Year	rr_ExpenseExampleYear01	68
Three Years	rr_ExpenseExampleYear03	214
Five Years	rr_ExpenseExampleYear05	373
Ten Years	rr_ExpenseExampleYear10	835
2009	rr_AnnualReturn2009	8.72%
2010	rr_AnnualReturn2010	5.24%
2011	rr_AnnualReturn2011	11.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.15%)
One Year	rr_AverageAnnualReturnYear01	11.90%
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Initial Class Shares | Barclays Capital Global Real Index: U.S. TIPS (reflects no deduction for fees or expenses) | SC BlackRock Inflation Protected Bond Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.56%
Since Inception	rr_AverageAnnualReturnSinceInception	8.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008

[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.

Initial Class Shares | SC Goldman Sachs Short Duration Fund
FUND SUMMARYSCSM Goldman Sachs Short Duration Fund
INVESTMENT GOAL
Primary: High-level of current income.
Secondary: Capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Initial Class Shares SC Goldman Sachs Short Duration Fund Initial Class
Unified Management Fee	0.64%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.65%

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC Goldman Sachs Short Duration Fund Initial Class	66	208	362	810

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 154% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. Normally, the fund invests in investment grade securities (i.e., rated BBB-Baa or higher or, if unrated, of comparable credit quality, as determined by the fund’s subadviser, Goldman Sachs Asset Management, L.P.).

Generally, the fund’s subadviser expects to track the duration of the Barclays Capital 1-3 Year U.S. Government/Credit Index (which was 1.88 years as of December 31, 2011) plus or minus one year, although individual securities held by the fund may have short, intermediate and long terms to maturity.

The fund invests principally in U.S. and non-U.S. government (foreign) securities, corporate debt securities - both foreign and domestic, mortgage-related securities, repurchase agreements collateralized by U.S. government securities and derivatives. All of the fund’s investments will be denominated in U.S. dollars.

U.S. government securities include U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. Mortgage-related securities include mortgage pass-through securities, asset-backed securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities, and mortgage dollar rolls. Mortgage-related securities may be U.S. government securities or non-U.S. government securities and may be based on or collateralized by fixed or adjustable rate mortgage loans or securities. Corporate debt securities include, but are not limited to, Eurobonds and Yankees issued by foreign entities, and preferred stocks.

The fund may invest up to 30% of its net assets in foreign securities, including, but not limited to, securities issued or guaranteed by foreign governments, their agencies (including securities of corporate issuers where the principal or interest are government guaranteed) or instrumentalities, and foreign corporate debt securities. Within the overall 30% limit on foreign securities, the fund may invest up to 10% of its net assets in non-covered foreign corporate debt securities and up to 15% of its net assets in covered debt securities.

How Investments Are Selected

The key investment strategies of the fund’s subadviser include:
  Establishing a “risk budget” for the fund based on careful analysis of the risk and return objectives of the fund. The risk budget sets guidelines for how much risk the fund can take in each investment strategy, with the goal of maximizing the fund’s risk-adjusted return potential while maintaining an emphasis on preservation of capital.
  Developing “top-down” strategies for positioning the fund based on macro factors such as economic growth, inflation, government policy and relative value across fixed income markets. Top-down strategies employed in the fund include duration and cross-sector exposures. Duration is a measure of the fund’s sensitivity to changes in interest rates. The cross-sector strategy allocates fund assets across a variety of fixed income sectors, including some that may not be included in the fund’s benchmark.
  Using “bottom-up” strategies to formulate sub-sector allocation and security selection decisions. Bottom-up strategies use fundamental, quantitative, and technical analysis to evaluate relative value opportunities across investible segments of the market, including issuers, credit quality, and maturities to find the most attractive securities on a risk-adjusted basis.
  Monitoring the fund’s performance over time to ensure that the overall combination of top-down and bottom-up strategies is consistent with the fund’s risk tolerance and return expectation.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities held by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.
  The U.S. government, where not required by law, determines not to provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises. Although many types of U.S. government securities may be purchased by the fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
  Prices of the fund’s U.S. dollar-denominated foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  The value of the fund’s investments in preferred stocks, which are a type of equity securities, go down due to general market conditions. Equity securities generally have greater price volatility than fixed income securities.
  The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	1.55%	3rd Quarter 2009

Lowest	(0.32)%	4th Quarter 2010

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC Goldman Sachs Short Duration Fund	One Year	Since Inception	Inception Date
Initial Class	0.53%	2.59%	Mar 7, 2008
Barclays Capital 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees and expenses)	1.59%	2.36%	Mar 7, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | SC Goldman Sachs Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARYSCSM Goldman Sachs Short Duration Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Primary: High-level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Secondary: Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 154% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	154.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. Normally, the fund invests in investment grade securities (i.e., rated BBB-Baa or higher or, if unrated, of comparable credit quality, as determined by the fund’s subadviser, Goldman Sachs Asset Management, L.P.).

Generally, the fund’s subadviser expects to track the duration of the Barclays Capital 1-3 Year U.S. Government/Credit Index (which was 1.88 years as of December 31, 2011) plus or minus one year, although individual securities held by the fund may have short, intermediate and long terms to maturity.

The fund invests principally in U.S. and non-U.S. government (foreign) securities, corporate debt securities - both foreign and domestic, mortgage-related securities, repurchase agreements collateralized by U.S. government securities and derivatives. All of the fund’s investments will be denominated in U.S. dollars.

U.S. government securities include U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. Mortgage-related securities include mortgage pass-through securities, asset-backed securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities, and mortgage dollar rolls. Mortgage-related securities may be U.S. government securities or non-U.S. government securities and may be based on or collateralized by fixed or adjustable rate mortgage loans or securities. Corporate debt securities include, but are not limited to, Eurobonds and Yankees issued by foreign entities, and preferred stocks.

The fund may invest up to 30% of its net assets in foreign securities, including, but not limited to, securities issued or guaranteed by foreign governments, their agencies (including securities of corporate issuers where the principal or interest are government guaranteed) or instrumentalities, and foreign corporate debt securities. Within the overall 30% limit on foreign securities, the fund may invest up to 10% of its net assets in non-covered foreign corporate debt securities and up to 15% of its net assets in covered debt securities.

How Investments Are Selected

The key investment strategies of the fund’s subadviser include:
  Establishing a “risk budget” for the fund based on careful analysis of the risk and return objectives of the fund. The risk budget sets guidelines for how much risk the fund can take in each investment strategy, with the goal of maximizing the fund’s risk-adjusted return potential while maintaining an emphasis on preservation of capital.
  Developing “top-down” strategies for positioning the fund based on macro factors such as economic growth, inflation, government policy and relative value across fixed income markets. Top-down strategies employed in the fund include duration and cross-sector exposures. Duration is a measure of the fund’s sensitivity to changes in interest rates. The cross-sector strategy allocates fund assets across a variety of fixed income sectors, including some that may not be included in the fund’s benchmark.
  Using “bottom-up” strategies to formulate sub-sector allocation and security selection decisions. Bottom-up strategies use fundamental, quantitative, and technical analysis to evaluate relative value opportunities across investible segments of the market, including issuers, credit quality, and maturities to find the most attractive securities on a risk-adjusted basis.
  Monitoring the fund’s performance over time to ensure that the overall combination of top-down and bottom-up strategies is consistent with the fund’s risk tolerance and return expectation.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities held by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.
  The U.S. government, where not required by law, determines not to provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises. Although many types of U.S. government securities may be purchased by the fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
  Prices of the fund’s U.S. dollar-denominated foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  The value of the fund’s investments in preferred stocks, which are a type of equity securities, go down due to general market conditions. Equity securities generally have greater price volatility than fixed income securities.
  The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

		Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	1.55%	3rd Quarter 2009

Lowest	(0.32)%	4th Quarter 2010

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC Goldman Sachs Short Duration Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Unified Management Fee	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
One Year	rr_ExpenseExampleYear01	66
Three Years	rr_ExpenseExampleYear03	208
Five Years	rr_ExpenseExampleYear05	362
Ten Years	rr_ExpenseExampleYear10	810
2009	rr_AnnualReturn2009	3.78%
2010	rr_AnnualReturn2010	2.41%
2011	rr_AnnualReturn2011	0.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.32%)
One Year	rr_AverageAnnualReturnYear01	0.53%
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008
Initial Class Shares | Barclays Capital 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees and expenses) | SC Goldman Sachs Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.59%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008

Initial Class Shares | SC PIMCO High Yield Fund
FUND SUMMARY SCSM PIMCO High Yield Fund
INVESTMENT GOAL
Maximum total return, consistent with capital preservation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Initial Class Shares SC PIMCO High Yield Fund Initial Class
Unified Management Fee	0.74%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.75%

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC PIMCO High Yield Fund Initial Class	77	240	417	930

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities (junk bonds), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, of comparable quality as determined by the fund’s subadviser.

The fund may invest up to 20% of its total assets in securities that are rated Caa or below by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, of comparable quality as determined by the fund’s subadviser. Securities rated below Caa or its equivalents may be in default at time of purchase. In the event that ratings services assign different ratings to the same security, the fund’s subadviser will use the lowest rating as the credit rating for that security. The remainder of the fund’s assets may be invested in investment grade fixed income instruments.

The average portfolio duration of the fund, as calculated by the fund’s subadviser, will normally vary within two years (plus or minus) of the duration of the BofA Merrill Lynch BB-B U.S. High Yield Constrained Index (which was 4.45 years as of December 31, 2011).

The fund may invest up to 20% of its total assets in securities denominated in foreign currencies. The fund may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund generally considers a foreign issuer to be an issuer that is a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or an issuer that is organized under the laws of a non-U.S. country. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stock.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls, in which the fund sells securities and contracts to repurchase the same or similar securities at a later date. The fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis and may engage in short sales.

How Investments Are Selected

Pacific Investment Management Company LLC (“PIMCO”), the fund’s subadviser, actively manages exposure to high yield and non-core sectors by analyzing changes in valuation and yield relative to other sectors and instrument types. The key investment strategies of PIMCO include:
  Focusing on upper tier of the speculative grade market.
  Looking to maximize total return rather than just income focused.
  Limiting risk through issuer and industry diversification.
  Using PIMCO’s extensive bottom-up credit research capabilities to identify improving credits.
  Leveraging PIMCO’s global expertise in other fixed income sectors and regions.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.
  The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing values may exacerbate such delinquencies and losses.
  Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.
  The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  The value of the fund’s investments in equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.
  Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	12.42%	3rd Quarter 2009

Lowest	(6.06)%	3rd Quarter 2011

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC PIMCO High Yield Fund	One Year	Since Inception	Inception Date
Initial Class	4.26%	7.62%	Mar 7, 2008
BofA Merrill Lynch BB-B U.S. High Yield Constrained Index (reflects no deduction for fees or expenses)	5.40%	8.75%	Mar 7, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | SC PIMCO High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM PIMCO High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum total return, consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities (junk bonds), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, of comparable quality as determined by the fund’s subadviser.

The fund may invest up to 20% of its total assets in securities that are rated Caa or below by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, of comparable quality as determined by the fund’s subadviser. Securities rated below Caa or its equivalents may be in default at time of purchase. In the event that ratings services assign different ratings to the same security, the fund’s subadviser will use the lowest rating as the credit rating for that security. The remainder of the fund’s assets may be invested in investment grade fixed income instruments.

The average portfolio duration of the fund, as calculated by the fund’s subadviser, will normally vary within two years (plus or minus) of the duration of the BofA Merrill Lynch BB-B U.S. High Yield Constrained Index (which was 4.45 years as of December 31, 2011).

The fund may invest up to 20% of its total assets in securities denominated in foreign currencies. The fund may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund generally considers a foreign issuer to be an issuer that is a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or an issuer that is organized under the laws of a non-U.S. country. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stock.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls, in which the fund sells securities and contracts to repurchase the same or similar securities at a later date. The fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis and may engage in short sales.

How Investments Are Selected

Pacific Investment Management Company LLC (“PIMCO”), the fund’s subadviser, actively manages exposure to high yield and non-core sectors by analyzing changes in valuation and yield relative to other sectors and instrument types. The key investment strategies of PIMCO include:
  Focusing on upper tier of the speculative grade market.
  Looking to maximize total return rather than just income focused.
  Limiting risk through issuer and industry diversification.
  Using PIMCO’s extensive bottom-up credit research capabilities to identify improving credits.
  Leveraging PIMCO’s global expertise in other fixed income sectors and regions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.
  The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing values may exacerbate such delinquencies and losses.
  Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.
  The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  The value of the fund’s investments in equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.
  Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

		Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	12.42%	3rd Quarter 2009

Lowest	(6.06)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC PIMCO High Yield Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Unified Management Fee	rr_ManagementFeesOverAssets	0.74%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
One Year	rr_ExpenseExampleYear01	77
Three Years	rr_ExpenseExampleYear03	240
Five Years	rr_ExpenseExampleYear05	417
Ten Years	rr_ExpenseExampleYear10	930
2009	rr_AnnualReturn2009	30.67%
2010	rr_AnnualReturn2010	12.68%
2011	rr_AnnualReturn2011	4.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.06%)
One Year	rr_AverageAnnualReturnYear01	4.26%
Since Inception	rr_AverageAnnualReturnSinceInception	7.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008
Initial Class Shares | BofA Merrill Lynch BB-B U.S. High Yield Constrained Index (reflects no deduction for fees or expenses) | SC PIMCO High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.40%
Since Inception	rr_AverageAnnualReturnSinceInception	8.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008

Initial Class Shares | SC PIMCO Total Return Fund
FUND SUMMARY SCSM PIMCO Total Return Fund
INVESTMENT GOAL
Maximum total return, consistent with capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Initial Class Shares SC PIMCO Total Return Fund Initial Class
Unified Management Fee	0.65%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.66%

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC PIMCO Total Return Fund Initial Class	67	211	368	822

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 551% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

The fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Group or Fitch Ratings or, if unrated, of comparable quality as determined by the fund’s subadviser.

The average portfolio duration of the fund, as calculated by the fund’s subadviser, will normally vary within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index (which was 4.95 years as of December 31, 2011).

The fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls, in which the fund sells securities and contracts to repurchase the same or similar securities as a later date. The fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis and may engage in short sales.

How Investments Are Selected

The key investment strategies of Pacific Investment Management Company LLC, the fund’s subadviser, include:

  Developing an outlook for interest rates, foreign currency exchange rates and the economy, and analyzing credit and call risks through rigorous macro economic analysis.
  Identifying areas of the bond market that are undervalued relative to the rest of the market by grouping bonds into the following sectors: money markets, governments, corporate, mortgages, asset-backed, and international.
  Shifting assets among market sectors depending on changes in relative valuations and credit spreads.
  Conducting company specific credit research.
  Using proprietary software that assists in the evaluation of market sectors and the pricing of specific securities.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.
  The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.
  Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.
  The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  The value of the fund’s investments in equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.
  An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.
  The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	4.85%	3rd Quarter 2009

Lowest	(1.22)%	4th Quarter 2010

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC PIMCO Total Return Fund	One Year	Since Inception	Inception Date
Initial Class	3.70%	8.01%	Oct 1, 2008
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	7.84%	7.71%	Oct 1, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | SC PIMCO Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM PIMCO Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum total return, consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 551% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	551.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

The fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Group or Fitch Ratings or, if unrated, of comparable quality as determined by the fund’s subadviser.

The average portfolio duration of the fund, as calculated by the fund’s subadviser, will normally vary within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index (which was 4.95 years as of December 31, 2011).

The fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls, in which the fund sells securities and contracts to repurchase the same or similar securities as a later date. The fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis and may engage in short sales.

How Investments Are Selected

The key investment strategies of Pacific Investment Management Company LLC, the fund’s subadviser, include:

  Developing an outlook for interest rates, foreign currency exchange rates and the economy, and analyzing credit and call risks through rigorous macro economic analysis.
  Identifying areas of the bond market that are undervalued relative to the rest of the market by grouping bonds into the following sectors: money markets, governments, corporate, mortgages, asset-backed, and international.
  Shifting assets among market sectors depending on changes in relative valuations and credit spreads.
  Conducting company specific credit research.
  Using proprietary software that assists in the evaluation of market sectors and the pricing of specific securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.
  The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.
  Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.
  The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  The value of the fund’s investments in equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.
  An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.
  The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

		Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	4.85%	3rd Quarter 2009

Lowest	(1.22)%	4th Quarter 2010

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC PIMCO Total Return Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Unified Management Fee	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
One Year	rr_ExpenseExampleYear01	67
Three Years	rr_ExpenseExampleYear03	211
Five Years	rr_ExpenseExampleYear05	368
Ten Years	rr_ExpenseExampleYear10	822
2009	rr_AnnualReturn2009	8.89%
2010	rr_AnnualReturn2010	7.53%
2011	rr_AnnualReturn2011	3.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.22%)
One Year	rr_AverageAnnualReturnYear01	3.70%
Since Inception	rr_AverageAnnualReturnSinceInception	8.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Initial Class Shares | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) | SC PIMCO Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008

Initial Class Shares | Sun Capital Global Real Estate Fund
FUND SUMMARY Sun Capital Global Real Estate Fund
INVESTMENT GOAL
Primary: Long-term capital growth.
Secondary: Current income and growth of income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Initial Class Shares Sun Capital Global Real Estate Fund Initial Class
Management Fee		0.95%
Other Expenses		0.21%
Total Annual Fund Operating Expenses	[1]	1.16%
Fee Waiver and Expense Reimbursement		(0.10%)
Net Annual Fund Operating Expenses	[2]	1.06%
[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.
[2]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares Sun Capital Global Real Estate Fund Initial Class	108	359	629	1,400

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and foreign real estate-related investments, including real estate investment trusts and similar entities formed under the laws of non-U.S. countries (“REITs”) and other U.S. and foreign real estate companies. The fund generally focuses its investments in equity REITs, but may also invest in mortgage REITs, hybrid REITs, and other U.S. and foreign real estate-related investments. The fund may invest without limit in foreign securities, which may include investments in emerging market countries. The fund’s investments may be denominated in U.S. dollars or in foreign currencies.

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Also, the fund concentrates (invests 25% or more of its assets) in the real estate group of industries.

The fund may invest in real estate-related investments of any size. Many real estate-related issuers are small to mid capitalization companies.

How Investments Are Selected

The subadviser typically allocates the fund’s investments across various geographic areas, REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing, and special use facilities, but may from time to time focus the fund’s investments on any one or a few of these areas.

The subadviser selects securities for the fund’s portfolio by analyzing the fundamental and relative values of potential real estate investments based on several factors, including:
  The ability of the issuer to grow its funds from operations internally through increased occupancy and higher rents and externally through acquisitions and development.
  The quality of the issuer’s management, including its ability to buy properties at reasonable prices and to add value by creative and innovative property and business management.
  The issuer’s cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio and market price.
  Current or anticipated economic and market conditions, interest rate changes, and regulatory developments.
As a result of the foregoing, the fund’s subadviser may invest a significant portion of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  The U.S. or a foreign or local real estate market declines due to economic conditions, supply/demand imbalances (e.g., overbuilding and high vacancy rates), reduced or regulated rents, or other causes.
  Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  To the extent that the fund invests in securities denominated in foreign currencies or in securities that hold properties in foreign countries such that the issuer’s revenues and expenses are tied to foreign currencies, the fund may be subject, directly or indirectly, to foreign currency exchange gains or losses.
  Interest rates go up. This can affect the availability or cost of financing for property acquisitions and reduce the value of a U.S. or foreign REIT’s fixed income investments.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically diversified funds.
  The values of properties owned by a REIT are hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
  A REIT in the fund’s portfolio is, or is perceived by the market to be, poorly managed.
  The market for U.S. or foreign real estate-related securities goes down or is less favored than other stock market sectors or types of investments.
  The fund’s investments in small cap and mid cap real estate-related securities, which generally are more volatile and less liquid than large cap securities, decline in value more steeply or become less liquid than expected.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  The fund’s non-diversified status and concentration in the real estate group of industries magnifies the fund’s losses from adverse events affecting a particular issuer or the real estate group of industries. As a result, the fund’s performance can be more volatile than the performance of more broadly-diversified funds.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since January 1, 2002)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	34.82%	2nd Quarter 2009

Lowest	(39.05)%	4th Quarter 2008

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares Sun Capital Global Real Estate Fund	One Year	Five Years	Ten Years
Initial Class	(7.59%)	(7.82%)	6.70%
FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees or expenses)	(5.82%)	(5.28%)	9.59%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | Sun Capital Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Sun Capital Global Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Primary: Long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Secondary: Current income and growth of income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and foreign real estate-related investments, including real estate investment trusts and similar entities formed under the laws of non-U.S. countries (“REITs”) and other U.S. and foreign real estate companies. The fund generally focuses its investments in equity REITs, but may also invest in mortgage REITs, hybrid REITs, and other U.S. and foreign real estate-related investments. The fund may invest without limit in foreign securities, which may include investments in emerging market countries. The fund’s investments may be denominated in U.S. dollars or in foreign currencies.

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Also, the fund concentrates (invests 25% or more of its assets) in the real estate group of industries.

The fund may invest in real estate-related investments of any size. Many real estate-related issuers are small to mid capitalization companies.

How Investments Are Selected

The subadviser typically allocates the fund’s investments across various geographic areas, REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing, and special use facilities, but may from time to time focus the fund’s investments on any one or a few of these areas.

The subadviser selects securities for the fund’s portfolio by analyzing the fundamental and relative values of potential real estate investments based on several factors, including:
  The ability of the issuer to grow its funds from operations internally through increased occupancy and higher rents and externally through acquisitions and development.
  The quality of the issuer’s management, including its ability to buy properties at reasonable prices and to add value by creative and innovative property and business management.
  The issuer’s cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio and market price.
  Current or anticipated economic and market conditions, interest rate changes, and regulatory developments.
As a result of the foregoing, the fund’s subadviser may invest a significant portion of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  The U.S. or a foreign or local real estate market declines due to economic conditions, supply/demand imbalances (e.g., overbuilding and high vacancy rates), reduced or regulated rents, or other causes.
  Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  To the extent that the fund invests in securities denominated in foreign currencies or in securities that hold properties in foreign countries such that the issuer’s revenues and expenses are tied to foreign currencies, the fund may be subject, directly or indirectly, to foreign currency exchange gains or losses.
  Interest rates go up. This can affect the availability or cost of financing for property acquisitions and reduce the value of a U.S. or foreign REIT’s fixed income investments.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically diversified funds.
  The values of properties owned by a REIT are hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
  A REIT in the fund’s portfolio is, or is perceived by the market to be, poorly managed.
  The market for U.S. or foreign real estate-related securities goes down or is less favored than other stock market sectors or types of investments.
  The fund’s investments in small cap and mid cap real estate-related securities, which generally are more volatile and less liquid than large cap securities, decline in value more steeply or become less liquid than expected.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  The fund’s non-diversified status and concentration in the real estate group of industries magnifies the fund’s losses from adverse events affecting a particular issuer or the real estate group of industries. As a result, the fund’s performance can be more volatile than the performance of more broadly-diversified funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

		Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since January 1, 2002)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	34.82%	2nd Quarter 2009

Lowest	(39.05)%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | Sun Capital Global Real Estate Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.06%	[2]
One Year	rr_ExpenseExampleYear01	108
Three Years	rr_ExpenseExampleYear03	359
Five Years	rr_ExpenseExampleYear05	629
Ten Years	rr_ExpenseExampleYear10	1,400
2002	rr_AnnualReturn2002	4.04%
2003	rr_AnnualReturn2003	35.95%
2004	rr_AnnualReturn2004	33.32%
2005	rr_AnnualReturn2005	9.67%
2006	rr_AnnualReturn2006	38.96%
2007	rr_AnnualReturn2007	(13.13%)
2008	rr_AnnualReturn2008	(44.73%)
2009	rr_AnnualReturn2009	30.09%
2010	rr_AnnualReturn2010	15.28%
2011	rr_AnnualReturn2011	(7.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.05%)
One Year	rr_AverageAnnualReturnYear01	(7.59%)
Five Years	rr_AverageAnnualReturnYear05	(7.82%)
Ten Years	rr_AverageAnnualReturnYear10	6.70%
Initial Class Shares | FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees or expenses) | Sun Capital Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.82%)
Five Years	rr_AverageAnnualReturnYear05	(5.28%)
Ten Years	rr_AverageAnnualReturnYear10	9.59%

[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.
[2]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Initial Class Shares | SC Ibbotson Tactical Opportunities Fund
FUND SUMMARY SCSM Ibbotson Tactical Opportunities Fund
INVESTMENT GOAL
Long-term growth of capital and modest income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Initial Class Shares SC Ibbotson Tactical Opportunities Fund Initial Class
Management Fee		0.37%
Other Expenses		0.08%
Acquired Fund Fees and Expenses		0.16%
Total Annual Fund Operating Expenses	[1]	0.61%
[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC Ibbotson Tactical Opportunities Fund Initial Class	62	195	340	762

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells shares of the exchange-traded funds (“ETFs”) in which it invests (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 156% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund is a “Fund-of-ETFs” and invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of ETFs. Each ETF, in turn, invests in a variety of U.S. and foreign equity, debt, and money market securities, and/or other instruments.

Under normal circumstances, the fund expects to allocate between 0% and 100% of its assets in equity ETFs with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds.

The precise allocation of the fund’s assets among the underlying ETFs is determined by the subadviser based on its view of future market conditions. The subadviser analyzes the investment potential of a variety of asset classes which include large cap US stocks, small cap US stocks, non-US stocks, emerging market stocks, REITs, bonds and cash. The subadviser determines the asset classes that are most attractive based on analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors using a variety of quantitative methods. Once the analysis is completed, the subadviser determines the asset class weightings, favoring the most attractive asset classes, and chooses ETFs to represent these asset classes.

The ETFs that are used in the portfolio represent broad asset classes such as those listed in the previous paragraph. The fund either purchases creation units or shares on the open exchange depending on market circumstances and the size of the order. Under normal conditions, the fund generally invests in 10 to 15 different ETFs that are unaffiliated with the adviser or subadviser. The adviser and subadviser agree from time to time upon the universe of ETFs that the subadviser may consider when making allocation decisions. The fund may change its allocation of ETFs (including adding or deleting ETFs) without prior approval from or notice to shareholders.

ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at the market price throughout the trading day. The Fund may buy and sell shares of ETFs either through these markets or by transacting in creation units through authorized participants dealing directly with the ETF. The fund pays customary brokerage commissions in connection with transactions in ETF shares effected on exchanges and likewise pays a transaction fee or commission to an authorized participant on transactions in creation units.

The ETFs in which the fund invests generally track a securities index or a basket of securities. An index-based ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each index-based ETF is designed so that its performance will correspond closely with that of the index it tracks.

The fund’s assets may be invested in a variety of equity and fixed income ETFs, although a portion of its assets may be invested in cash, cash equivalents, or money market funds. Because the fund’s investments are focused in the underlying ETFs, the fund’s net asset value and investment performance are directly related to the performance of the underlying ETFs and the equity and bond markets in which those ETFs invest.

Based on the target allocations, the fund invests the proceeds from the sale of its shares, reinvests dividends from underlying ETFs and other income, and redeems investments in underlying ETFs to provide the cash necessary to satisfy redemption requests for fund shares.

The fund is not available for investment by shareholders but serves exclusively as an investment option designed to implement a tactical strategy for SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund, other funds of the Sun Capital Advisers Trust.

PRINCIPAL RISKS
Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of ETFs structure and layering of fees

Since the fund invests primarily in ETFs, as opposed to investing directly in stocks, bonds, or other instruments, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying ETFs. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying ETFs. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying ETFs. Additionally, given that ETFs are listed on an exchange or traded in an over-the-counter market, the purchase and sale of ETF shares may involve transaction fees and commissions.

Each underlying ETF is managed independently by its investment adviser, based on the ETF’s investment strategy. The underlying ETFs will not necessarily make consistent investment transactions, which may also increase your costs. One underlying ETF may buy the same security that another underlying ETF is selling. In those situations, you would indirectly bear the costs of both trades without achieving any investment purpose. Moreover, underlying ETFs may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

Additionally, ETFs that invest in securities reflecting a particular index will not change their investment strategy to respond to changes in the economy and may be particularly susceptible to a general decline in the market segment relating to a relevant index. There is also the risk that an ETF’s performance may not match that of its relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the fund’s investment in that ETF could be substantially adversely affected. Finally, while the market price of an ETF is derived from the securities it owns, such price at any given time may be at, below, or above the ETF’s net asset value.

The subadviser’s judgment in selecting the ETFs in which to invest, or in allocating investments by the fund among those ETFs, could prove incorrect or cause the fund to underperform the market or other potential investments.

Equity ETF investments

Equity ETFs have risks associated with investing in equity securities. An equity ETF could lose money or underperform other investments if:
  The ETF’s equity investments do not have the growth potential or value characteristics originally expected.
  ETFs selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
  The types of stocks in which the ETF invests or the ETF’s investment approach fall out of favor with investors.
  The ETF invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such an ETF may also suffer foreign currency exchange losses.
  The ETF concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
  The ETF’s investment adviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security of investment strategy proves to be incorrect.
  Prices of securities in the ETF’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
Fixed income ETF investments

Fixed income ETFs have risks associated with investing in debt securities. A fixed income ETF could lose money or underperform other investments if:
  Interest rates go up causing the value of the fixed income ETF’s portfolio to decline. This is known as interest rate risk and may be greater for fixed income securities with longer maturities. Interest rate risk is a significant concern for ETFs investing primarily in high yield fixed income securities.
  The issuer or guarantor of a fixed income security owned by the ETF defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk. Credit risk presents a significant concern for ETFs investing primarily in high yield fixed income securities.
  During periods of declining interest rates, the issuer of a callable security may exercise its right to pay principal earlier than scheduled, which may force the ETF to reinvest in lower yielding securities. This is known as call or prepayment risk.
  During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
  The ETF’s investment adviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.
Other principal risks of underlying ETFs
  The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.
  Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.
  Since the value of derivative instruments derives from an underlying asset, currency, or index, investments in ETFs investing in derivatives may involve risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that the ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.
  Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indexes. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing the total return of the fund’s Initial Class shares over the past year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since November 15, 2010 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	7.31%	4th Quarter 2011

Lowest	(16.91)%	3rd Quarter 2011

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC Ibbotson Tactical Opportunities Fund	One Year	Since Inception	Inception Date
Initial Class	(5.75%)	(0.75%)	Nov 15, 2010
S&P 500 Index (reflects no deduction for fees or expenses)	2.11%	6.63%	Nov 15, 2010

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Initial Class Shares | SC Ibbotson Tactical Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM Ibbotson Tactical Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital and modest income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells shares of the exchange-traded funds (“ETFs”) in which it invests (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 156% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	156.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is a “Fund-of-ETFs” and invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of ETFs. Each ETF, in turn, invests in a variety of U.S. and foreign equity, debt, and money market securities, and/or other instruments.

Under normal circumstances, the fund expects to allocate between 0% and 100% of its assets in equity ETFs with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds.

The precise allocation of the fund’s assets among the underlying ETFs is determined by the subadviser based on its view of future market conditions. The subadviser analyzes the investment potential of a variety of asset classes which include large cap US stocks, small cap US stocks, non-US stocks, emerging market stocks, REITs, bonds and cash. The subadviser determines the asset classes that are most attractive based on analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors using a variety of quantitative methods. Once the analysis is completed, the subadviser determines the asset class weightings, favoring the most attractive asset classes, and chooses ETFs to represent these asset classes.

The ETFs that are used in the portfolio represent broad asset classes such as those listed in the previous paragraph. The fund either purchases creation units or shares on the open exchange depending on market circumstances and the size of the order. Under normal conditions, the fund generally invests in 10 to 15 different ETFs that are unaffiliated with the adviser or subadviser. The adviser and subadviser agree from time to time upon the universe of ETFs that the subadviser may consider when making allocation decisions. The fund may change its allocation of ETFs (including adding or deleting ETFs) without prior approval from or notice to shareholders.

ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at the market price throughout the trading day. The Fund may buy and sell shares of ETFs either through these markets or by transacting in creation units through authorized participants dealing directly with the ETF. The fund pays customary brokerage commissions in connection with transactions in ETF shares effected on exchanges and likewise pays a transaction fee or commission to an authorized participant on transactions in creation units.

The ETFs in which the fund invests generally track a securities index or a basket of securities. An index-based ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each index-based ETF is designed so that its performance will correspond closely with that of the index it tracks.

The fund’s assets may be invested in a variety of equity and fixed income ETFs, although a portion of its assets may be invested in cash, cash equivalents, or money market funds. Because the fund’s investments are focused in the underlying ETFs, the fund’s net asset value and investment performance are directly related to the performance of the underlying ETFs and the equity and bond markets in which those ETFs invest.

Based on the target allocations, the fund invests the proceeds from the sale of its shares, reinvests dividends from underlying ETFs and other income, and redeems investments in underlying ETFs to provide the cash necessary to satisfy redemption requests for fund shares.

The fund is not available for investment by shareholders but serves exclusively as an investment option designed to implement a tactical strategy for SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund, other funds of the Sun Capital Advisers Trust.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of ETFs structure and layering of fees

Since the fund invests primarily in ETFs, as opposed to investing directly in stocks, bonds, or other instruments, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying ETFs. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying ETFs. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying ETFs. Additionally, given that ETFs are listed on an exchange or traded in an over-the-counter market, the purchase and sale of ETF shares may involve transaction fees and commissions.

Each underlying ETF is managed independently by its investment adviser, based on the ETF’s investment strategy. The underlying ETFs will not necessarily make consistent investment transactions, which may also increase your costs. One underlying ETF may buy the same security that another underlying ETF is selling. In those situations, you would indirectly bear the costs of both trades without achieving any investment purpose. Moreover, underlying ETFs may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

Additionally, ETFs that invest in securities reflecting a particular index will not change their investment strategy to respond to changes in the economy and may be particularly susceptible to a general decline in the market segment relating to a relevant index. There is also the risk that an ETF’s performance may not match that of its relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the fund’s investment in that ETF could be substantially adversely affected. Finally, while the market price of an ETF is derived from the securities it owns, such price at any given time may be at, below, or above the ETF’s net asset value.

The subadviser’s judgment in selecting the ETFs in which to invest, or in allocating investments by the fund among those ETFs, could prove incorrect or cause the fund to underperform the market or other potential investments.

Equity ETF investments

Equity ETFs have risks associated with investing in equity securities. An equity ETF could lose money or underperform other investments if:
  The ETF’s equity investments do not have the growth potential or value characteristics originally expected.
  ETFs selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
  The types of stocks in which the ETF invests or the ETF’s investment approach fall out of favor with investors.
  The ETF invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such an ETF may also suffer foreign currency exchange losses.
  The ETF concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
  The ETF’s investment adviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security of investment strategy proves to be incorrect.
  Prices of securities in the ETF’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
Fixed income ETF investments

Fixed income ETFs have risks associated with investing in debt securities. A fixed income ETF could lose money or underperform other investments if:
  Interest rates go up causing the value of the fixed income ETF’s portfolio to decline. This is known as interest rate risk and may be greater for fixed income securities with longer maturities. Interest rate risk is a significant concern for ETFs investing primarily in high yield fixed income securities.
  The issuer or guarantor of a fixed income security owned by the ETF defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk. Credit risk presents a significant concern for ETFs investing primarily in high yield fixed income securities.
  During periods of declining interest rates, the issuer of a callable security may exercise its right to pay principal earlier than scheduled, which may force the ETF to reinvest in lower yielding securities. This is known as call or prepayment risk.
  During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
  The ETF’s investment adviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.
Other principal risks of underlying ETFs
  The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.
  Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.
  Since the value of derivative instruments derives from an underlying asset, currency, or index, investments in ETFs investing in derivatives may involve risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that the ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.
  Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indexes. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing the total return of the fund’s Initial Class shares over the past year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund's Initial Class shares by showing the total return of the fund's Initial Class shares over the past year and by comparing the average annual total returns of the fund's Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund's Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since November 15, 2010 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	7.31%	4th Quarter 2011

Lowest	(16.91)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC Ibbotson Tactical Opportunities Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.37%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61% [1]
One Year	rr_ExpenseExampleYear01	62
Three Years	rr_ExpenseExampleYear03	195
Five Years	rr_ExpenseExampleYear05	340
Ten Years	rr_ExpenseExampleYear10	762
2011	rr_AnnualReturn2011	(5.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.91%)
One Year	rr_AverageAnnualReturnYear01	(5.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2010
Initial Class Shares | S&P 500 Index (reflects no deduction for fees or expenses) | SC Ibbotson Tactical Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2010

[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.

Service Class Shares | SC Ibbotson Balanced Fund
FUND SUMMARY SCSM Ibbotson Balanced Fund
INVESTMENT GOAL
Long-term capital growth and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service Class Shares SC Ibbotson Balanced Fund Service Class
Management Fee		0.13%
Distribution (12b-1) Fee		0.25%
Other Expenses		0.06%
Acquired Fund Fees and Expenses		0.72%
Total Annual Fund Operating Expenses	[1]	1.16%
[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC Ibbotson Balanced Fund Service Class	118	368	638	1,409

Portfolio Turnover
The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investments and Strategies
The fund is a "fund of funds."  The fund seeks to achieve its objective by investing in a portfolio of underlying funds.  These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called "ETFs").  Currently, the adviser or its affiliate, Massachusetts Financial Services Company ("MFS"), serves as investment adviser to all of the underlying funds.

Because this is a balanced allocation fund, the fund's assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.  One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the "Tactical Fund"), which is offered through the Trust's Initial Class prospectus and invests in ETFs.  The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds.  Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund's investments in the Tactical Fund will serve to shift the fund's overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds.  The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below.  The fixed income allocation includes the fund's investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
60%	30% to 70%	40%	30% to 70%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under "How Investments Are Selected," the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Markets Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%
TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 20%*

*  The subadviser expects to allocate approximately 20% of the fund's assets to the Tactical Fund.  However, this allocation will vary based on changes in market conditions.

How Investments Are Selected

The precise allocation of the fund's assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors.  The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data, including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or MFS.  The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial, Inc., and thus under common control.  The fund may also invest in underlying funds that are managed by an investment manager not affiliated with the adviser and in other securities.  However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund's investments.

PRINCIPAL RISKS
Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds.  In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds.  Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds.  For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unrelated subadvisers have been engaged in most cases to manage the adviser's funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser's judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities.  An equity fund could lose money or underperform other investments if:

•	The fund's equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
•	The types of stocks in which the fund invests or the fund's investment approach fall out of favor with investors.

•
The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.  Such a fund may also suffer foreign currency exchange losses.

•
The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments.  For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions.  Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser's judgment about the relative values of securities selected for a fund's portfolio prove to be wrong.

•	Prices of securities in the fund's portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities.  A fixed income fund could lose money or underperform other investments if:

•
Interest rates go up, causing the value of the fund's portfolio to decline.  This is known as interest rate risk and may be greater for securities with longer maturities.  Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•
The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines.  This is known as credit risk.  Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•
During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities.  This is known as call or prepayment risk.

•
During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments.  This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.  This is known as extension risk.

•	The adviser or subadviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs.  ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day.  Many ETFs are not "actively" managed and can invest in the securities included in, or representative of, their underlying indices.  ETFs involve certain of the risks described above, as well as the following additional risks:

•
The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

•
Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices.  As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.

•
Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.

Most ETFs are not "actively" managed, they do not seek returns in excess of their underlying indices.  Therefore, an ETF would not necessarily sell a stock when the stock's issuer was experiencing financial trouble unless that stock was removed from its underlying index.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	13.43%	2nd Quarter 2009

Lowest	(11.20)%	3rd Quarter 2011

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC Ibbotson Balanced Fund	One Year	Since Inception	Inception Date
Service Class	(1.81%)	6.57%	Oct 1, 2008
Dow Jones Moderate U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	3.32%	7.54%	Oct 1, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Service Class Shares | SC Ibbotson Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM Ibbotson Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investments and Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund is a "fund of funds."  The fund seeks to achieve its objective by investing in a portfolio of underlying funds.  These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called "ETFs").  Currently, the adviser or its affiliate, Massachusetts Financial Services Company ("MFS"), serves as investment adviser to all of the underlying funds.

Because this is a balanced allocation fund, the fund's assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.  One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the "Tactical Fund"), which is offered through the Trust's Initial Class prospectus and invests in ETFs.  The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds.  Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund's investments in the Tactical Fund will serve to shift the fund's overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds.  The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below.  The fixed income allocation includes the fund's investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
60%	30% to 70%	40%	30% to 70%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under "How Investments Are Selected," the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Markets Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%
TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 20%*

*  The subadviser expects to allocate approximately 20% of the fund's assets to the Tactical Fund.  However, this allocation will vary based on changes in market conditions.

How Investments Are Selected

The precise allocation of the fund's assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors.  The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data, including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or MFS.  The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial, Inc., and thus under common control.  The fund may also invest in underlying funds that are managed by an investment manager not affiliated with the adviser and in other securities.  However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund's investments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds.  In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds.  Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds.  For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unrelated subadvisers have been engaged in most cases to manage the adviser's funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser's judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities.  An equity fund could lose money or underperform other investments if:

•	The fund's equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
•	The types of stocks in which the fund invests or the fund's investment approach fall out of favor with investors.

•
The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.  Such a fund may also suffer foreign currency exchange losses.

•
The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments.  For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions.  Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser's judgment about the relative values of securities selected for a fund's portfolio prove to be wrong.

•	Prices of securities in the fund's portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities.  A fixed income fund could lose money or underperform other investments if:

•
Interest rates go up, causing the value of the fund's portfolio to decline.  This is known as interest rate risk and may be greater for securities with longer maturities.  Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•
The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines.  This is known as credit risk.  Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•
During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities.  This is known as call or prepayment risk.

•
During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments.  This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.  This is known as extension risk.

•	The adviser or subadviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs.  ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day.  Many ETFs are not "actively" managed and can invest in the securities included in, or representative of, their underlying indices.  ETFs involve certain of the risks described above, as well as the following additional risks:

•
The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

•
Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices.  As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.

•
Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.

Most ETFs are not "actively" managed, they do not seek returns in excess of their underlying indices.  Therefore, an ETF would not necessarily sell a stock when the stock's issuer was experiencing financial trouble unless that stock was removed from its underlying index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	13.43%	2nd Quarter 2009

Lowest	(11.20)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | SC Ibbotson Balanced Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16% [1]
One Year	rr_ExpenseExampleYear01	118
Three Years	rr_ExpenseExampleYear03	368
Five Years	rr_ExpenseExampleYear05	638
Ten Years	rr_ExpenseExampleYear10	1,409
2009	rr_AnnualReturn2009	23.65%
2010	rr_AnnualReturn2010	11.82%
2011	rr_AnnualReturn2011	(1.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.20%)
1 Year	rr_AverageAnnualReturnYear01	(1.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Service Class Shares | Dow Jones Moderate U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses) | SC Ibbotson Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	7.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008

[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.

Service Class Shares | SC Ibbotson Conservative Fund
FUND SUMMARY SCSM Ibbotson Conservative Fund
INVESTMENT GOAL
Long-term capital growth and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service Class Shares SC Ibbotson Conservative Fund Service Class
Management Fee		0.13%
Distribution and Service (12b-1) Fee		0.25%
Other Expenses		0.07%
Acquired Fund Fees and Expenses		0.70%
Total Annual Fund Operating Expenses	[1]	1.15%
[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC Ibbotson Conservative Fund Service Class	117	365	633	1,398

Portfolio Turnover
The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund is a "fund of funds."  The fund seeks to achieve its objective by investing in a portfolio of underlying funds.  These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called "ETFs").  Currently, the adviser or its affiliate, Massachusetts Financial Services Company ("MFS"), serves as investment adviser to all of the underlying funds.

Because this is a conservative allocation fund, the fund's assets will be invested primarily in fixed income funds and, to a lesser extent, equity funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.  One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the "Tactical Fund"), which is offered through the Trust's Initial Class Prospectus and invests in ETFs.  The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds.  Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund's investments in the Tactical Fund will serve to shift the fund's overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds.  The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below.  The fixed income allocation includes the fund's investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
40%	20% to 50%	60%	50% to 80%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under "How Investments Are Selected," the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Markets Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 50%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 50%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 50%
TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 10%*

*  The subadviser expects to allocate approximately 10% of the fund's assets to the Tactical Fund.  However, this allocation will vary based on changes in market conditions.

How Investments Are Selected

The precise allocation of the fund's assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors.  The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data, including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or MFS.  The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial Inc., and thus under common control.  The fund may also invest in underlying funds that are managed by an investment manager not affiliated with the adviser and in other securities.  However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund's investments.

PRINCIPAL RISKS
Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.

Fund of funds structure and layering of fees
Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unaffiliated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investments by the fund among those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

  The fund’s equity investments do not have the growth potential or value characteristics originally expected.
  Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
  The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
  The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.
  The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
  The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fixed income fund could lose money or underperform other investments if:

  Interest rates go up, causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.
  The issuer or guarantor of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.
  During periods of declining interest rates, the issuer of a callable security exercises its option to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
  The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.
ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs. ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day. Many ETFs are not “actively” managed and can invest in the securities included in, or representative of, their underlying indices. ETFs involve certain of the risks described above, as well as the following additional risks:

  The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.
  Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.
  Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indices. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	9.51%	3rd Quarter 2009

Lowest	(7.38)%	3rd Quarter 2011

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC Ibbotson Conservative Fund	One Year	Since Inception	Inception Date
Service Class	0.63%	5.97%	Oct 1, 2008
Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	5.07%	7.76%	Oct 1, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Service Class Shares | SC Ibbotson Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM Ibbotson Conservative Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund is a "fund of funds."  The fund seeks to achieve its objective by investing in a portfolio of underlying funds.  These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called "ETFs").  Currently, the adviser or its affiliate, Massachusetts Financial Services Company ("MFS"), serves as investment adviser to all of the underlying funds.

Because this is a conservative allocation fund, the fund's assets will be invested primarily in fixed income funds and, to a lesser extent, equity funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.  One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the "Tactical Fund"), which is offered through the Trust's Initial Class Prospectus and invests in ETFs.  The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds.  Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund's investments in the Tactical Fund will serve to shift the fund's overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds.  The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below.  The fixed income allocation includes the fund's investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
40%	20% to 50%	60%	50% to 80%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under "How Investments Are Selected," the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Markets Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 50%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 50%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 50%
TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 10%*

*  The subadviser expects to allocate approximately 10% of the fund's assets to the Tactical Fund.  However, this allocation will vary based on changes in market conditions.

How Investments Are Selected

The precise allocation of the fund's assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors.  The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data, including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or MFS.  The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial Inc., and thus under common control.  The fund may also invest in underlying funds that are managed by an investment manager not affiliated with the adviser and in other securities.  However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund's investments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.

Fund of funds structure and layering of fees
Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unaffiliated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investments by the fund among those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

  The fund’s equity investments do not have the growth potential or value characteristics originally expected.
  Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
  The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
  The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.
  The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
  The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fixed income fund could lose money or underperform other investments if:

  Interest rates go up, causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.
  The issuer or guarantor of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.
  During periods of declining interest rates, the issuer of a callable security exercises its option to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
  The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.
ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs. ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day. Many ETFs are not “actively” managed and can invest in the securities included in, or representative of, their underlying indices. ETFs involve certain of the risks described above, as well as the following additional risks:

  The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.
  Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.
  Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indices. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	9.51%	3rd Quarter 2009

Lowest	(7.38)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | SC Ibbotson Conservative Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15% [1]
One Year	rr_ExpenseExampleYear01	117
Three Years	rr_ExpenseExampleYear03	365
Five Years	rr_ExpenseExampleYear05	633
Ten Years	rr_ExpenseExampleYear10	1,398
2009	rr_AnnualReturn2009	19.22%
2010	rr_AnnualReturn2010	9.64%
2011	rr_AnnualReturn2011	0.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.38%)
1 Year	rr_AverageAnnualReturnYear01	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Service Class Shares | Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses) | SC Ibbotson Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.07%
Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008

[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.

Service Class Shares | SC Ibbotson Growth Fund
FUND SUMMARY SCSMIbbotson Growth Fund
INVESTMENT GOAL
Long-term capital growth and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service Class Shares SC Ibbotson Growth Fund Service Class
Management Fee		0.13%
Distribution (12b-1) Fee		0.25%
Other Expenses		0.08%
Acquired Fund Fees and Expenses		0.76%
Total Annual Fund Operating Expenses	[1]	1.22%
[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC Ibbotson Growth Fund Service Class	124	387	670	1,477

Portfolio Turnover
The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund is a "fund of funds."  The fund seeks to achieve its objective by investing in a portfolio of underlying funds.  These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called "ETFs").  Currently, the adviser or its affiliate, Massachusetts Financial Services Company ("MFS"), serves as investment adviser to all of the underlying funds.

Because this is a growth allocation fund, the fund's assets will be invested primarily in equity funds and, to a lesser extent, in fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.  One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the "Tactical Fund"), which is offered through the Trust's Initial Class prospectus and invests in ETFs.  The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds.  Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund's investments in the Tactical Fund will serve to shift the fund's overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds.  The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below.  The fixed income allocation includes the fund's investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
80%	50% to 90%	20%	10% to 50%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under "How Investments Are Selected," the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Markets Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%
TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 20%*

*  The subadviser expects to allocate approximately 20% of the fund's assets to the Tactical Fund.  However, this allocation will vary based on changes in market conditions.

How Investments Are Selected

The precise allocation of the fund's assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors.  The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data, including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or MFS.  The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial Inc., and thus under common control.  The fund may also invest in underlying funds that are managed by an investment manager not affiliated with the adviser and in other securities.  However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund's investments.

PRINCIPAL RISKS
Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unaffiliated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investments by the fund among those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

  The fund’s equity investments do not have the growth potential or value characteristics originally expected.
  Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
  The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
  The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.
  The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
  The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fixed income fund could lose money or underperform other investments if:

  Interest rates go up, causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.
  The issuer or guarantor of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.
  During periods of declining interest rates, the issuer of a callable security exercises its option to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
  The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.
ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs. ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day. Many ETFs are not “actively” managed and can invest in the securities included in, or representative of, their underlying indices. ETFs involve certain of the risks described above, as well as the following additional risks:

  The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.
  Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.
  Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indices. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	16.75%	2nd Quarter 2009

Lowest	(14.69)%	3rd Quarter 2011

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC Ibbotson Growth Fund	One Year	Since Inception	Inception Date
Service Class	(3.90%)	6.51%	Oct 1, 2008
Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	1.45%	7.04%	Oct 1, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Service Class Shares | SC Ibbotson Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSMIbbotson Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund is a "fund of funds."  The fund seeks to achieve its objective by investing in a portfolio of underlying funds.  These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called "ETFs").  Currently, the adviser or its affiliate, Massachusetts Financial Services Company ("MFS"), serves as investment adviser to all of the underlying funds.

Because this is a growth allocation fund, the fund's assets will be invested primarily in equity funds and, to a lesser extent, in fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.  One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the "Tactical Fund"), which is offered through the Trust's Initial Class prospectus and invests in ETFs.  The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds.  Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund's investments in the Tactical Fund will serve to shift the fund's overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds.  The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below.  The fixed income allocation includes the fund's investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
80%	50% to 90%	20%	10% to 50%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under "How Investments Are Selected," the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Markets Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%
TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 20%*

*  The subadviser expects to allocate approximately 20% of the fund's assets to the Tactical Fund.  However, this allocation will vary based on changes in market conditions.

How Investments Are Selected

The precise allocation of the fund's assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors.  The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data, including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or MFS.  The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial Inc., and thus under common control.  The fund may also invest in underlying funds that are managed by an investment manager not affiliated with the adviser and in other securities.  However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund's investments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unaffiliated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investments by the fund among those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

  The fund’s equity investments do not have the growth potential or value characteristics originally expected.
  Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
  The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
  The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.
  The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
  The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fixed income fund could lose money or underperform other investments if:

  Interest rates go up, causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.
  The issuer or guarantor of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.
  During periods of declining interest rates, the issuer of a callable security exercises its option to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
  The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.
ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs. ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day. Many ETFs are not “actively” managed and can invest in the securities included in, or representative of, their underlying indices. ETFs involve certain of the risks described above, as well as the following additional risks:

  The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.
  Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.
  Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indices. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund's Service Class shares by showing changes in the total return of the fund's Service Class shares from year to year and by comparing the average annual total returns of the fund's Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund's Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	16.75%	2nd Quarter 2009

Lowest	(14.69)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | SC Ibbotson Growth Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22% [1]
One Year	rr_ExpenseExampleYear01	124
Three Years	rr_ExpenseExampleYear03	387
Five Years	rr_ExpenseExampleYear05	670
Ten Years	rr_ExpenseExampleYear10	1,477
2009	rr_AnnualReturn2009	26.75%
2010	rr_AnnualReturn2010	13.61%
2011	rr_AnnualReturn2011	(3.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.69%)
1 Year	rr_AverageAnnualReturnYear01	(3.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Service Class Shares | Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses) | SC Ibbotson Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008

[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.

Service Class Shares | SC AllianceBernstein International Value Fund
FUND SUMMARY SCSM AllianceBernstein International Value Fund
INVESTMENT GOAL
Long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service Class Shares SC AllianceBernstein International Value Fund Service Class
Management Fee		0.63%
Distribution (12b-1) Fee		0.25%
Other Expenses		0.35%
Total Annual Fund Operating Expenses		1.23%
Fee Waiver and Expense Reimbursement		(0.22%)
Net Annual Fund Operating Expenses	[1]	1.01%
[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC AllianceBernstein International Value Fund Service Class	103	369	655	1,469

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The fund normally invests in companies from at least three countries other than the United States, including developed nations in Europe and the Far East, Canada, and Australia and emerging market countries worldwide.

The subadviser may seek to hedge currency exposure or to invest in currencies by taking long or short positions via currency-related derivatives. The fund may enter into derivatives transactions unrelated to currencies, such as options, futures, forwards and swap agreements. The fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and semi-governmental securities, private placements and offers for sale, REITs, income trusts, stapled securities, warrants, rights, and local access products. Local access products are derivatives that, like depositary receipts, enable the fund to invest in foreign markets where direct investments in the securities of specific companies is restricted or expensive. These products are often structured as notes, call options or warrants. An entity will be considered supranational if designated or supported by the national government of one or more countries to promote economic reconstruction or development. Securities will be considered semi-governmental if issued by an entity owned by either a national, state or equivalent government or if issued by such a government jurisdiction without the backing of its full faith and credit and general taxing power.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser uses its fundamental and quantitative research to seek to identify companies whose long-term earnings power is believed by the subadviser not to be reflected in the current market price of their securities.

The subadviser selects investments for the fund using a fundamental value approach to equity investing. This approach generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects. A company’s financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence. In each market, this approach seeks to identify a universe of securities that are considered by the subadviser to be attractively priced relative to their future earnings power.

The subadviser’s proprietary quantitative expected return model ranks all potential investments in order from the highest to lowest expected return. When deciding how much of each security to purchase for the fund, the subadviser considers aggregate portfolio characteristics and evaluates overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments. The subadviser uses various portfolio management tools and models to analyze the various risks associated with investment for purposes of constructing a portfolio with a balance of risk and return the subadviser believes to be effective and appropriate for this type of equity portfolio.

A security generally will be sold when it no longer meets appropriate valuation criteria. The sale of a stock that has reached its pre-determined target price may be delayed, however, when the subadviser perceives positive indicators about the security in the near term.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  Attempts by the subadviser to hedge foreign currency risk or to profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.
  The market undervalues securities held by the fund for longer than expected.
  Value stocks fall out of favor with the stock markets relative to growth stocks.
  The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates, become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionate losses. Derivatives may be subject to counterparty risk to a greater degree than more traditional investments.
  The fund’s investments in REITs experience the same risks as direct ownership of real estate, such as the risk that the value of real estate could decline due to factors that affect the real estate market generally. REITs may also decline in value due to the capability of their managers, limited diversification, and changes in tax laws.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since October1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	25.85%	2nd Quarter 2009

Lowest	(22.30)%	3rd Quarter 2011

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC AllianceBernstein International Value Fund	One Year	Since Inception	Inception Date
Service Class	(16.46%)	(3.35%)	Oct 1, 2008
MSCI-EAFE Index (reflects no deduction for fees or expenses)	(12.14%)	(0.04%)	Oct 1, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Service Class Shares | SC AllianceBernstein International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM AllianceBernstein International Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The fund normally invests in companies from at least three countries other than the United States, including developed nations in Europe and the Far East, Canada, and Australia and emerging market countries worldwide.

The subadviser may seek to hedge currency exposure or to invest in currencies by taking long or short positions via currency-related derivatives. The fund may enter into derivatives transactions unrelated to currencies, such as options, futures, forwards and swap agreements. The fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and semi-governmental securities, private placements and offers for sale, REITs, income trusts, stapled securities, warrants, rights, and local access products. Local access products are derivatives that, like depositary receipts, enable the fund to invest in foreign markets where direct investments in the securities of specific companies is restricted or expensive. These products are often structured as notes, call options or warrants. An entity will be considered supranational if designated or supported by the national government of one or more countries to promote economic reconstruction or development. Securities will be considered semi-governmental if issued by an entity owned by either a national, state or equivalent government or if issued by such a government jurisdiction without the backing of its full faith and credit and general taxing power.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser uses its fundamental and quantitative research to seek to identify companies whose long-term earnings power is believed by the subadviser not to be reflected in the current market price of their securities.

The subadviser selects investments for the fund using a fundamental value approach to equity investing. This approach generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects. A company’s financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence. In each market, this approach seeks to identify a universe of securities that are considered by the subadviser to be attractively priced relative to their future earnings power.

The subadviser’s proprietary quantitative expected return model ranks all potential investments in order from the highest to lowest expected return. When deciding how much of each security to purchase for the fund, the subadviser considers aggregate portfolio characteristics and evaluates overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments. The subadviser uses various portfolio management tools and models to analyze the various risks associated with investment for purposes of constructing a portfolio with a balance of risk and return the subadviser believes to be effective and appropriate for this type of equity portfolio.

A security generally will be sold when it no longer meets appropriate valuation criteria. The sale of a stock that has reached its pre-determined target price may be delayed, however, when the subadviser perceives positive indicators about the security in the near term.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  Attempts by the subadviser to hedge foreign currency risk or to profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.
  The market undervalues securities held by the fund for longer than expected.
  Value stocks fall out of favor with the stock markets relative to growth stocks.
  The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates, become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionate losses. Derivatives may be subject to counterparty risk to a greater degree than more traditional investments.
  The fund’s investments in REITs experience the same risks as direct ownership of real estate, such as the risk that the value of real estate could decline due to factors that affect the real estate market generally. REITs may also decline in value due to the capability of their managers, limited diversification, and changes in tax laws.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since October1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	25.85%	2nd Quarter 2009

Lowest	(22.30)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | SC AllianceBernstein International Value Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.63%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.01% [1]
One Year	rr_ExpenseExampleYear01	103
Three Years	rr_ExpenseExampleYear03	369
Five Years	rr_ExpenseExampleYear05	655
Ten Years	rr_ExpenseExampleYear10	1,469
2009	rr_AnnualReturn2009	29.26%
2010	rr_AnnualReturn2010	4.52%
2011	rr_AnnualReturn2011	(16.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.30%)
1 Year	rr_AverageAnnualReturnYear01	(16.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.35%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Service Class Shares | MSCI-EAFE Index (reflects no deduction for fees or expenses) | SC AllianceBernstein International Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008

[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Service Class Shares | SC BlackRock International Index Fund
FUND SUMMARY SCSM BlackRock International Index Fund
INVESTMENT GOAL
To match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of fund expenses.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service Class Shares SC BlackRock International Index Fund Service Class
Management Fee		0.40%
Distribution (12b-1) Fee		0.25%
Other Expenses		0.95%
Total Annual Fund Operating Expenses		1.60%
Fee Waiver and Expense Reimbursement		(0.74%)
Net Annual Fund Operating Expenses	[1]	0.86%
[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC BlackRock International Index Fund Service Class	88	432	801	1,838

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The fund will be substantially invested in securities in the MSCI EAFE Index, and will invest primarily in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index.

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in a statistically selected sample of equity securities included in the MSCI EAFE Index. The fund may also invest in derivative instruments, primarily equity index futures, linked to the MSCI EAFE Index and corresponding countries within the Index in order to invest cash pending its investment in stocks. Under normal circumstances, the subadviser will invest in all of the countries represented in the MSCI EAFE Index. The subadviser may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:
  Foreign stock markets go down or perform poorly relative to other types of investments.
  If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  The prospects of individual companies in which the fund invests change adversely.
  An adverse event depresses the value of a particular stock or industry in which the fund invests.
  The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the MSCI EAFE Index proves to be imperfect or unsuccessful.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  Settlement and clearance procedures in certain foreign markets result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments
  The value of dividends or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  Limited regulatory oversight of certain foreign banks or securities depositaries that hold foreign securities and foreign currency limit the fund’s ability to recover such assets if a foreign bank or depository or their agents go bankrupt.
  The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing the total return of the fund’s Service Class shares over the past year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since November 15, 2010 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	4.02%	4th Quarter 2011

Lowest	(20.15)%	3rd Quarter 2011

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC BlackRock International Index Fund	One Year	Since Inception	Inception Date
Service Class	(12.70%)	(8.43%)	Nov 15, 2010
MSCI-EAFE Index (reflects no deduction for fees or expenses)	(12.14%)	(9.37%)	Nov 15, 2010

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Service Class Shares | SC BlackRock International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM BlackRock International Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of fund expenses.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The fund will be substantially invested in securities in the MSCI EAFE Index, and will invest primarily in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index.

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in a statistically selected sample of equity securities included in the MSCI EAFE Index. The fund may also invest in derivative instruments, primarily equity index futures, linked to the MSCI EAFE Index and corresponding countries within the Index in order to invest cash pending its investment in stocks. Under normal circumstances, the subadviser will invest in all of the countries represented in the MSCI EAFE Index. The subadviser may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:
  Foreign stock markets go down or perform poorly relative to other types of investments.
  If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  The prospects of individual companies in which the fund invests change adversely.
  An adverse event depresses the value of a particular stock or industry in which the fund invests.
  The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the MSCI EAFE Index proves to be imperfect or unsuccessful.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  Settlement and clearance procedures in certain foreign markets result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments
  The value of dividends or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  Limited regulatory oversight of certain foreign banks or securities depositaries that hold foreign securities and foreign currency limit the fund’s ability to recover such assets if a foreign bank or depository or their agents go bankrupt.
  The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing the total return of the fund’s Service Class shares over the past year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing the total return of the fund’s Service Class shares over the past year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since November 15, 2010 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	4.02%	4th Quarter 2011

Lowest	(20.15)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | SC BlackRock International Index Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.86% [1]
One Year	rr_ExpenseExampleYear01	88
Three Years	rr_ExpenseExampleYear03	432
Five Years	rr_ExpenseExampleYear05	801
Ten Years	rr_ExpenseExampleYear10	1,838
2011	rr_AnnualReturn2011	(12.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.15%)
One Year	rr_AverageAnnualReturnYear01	(12.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.43%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2010
Service Class Shares | MSCI-EAFE Index (reflects no deduction for fees or expenses) | SC BlackRock International Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2010

[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Service Class Shares | SC BlackRock Large Cap Index Fund
FUND SUMMARY SCSM BlackRock Large Cap Index Fund
INVESTMENT GOAL
To match the performance of the Standard & Poor’s® 500 Index (the “S&P 500”) as closely as possible before the deduction of fund expenses.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service Class Shares SC BlackRock Large Cap Index Fund Service Class
Management Fee		0.35%
Distribution and Service (12b-1) Fee		0.25%
Other Expenses		0.21%
Total Annual Fund Operating Expenses	[1]	0.81%
Fee Waiver and Expense Reimbursement		(0.05%)
Net Annual Fund Operating Expenses	[2]	0.76%
[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.
[2]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC BlackRock Large Cap Index Fund Service Class	78	254	445	997

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500. Under normal conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large capitalization companies. For this purpose, large capitalization companies are considered to be those having a market capitalization, at the time the fund makes an investment, within the range of the market capitalization of the companies in the S&P 500. As of December 31, 2011, the market capitalization range of companies in the S&P 500 was $1.2 billion to $406.3 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in the common stocks represented in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. The subadviser may also invest in derivative instruments, primarily equity index futures, linked to the S&P 500 in order to invest cash pending its investment in stocks. At times, the subadviser may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. At those times, the subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:
  U.S. stock markets go down or perform poorly relative to other types of investments.
  If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  The prospects of individual companies in which the fund invests change adversely.
  An adverse event depresses the value of a particular stock or industry in which the fund invests.
  The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the S&P 500 proves to be imperfect or unsuccessful.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from an active management large capitalization strategy to a passive index strategy. The performance results presented in the following tables and bar chart for the periods prior to November 15, 2010 do not, therefore, reflect the fund’s current strategy.

Year-by-year total returns for Service Class shares (Full calendar years since February 1, 2004 inception)

Calendar years ended December 31
(Full calendar years since February 1, 2004 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	15.58%	3rd Quarter 2009

Lowest	(19.68)%	4th Quarter 2008

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC BlackRock Large Cap Index Fund	One Year	Five Years	Since Inception	Inception Date
Service Class	1.17%	(3.41%)	1.54%	Feb 1, 2004
S&P 500 Index (reflects no deduction for fees or expenses)	2.11%	(0.25%)	3.43%	Feb 1, 2004

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Service Class Shares | SC BlackRock Large Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM BlackRock Large Cap Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To match the performance of the Standard & Poor’s® 500 Index (the “S&P 500”) as closely as possible before the deduction of fund expenses.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500. Under normal conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large capitalization companies. For this purpose, large capitalization companies are considered to be those having a market capitalization, at the time the fund makes an investment, within the range of the market capitalization of the companies in the S&P 500. As of December 31, 2011, the market capitalization range of companies in the S&P 500 was $1.2 billion to $406.3 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in the common stocks represented in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. The subadviser may also invest in derivative instruments, primarily equity index futures, linked to the S&P 500 in order to invest cash pending its investment in stocks. At times, the subadviser may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. At those times, the subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:
  U.S. stock markets go down or perform poorly relative to other types of investments.
  If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  The prospects of individual companies in which the fund invests change adversely.
  An adverse event depresses the value of a particular stock or industry in which the fund invests.
  The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the S&P 500 proves to be imperfect or unsuccessful.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from an active management large capitalization strategy to a passive index strategy. The performance results presented in the following tables and bar chart for the periods prior to November 15, 2010 do not, therefore, reflect the fund’s current strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares (Full calendar years since February 1, 2004 inception)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since February 1, 2004 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	15.58%	3rd Quarter 2009

Lowest	(19.68)%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | SC BlackRock Large Cap Index Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.76%	[2]
One Year	rr_ExpenseExampleYear01	78
Three Years	rr_ExpenseExampleYear03	254
Five Years	rr_ExpenseExampleYear05	445
Ten Years	rr_ExpenseExampleYear10	997
2005	rr_AnnualReturn2005	(0.98%)
2006	rr_AnnualReturn2006	19.78%
2007	rr_AnnualReturn2007	(6.07%)
2008	rr_AnnualReturn2008	(37.15%)
2009	rr_AnnualReturn2009	20.85%
2010	rr_AnnualReturn2010	16.45%
2011	rr_AnnualReturn2011	1.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.68%)
One Year	rr_AverageAnnualReturnYear01	1.17%
Five Years	rr_AverageAnnualReturnYear05	(3.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2004
Service Class Shares | S&P 500 Index (reflects no deduction for fees or expenses) | SC BlackRock Large Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2004

[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.
[2]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Service Class Shares | SC BlackRock Small Cap Index Fund
FUND SUMMARY SCSM BlackRock Small Cap Index Fund
INVESTMENT GOAL
To match the performance of the Russell 2000 Index® (the “Russell 2000”) as closely as possible before the deduction of fund expenses.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service Class Shares SC BlackRock Small Cap Index Fund Service Class
Management Fee		0.38%
Distribution (12b-1) Fee		0.25%
Other Expenses		0.32%
Total Annual Fund Operating Expenses	[1]	0.95%
Fee Waiver and Expense Reimbursement		(0.09%)
Net Annual Fund Operating Expenses	[2]	0.86%
[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.
[2]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC BlackRock Small Cap Index Fund Service Class	88	294	517	1,158

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. For this purpose, small capitalization companies are considered to be those having a market capitalization, at the time the fund makes an investment, within the range of the market capitalization of the companies in the Russell 2000. As of December 31, 2011, the market capitalization range of companies in the Russell 2000 was $37 million to $3.7 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in a statistically selected sample of stocks included in the Russell 2000. The subadviser may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The subadviser may also invest in derivative instruments, primarily equity index futures, linked to the Russell 2000 in order to invest cash pending its investment in stocks. The subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole. When making such choices, the subadviser will not attempt to judge the relative merits of any specific investment, but will select investments based solely on their ability to achieve the subadviser’s goal of minimizing tracking error relative to the benchmark while also minimizing transaction costs.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:

  U.S. stock markets go down or perform poorly relative to other types of investments.
  If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  The prospects of individual companies in which the fund invests change adversely.
  An adverse event depresses the value of a particular stock or industry in which the fund invests.
  The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the Russell 2000 proves to be imperfect or unsuccessful.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
  The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from an active management small capitalization strategy to a passive index strategy. The performance results presented in the following tables and bar chart for the periods prior to November 15, 2010 do not, therefore, reflect the fund’s current strategy.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since May 1, 2006 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	31.20%	2nd Quarter 2009

Lowest	(26.91)%	4th Quarter 2008

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC BlackRock Small Cap Index Fund	One Year	Five Years	Since Inception	Inception Date
Service Class	(5.09%)	(0.54%)	(0.39%)	May 1, 2006
Russell 2000 Index (reflects no deduction for fees or expenses)	(4.18%)	0.15%	0.81%	May 1, 2006

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Service Class Shares | SC BlackRock Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM BlackRock Small Cap Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To match the performance of the Russell 2000 Index® (the “Russell 2000”) as closely as possible before the deduction of fund expenses.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. For this purpose, small capitalization companies are considered to be those having a market capitalization, at the time the fund makes an investment, within the range of the market capitalization of the companies in the Russell 2000. As of December 31, 2011, the market capitalization range of companies in the Russell 2000 was $37 million to $3.7 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in a statistically selected sample of stocks included in the Russell 2000. The subadviser may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The subadviser may also invest in derivative instruments, primarily equity index futures, linked to the Russell 2000 in order to invest cash pending its investment in stocks. The subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole. When making such choices, the subadviser will not attempt to judge the relative merits of any specific investment, but will select investments based solely on their ability to achieve the subadviser’s goal of minimizing tracking error relative to the benchmark while also minimizing transaction costs.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:

  U.S. stock markets go down or perform poorly relative to other types of investments.
  If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  The prospects of individual companies in which the fund invests change adversely.
  An adverse event depresses the value of a particular stock or industry in which the fund invests.
  The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the Russell 2000 proves to be imperfect or unsuccessful.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
  The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from an active management small capitalization strategy to a passive index strategy. The performance results presented in the following tables and bar chart for the periods prior to November 15, 2010 do not, therefore, reflect the fund’s current strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since May 1, 2006 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	31.20%	2nd Quarter 2009

Lowest	(26.91)%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | SC BlackRock Small Cap Index Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.38%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.86%	[2]
One Year	rr_ExpenseExampleYear01	88
Three Years	rr_ExpenseExampleYear03	294
Five Years	rr_ExpenseExampleYear05	517
Ten Years	rr_ExpenseExampleYear10	1,158
2007	rr_AnnualReturn2007	(2.11%)
2008	rr_AnnualReturn2008	(38.14%)
2009	rr_AnnualReturn2009	36.50%
2010	rr_AnnualReturn2010	24.07%
2011	rr_AnnualReturn2011	(5.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.91%)
One Year	rr_AverageAnnualReturnYear01	(5.09%)
Five Years	rr_AverageAnnualReturnYear05	(0.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Service Class Shares | Russell 2000 Index (reflects no deduction for fees or expenses) | SC BlackRock Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.18%)
Five Years	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	0.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006

[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.
[2]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Service Class Shares | SC Columbia Small Cap Value Fund
FUND SUMMARY SCSM Columbia Small Cap Value Fund
INVESTMENT GOAL
Long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service Class Shares SC Columbia Small Cap Value Fund Service Class
Management Fee		0.90%
Distribution (12b-1) Fee		0.25%
Other Expenses		0.33%
Total Annual Fund Operating Expenses		1.48%
Fee Waiver and Expense Reimbursement		(0.07%)
Net Annual Fund Operating Expenses	[1]	1.41%
[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC Columbia Small Cap Value Fund Service Class	144	461	801	1,762

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies that Columbia Management Investment Advisers, LLC, the fund’s subadviser, believes to be undervalued. The subadviser considers small capitalization companies to be companies that, at the time of purchase, have market capitalizations in the range of the companies in the Russell 2000® Value Index (between $37 million and $3.7 billion as of December 31, 2011). This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts (“ADRs”). The fund may invest in real estate investment trusts (“REITs”).

The subadviser may sell a security when its price reaches a target that is based on a risk-adjusted return expectation over the subadviser’s time horizon; if the subadviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or if the security appreciates to a market capitalization larger than that of the largest market capitalization in the benchmark. The subadviser may also sell a security to reduce the fund’s holding when it grows larger than the security’s weighting in the benchmark or for other reasons.

How Investments Are Selected

The subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the fund’s portfolio. The subadviser considers, among other factors:
  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects or other factors;
  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
  a company’s current operating margins relative to its historic range and future potential; and
  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
  The fund’s value investment style and small cap focus do not produce favorable results relative to market trends.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  The fund’s investments in REITs experience the same risks as direct ownership of real estate, such as the risk that the value of real estate could decline due to factors that affect the real estate market generally. REITs may also decline in value due to the capability of their managers, limited diversification, and changes in tax laws.
  The fund has a significant portion of its assets invested in securities of companies conducting business in the same industry or in a closely related group of industries within an economic sector, which could make the fund more vulnerable to unfavorable developments in an industry or sector than funds that invest more broadly.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Columbia Management Investment Advisers, LLC became the fund’s subadviser on May 1, 2010.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.59%	2nd Quarter 2009

Lowest	(21.52)%	3rd Quarter 2011

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC Columbia Small Cap Value Fund	One Year	Since Inception	Inception Date
Service Class	(6.50%)	5.15%	Oct 1, 2008
Russell 2000 Value Index (reflects no deduction for fees or expenses)	(5.50%)	1.97%	Oct 1, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Service Class Shares | SC Columbia Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM Columbia Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies that Columbia Management Investment Advisers, LLC, the fund’s subadviser, believes to be undervalued. The subadviser considers small capitalization companies to be companies that, at the time of purchase, have market capitalizations in the range of the companies in the Russell 2000® Value Index (between $37 million and $3.7 billion as of December 31, 2011). This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts (“ADRs”). The fund may invest in real estate investment trusts (“REITs”).

The subadviser may sell a security when its price reaches a target that is based on a risk-adjusted return expectation over the subadviser’s time horizon; if the subadviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or if the security appreciates to a market capitalization larger than that of the largest market capitalization in the benchmark. The subadviser may also sell a security to reduce the fund’s holding when it grows larger than the security’s weighting in the benchmark or for other reasons.

How Investments Are Selected

The subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the fund’s portfolio. The subadviser considers, among other factors:
  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects or other factors;
  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
  a company’s current operating margins relative to its historic range and future potential; and
  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
  The fund’s value investment style and small cap focus do not produce favorable results relative to market trends.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  The fund’s investments in REITs experience the same risks as direct ownership of real estate, such as the risk that the value of real estate could decline due to factors that affect the real estate market generally. REITs may also decline in value due to the capability of their managers, limited diversification, and changes in tax laws.
  The fund has a significant portion of its assets invested in securities of companies conducting business in the same industry or in a closely related group of industries within an economic sector, which could make the fund more vulnerable to unfavorable developments in an industry or sector than funds that invest more broadly.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Columbia Management Investment Advisers, LLC became the fund’s subadviser on May 1, 2010.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.59%	2nd Quarter 2009

Lowest	(21.52)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | SC Columbia Small Cap Value Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.41% [1]
One Year	rr_ExpenseExampleYear01	144
Three Years	rr_ExpenseExampleYear03	461
Five Years	rr_ExpenseExampleYear05	801
Ten Years	rr_ExpenseExampleYear10	1,762
2009	rr_AnnualReturn2009	30.07%
2010	rr_AnnualReturn2010	21.33%
2011	rr_AnnualReturn2011	(6.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.52%)
One Year	rr_AverageAnnualReturnYear01	(6.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Service Class Shares | Russell 2000 Value Index (reflects no deduction for fees or expenses) | SC Columbia Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008

[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Service Class Shares | SC Davis Venture Value Fund
FUND SUMMARY SCSM Davis Venture Value Fund
INVESTMENT GOAL
Growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Service Class Shares SC Davis Venture Value Fund Service Class
Management Fee	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.11%

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC Davis Venture Value Fund Service Class	113	353	612	1,352

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund invests primarily in the common stock of large capitalization U.S. companies with market capitalizations of at least $10 billion at the time of purchase.

How Investments Are Selected

The investment philosophy of the fund's investment subadviser, Davis Selected Advisers, L.P. ("Davis Advisors"), is to select common stocks of growing companies at value prices and to hold them for the long term. Davis Advisors uses extensive research to seek overlooked companies with sustainable growth rates that currently sell at modest price-earnings multiples.  The fund may invest up to 20% of its total assets in foreign securities, not including American Depositary Receipts ("ADRs"), American Depositary Shares, or U.S. dollar denominated securities of foreign issuers.

In selecting securities for the fund, Davis Advisors looks for companies with some or all of the following characteristics:

First Class Management
•	Proven track record
•
Significant alignment of management's and investor's interest in business (e.g., through significant stock ownership by directors and officers or through compensation incentives tied to company performance)

•	Intelligent application of capital (financial resources are invested in a manner likely to increase the company's profitability and benefit shareholders)

Strong Financial Condition and Satisfactory Profitability
•	Strong balance sheet
•	Low cost structure
•	High returns on capital

Strong Competitive Positioning
•	Products and services that are unlikely to become obsolete
•	Dominant or growing market share
•	Global presence and brand names

The fund historically has invested a significant portion of its assets in the financial services sector.

While Davis Advisors plans on holding securities for the long term, it will consider selling a security if the stock's market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the security is no longer attractive.  Criteria may include deteriorating fundamentals, a negative change in management or strategy, misinformation, excessive valuations, more attractive opportunities, or similar criteria.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Value stocks fall out of favor with the stock market relative to growth stocks.

•	Large capitalization stocks underperform relative to small or mid-capitalization stocks.

•	The market undervalues the stocks held by the fund for longer than expected.

•	Companies in the fund's portfolio fail to achieve earnings estimates or other market expectations, causing their stock prices to fall.

•
Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

•
ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•	The subadviser's judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.

•	Prices of securities in the fund's portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risks of investing in the financial services sector include:

•	Financial services companies may suffer a setback if regulators change the rules under which they operate.

•	Unstable and/or rising interest rates may have a disproportionate effect on financial services companies.

•
Some financial services companies may have loan portfolios concentrated in a particular industry, such as a high level of loans to real estate developers, which make them vulnerable to economic conditions that affect that industry.

•	Some financial services companies may suffer from the increasingly competitive environment in which they operate.

•	Some financial services companies may have credit exposures that under certain circumstances could result in a substantial loss (e.g., sub-prime loans).

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since May 1, 2006 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	19.56%	2nd Quarter 2009

Lowest	(23.53)%	4th Quarter 2008

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC Davis Venture Value Fund	One Year	Five Years	Since Inception	Inception Date
Service Class	(4.02%)	(2.08%)	(0.23%)	May 1, 2006
S&P 500 Index (reflects no deduction for fees or expenses)	2.11%	(0.25%)	1.41%	May 1, 2006

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Service Class Shares | SC Davis Venture Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM Davis Venture Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund invests primarily in the common stock of large capitalization U.S. companies with market capitalizations of at least $10 billion at the time of purchase.

How Investments Are Selected

The investment philosophy of the fund's investment subadviser, Davis Selected Advisers, L.P. ("Davis Advisors"), is to select common stocks of growing companies at value prices and to hold them for the long term. Davis Advisors uses extensive research to seek overlooked companies with sustainable growth rates that currently sell at modest price-earnings multiples.  The fund may invest up to 20% of its total assets in foreign securities, not including American Depositary Receipts ("ADRs"), American Depositary Shares, or U.S. dollar denominated securities of foreign issuers.

In selecting securities for the fund, Davis Advisors looks for companies with some or all of the following characteristics:

First Class Management
•	Proven track record
•
Significant alignment of management's and investor's interest in business (e.g., through significant stock ownership by directors and officers or through compensation incentives tied to company performance)

•	Intelligent application of capital (financial resources are invested in a manner likely to increase the company's profitability and benefit shareholders)

Strong Financial Condition and Satisfactory Profitability
•	Strong balance sheet
•	Low cost structure
•	High returns on capital

Strong Competitive Positioning
•	Products and services that are unlikely to become obsolete
•	Dominant or growing market share
•	Global presence and brand names

The fund historically has invested a significant portion of its assets in the financial services sector.

While Davis Advisors plans on holding securities for the long term, it will consider selling a security if the stock's market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the security is no longer attractive.  Criteria may include deteriorating fundamentals, a negative change in management or strategy, misinformation, excessive valuations, more attractive opportunities, or similar criteria.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Value stocks fall out of favor with the stock market relative to growth stocks.

•	Large capitalization stocks underperform relative to small or mid-capitalization stocks.

•	The market undervalues the stocks held by the fund for longer than expected.

•	Companies in the fund's portfolio fail to achieve earnings estimates or other market expectations, causing their stock prices to fall.

•
Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

•
ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•	The subadviser's judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.

•	Prices of securities in the fund's portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risks of investing in the financial services sector include:

•	Financial services companies may suffer a setback if regulators change the rules under which they operate.

•	Unstable and/or rising interest rates may have a disproportionate effect on financial services companies.

•
Some financial services companies may have loan portfolios concentrated in a particular industry, such as a high level of loans to real estate developers, which make them vulnerable to economic conditions that affect that industry.

•	Some financial services companies may suffer from the increasingly competitive environment in which they operate.

•	Some financial services companies may have credit exposures that under certain circumstances could result in a substantial loss (e.g., sub-prime loans).

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since May 1, 2006 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	19.56%	2nd Quarter 2009

Lowest	(23.53)%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | SC Davis Venture Value Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
One Year	rr_ExpenseExampleYear01	113
Three Years	rr_ExpenseExampleYear03	353
Five Years	rr_ExpenseExampleYear05	612
Ten Years	rr_ExpenseExampleYear10	1,352
2007	rr_AnnualReturn2007	3.91%
2008	rr_AnnualReturn2008	(37.93%)
2009	rr_AnnualReturn2009	29.02%
2010	rr_AnnualReturn2010	12.68%
2011	rr_AnnualReturn2011	(4.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.53%)
One Year	rr_AverageAnnualReturnYear01	(4.02%)
Five Years	rr_AverageAnnualReturnYear05	(2.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Service Class Shares | S&P 500 Index (reflects no deduction for fees or expenses) | SC Davis Venture Value Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006

Service Class Shares | SC Goldman Sachs Mid Cap Value Fund
FUND SUMMARY SCSM Goldman Sachs Mid Cap Value Fund
INVESTMENT GOAL
Long-term total return on capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Service Class Shares SC Goldman Sachs Mid Cap Value Fund Service Class
Unified Management Fee	1.05%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.31%

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC Goldman Sachs Mid Cap Value Fund Service Class	133	415	718	1,579

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded or headquartered in the United States. The fund’s subadviser anticipates that, under normal circumstances, the fund will invest at least 90% of its net assets in such equity investments. The fund seeks to maximize return while maintaining risk, style, capitalization and characteristics similar to those of its benchmark, the Russell Midcap® Value Index. The index is designed to represent an investible universe of mid cap companies with low earnings growth expectations. The fund uses public market capitalizations (based upon unrestricted shares available for trading) to identify companies with capitalizations similar to those within the range of the market capitalizations of companies included in the Russell Midcap® Value Index at the time of investment. As of December 31, 2011, the market capitalization range of companies in the Russell Midcap® Value Index was $117 million to $20.49 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range. The fund is not required to limit its investments to securities included in the Russell Midcap® Value Index.

How Investments Are Selected

The key investment strategies of Goldman Sachs Asset Management, L.P., the fund’s subadviser, include:
  Using proprietary quantitative models to evaluate companies’ fundamental characteristics; these techniques emphasize stock selection, portfolio construction and efficient implementation.
  Selecting stocks by employing a proprietary model to forecast expected returns for a universe of over 4,000 U.S. stocks on a daily basis. This model is based on six investment themes – Valuation, Profitability, Quality, Management, Momentum and Sentiment – chosen because the subadviser believes they:
  Offer fundamental investment appeal,
  Demonstrate a statistically significant ability to forecast returns,
  Work well in different kinds of market environments and across different kinds of stocks, and
  Contribute to excess return as demonstrated by attribution from portfolio simulations.
In addition, since the correlations between the themes are low, the subadviser believes each should bring new information to the overall evaluation of a stock’s attractiveness and contribute to a better buy/sell decision on each stock.

  Identifying and measuring comparative risks between equity investments through the use of models in an effort to construct the most efficient risk/return portfolio.
  Designing trading strategies to minimize total transaction costs to the fund.
The subadviser will not consider the fund’s portfolio turnover rate a limiting factor in making investment decisions for the fund, and the portfolio’s investment style may result in frequent trading and relatively high portfolio turnover. The turnover may be higher or lower than 100%, depending on market conditions and changes to the composition of the benchmark index.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. stock markets go down or perform poorly relative to other types of investments.
  Securities of mid capitalization companies, which involve greater risks than those associated with larger capitalization companies, experience abrupt or erratic price movements or lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price. Since they often have narrower markets and more limited managerial and financial resources than larger, more established companies, performance of the securities of mid capitalization companies can be more volatile and face greater risk of business failure, which could increase the volatility of the fund’s portfolio.
  The value of securities in the fund’s portfolio decreases in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Investments selected using the subadviser’s proprietary quantitative models perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and/or technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.50%	3rd Quarter 2009

Lowest	(17.29)%	3rd Quarter 2011

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC Goldman Sachs Mid Cap Value Fund	One Year	Since Inception	Inception Date
Service Class	2.34%	2.26%	Mar 7, 2008
Russell Midcap Value Index (reflects no deduction for fees or expenses)	(1.38%)	3.26%	Mar 7, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Service Class Shares | SC Goldman Sachs Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM Goldman Sachs Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term total return on capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded or headquartered in the United States. The fund’s subadviser anticipates that, under normal circumstances, the fund will invest at least 90% of its net assets in such equity investments. The fund seeks to maximize return while maintaining risk, style, capitalization and characteristics similar to those of its benchmark, the Russell Midcap® Value Index. The index is designed to represent an investible universe of mid cap companies with low earnings growth expectations. The fund uses public market capitalizations (based upon unrestricted shares available for trading) to identify companies with capitalizations similar to those within the range of the market capitalizations of companies included in the Russell Midcap® Value Index at the time of investment. As of December 31, 2011, the market capitalization range of companies in the Russell Midcap® Value Index was $117 million to $20.49 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range. The fund is not required to limit its investments to securities included in the Russell Midcap® Value Index.

How Investments Are Selected

The key investment strategies of Goldman Sachs Asset Management, L.P., the fund’s subadviser, include:
  Using proprietary quantitative models to evaluate companies’ fundamental characteristics; these techniques emphasize stock selection, portfolio construction and efficient implementation.
  Selecting stocks by employing a proprietary model to forecast expected returns for a universe of over 4,000 U.S. stocks on a daily basis. This model is based on six investment themes – Valuation, Profitability, Quality, Management, Momentum and Sentiment – chosen because the subadviser believes they:
  Offer fundamental investment appeal,
  Demonstrate a statistically significant ability to forecast returns,
  Work well in different kinds of market environments and across different kinds of stocks, and
  Contribute to excess return as demonstrated by attribution from portfolio simulations.
In addition, since the correlations between the themes are low, the subadviser believes each should bring new information to the overall evaluation of a stock’s attractiveness and contribute to a better buy/sell decision on each stock.

  Identifying and measuring comparative risks between equity investments through the use of models in an effort to construct the most efficient risk/return portfolio.
  Designing trading strategies to minimize total transaction costs to the fund.
The subadviser will not consider the fund’s portfolio turnover rate a limiting factor in making investment decisions for the fund, and the portfolio’s investment style may result in frequent trading and relatively high portfolio turnover. The turnover may be higher or lower than 100%, depending on market conditions and changes to the composition of the benchmark index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. stock markets go down or perform poorly relative to other types of investments.
  Securities of mid capitalization companies, which involve greater risks than those associated with larger capitalization companies, experience abrupt or erratic price movements or lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price. Since they often have narrower markets and more limited managerial and financial resources than larger, more established companies, performance of the securities of mid capitalization companies can be more volatile and face greater risk of business failure, which could increase the volatility of the fund’s portfolio.
  The value of securities in the fund’s portfolio decreases in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Investments selected using the subadviser’s proprietary quantitative models perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and/or technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.50%	3rd Quarter 2009

Lowest	(17.29)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | SC Goldman Sachs Mid Cap Value Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Unified Management Fee	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
One Year	rr_ExpenseExampleYear01	133
Three Years	rr_ExpenseExampleYear03	415
Five Years	rr_ExpenseExampleYear05	718
Ten Years	rr_ExpenseExampleYear10	1,579
2009	rr_AnnualReturn2009	25.38%
2010	rr_AnnualReturn2010	21.62%
2011	rr_AnnualReturn2011	2.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.29%)
One Year	rr_AverageAnnualReturnYear01	2.34%
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008
Service Class Shares | Russell Midcap Value Index (reflects no deduction for fees or expenses) | SC Goldman Sachs Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008

Service Class Shares | SC Invesco Small Cap Growth Fund
FUND SUMMARY SCSM SC Invesco Small Cap Growth Fund
INVESTMENT GOAL
Long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service Class Shares SC Invesco Small Cap Growth Fund Service Class
Management Fee		0.95%
Distribution (12b-1) Fee		0.25%
Other Expenses		0.41%
Total Annual Fund Operating Expenses		1.61%
Fee Waiver and Expense Reimbursement		(0.20%)
Net Annual Fund Operating Expenses	[1]	1.41%
[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC Invesco Small Cap Growth Fund Service Class	144	488	857	1,894

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 ® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2011, the largest market capitalization resulting from this formula was $5.1 billion. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently exceeds this size.

In complying with its 80% investment policy, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments.

The fund may invest up to 25% of its total assets in securities issued by issuers outside of the U.S. or other securities representing underlying securities of foreign issuers, such as American Depositary Receipts (“ADRs”) and securities denominated in foreign currencies. The fund may also invest in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser’s portfolio managers seek to identify those companies that have strong earnings growth or demonstrate other potential for growth of capital as further described below.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the fund with the Russell 2000 ® Growth Index. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

  Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry. Attractive industries are those with higher purchaser demand, those driven by macroeconomic or demographic trends, those industry niches taking market share from fragmented or mature industries, and those industries that allow for differentiation, added value and pricing flexibility.
  Valuation analysis focuses on identifying attractively valued securities, based upon their growth potential over a one- to two-year time horizon. Portfolio managers focus on the price to earnings ratio, and the price-to-earnings metric they use is based on their estimate of the long-term growth rate.
  Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.
The portfolio managers consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
  The fund’s growth-oriented investment style and small cap focus do not produce favorable results relative to market trends.
  Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  The value of dividends or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  Convertible securities are affected by: market interest rates, the risk that the issuer may default on interest or principal payments, and the value of the underlying common stock into which these securities may be converted.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Performance
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	18.30%	2nd Quarter 2009

Lowest	(20.96)%	3rd Quarter 2011

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC Invesco Small Cap Growth Fund	One Year	Since Inception	Inception Date
Service Class	(1.20%)	6.45%	Oct 1, 2008
Russell 2000 Growth Index (reflects no deduction for fees or expenses)	(2.91%)	6.38%	Oct 1, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Service Class Shares | SC Invesco Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM SC Invesco Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 ® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2011, the largest market capitalization resulting from this formula was $5.1 billion. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently exceeds this size.

In complying with its 80% investment policy, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments.

The fund may invest up to 25% of its total assets in securities issued by issuers outside of the U.S. or other securities representing underlying securities of foreign issuers, such as American Depositary Receipts (“ADRs”) and securities denominated in foreign currencies. The fund may also invest in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser’s portfolio managers seek to identify those companies that have strong earnings growth or demonstrate other potential for growth of capital as further described below.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the fund with the Russell 2000 ® Growth Index. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

  Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry. Attractive industries are those with higher purchaser demand, those driven by macroeconomic or demographic trends, those industry niches taking market share from fragmented or mature industries, and those industries that allow for differentiation, added value and pricing flexibility.
  Valuation analysis focuses on identifying attractively valued securities, based upon their growth potential over a one- to two-year time horizon. Portfolio managers focus on the price to earnings ratio, and the price-to-earnings metric they use is based on their estimate of the long-term growth rate.
  Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.
The portfolio managers consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
  The fund’s growth-oriented investment style and small cap focus do not produce favorable results relative to market trends.
  Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  The value of dividends or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  Convertible securities are affected by: market interest rates, the risk that the issuer may default on interest or principal payments, and the value of the underlying common stock into which these securities may be converted.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	18.30%	2nd Quarter 2009

Lowest	(20.96)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | SC Invesco Small Cap Growth Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.41% [1]
One Year	rr_ExpenseExampleYear01	144
Three Years	rr_ExpenseExampleYear03	488
Five Years	rr_ExpenseExampleYear05	857
Ten Years	rr_ExpenseExampleYear10	1,894
2009	rr_AnnualReturn2009	31.39%
2010	rr_AnnualReturn2010	25.86%
2011	rr_AnnualReturn2011	(1.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.96%)
One Year	rr_AverageAnnualReturnYear01	(1.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Service Class Shares | Russell 2000 Growth Index (reflects no deduction for fees or expenses) | SC Invesco Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008

[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Service Class Shares | SC Lord Abbett Growth & Income Fund
FUND SUMMARY SCSM Lord Abbett Growth & Income Fund
INVESTMENT GOAL
Long-term growth of capital and income without excessive fluctuations in market value.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Service Class Shares SC Lord Abbett Growth & Income Fund Service Class
Unified Management Fee	0.87%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.13%

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC Lord Abbett Growth & Income Fund Service Class shares	115	359	622	1,375

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index. As of December 31, 2011, the market capitalization range of companies in the Russell 1000® Index was $36.0 million to $417.5 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the fund’s subadviser believes are undervalued. The fund may invest up to 10% of its net assets in securities issued by foreign companies that primarily are traded outside of the U.S. The fund may invest without limitation in securities of companies that are incorporated or organized under the laws of jurisdictions outside of the U.S., but primarily traded on a U.S. securities exchange, including American Depositary Receipts (“ADRs”) and similar depositary receipts.

How Investments Are Selected

The key investment strategies of Lord, Abbett & Co. LLC, the fund’s subadviser, include:
  Investing in companies that the subadviser believes have been undervalued by the market and are selling at reasonable prices in relation to the subadviser’s assessment of their potential or intrinsic value. A security may be undervalued by the market because of a lack of awareness of the company’s intrinsic value or a lack of recognition of the company’s future potential. In addition, a company may be undervalued because it may be temporarily out of favor by the market.
  Investing in large, seasoned companies that tend to be less volatile than smaller companies.
  Monitoring company fundamentals, market and economic environments, and valuation targets to determine when to sell portfolio holdings.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  The prospects of individual companies in which the fund invests change.
  Large capitalization value stocks underperform relative to small or mid capitalization stocks or growth stocks.
  Due to investments in multinational companies, the fund experiences greater market, liquidity, currency, political, information and other risks.
  The market undervalues the stocks held by the fund for longer than expected.
  Securities judged to be undervalued are actually appropriately priced.
  Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	17.77%	2nd Quarter 2009

Lowest	(17.35)%	3rd Quarter 2011

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC Lord Abbett Growth & Income Fund	One Year	Since Inception	Inception Date
Service Class shares	(6.40%)	(2.26%)	Mar 7, 2008
Russell 1000 Value Index (reflects no deduction for fees or expenses)	0.39%	(0.57%)	Mar 7, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Service Class Shares | SC Lord Abbett Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM Lord Abbett Growth & Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital and income without excessive fluctuations in market value.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index. As of December 31, 2011, the market capitalization range of companies in the Russell 1000® Index was $36.0 million to $417.5 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the fund’s subadviser believes are undervalued. The fund may invest up to 10% of its net assets in securities issued by foreign companies that primarily are traded outside of the U.S. The fund may invest without limitation in securities of companies that are incorporated or organized under the laws of jurisdictions outside of the U.S., but primarily traded on a U.S. securities exchange, including American Depositary Receipts (“ADRs”) and similar depositary receipts.

How Investments Are Selected

The key investment strategies of Lord, Abbett & Co. LLC, the fund’s subadviser, include:
  Investing in companies that the subadviser believes have been undervalued by the market and are selling at reasonable prices in relation to the subadviser’s assessment of their potential or intrinsic value. A security may be undervalued by the market because of a lack of awareness of the company’s intrinsic value or a lack of recognition of the company’s future potential. In addition, a company may be undervalued because it may be temporarily out of favor by the market.
  Investing in large, seasoned companies that tend to be less volatile than smaller companies.
  Monitoring company fundamentals, market and economic environments, and valuation targets to determine when to sell portfolio holdings.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  The prospects of individual companies in which the fund invests change.
  Large capitalization value stocks underperform relative to small or mid capitalization stocks or growth stocks.
  Due to investments in multinational companies, the fund experiences greater market, liquidity, currency, political, information and other risks.
  The market undervalues the stocks held by the fund for longer than expected.
  Securities judged to be undervalued are actually appropriately priced.
  Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	17.77%	2nd Quarter 2009

Lowest	(17.35)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | SC Lord Abbett Growth & Income Fund | Service Class shares
Risk/Return:	rr_RiskReturnAbstract
Unified Management Fee	rr_ManagementFeesOverAssets	0.87%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
One Year	rr_ExpenseExampleYear01	115
Three Years	rr_ExpenseExampleYear03	359
Five Years	rr_ExpenseExampleYear05	622
Ten Years	rr_ExpenseExampleYear10	1,375
Annual Return 2009	rr_AnnualReturn2009	17.41%
Annual Return 2010	rr_AnnualReturn2010	16.94%
Annual Return 2011	rr_AnnualReturn2011	(6.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.35%)
One Year	rr_AverageAnnualReturnYear01	(6.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008
Service Class Shares | Russell 1000 Value Index (reflects no deduction for fees or expenses) | SC Lord Abbett Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.39%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008

Service Class Shares | SC WMC Blue Chip Mid Cap Fund
FUND SUMMARY SCSM WMC Blue Chip Mid Cap Fund
INVESTMENT GOAL
Long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Service Class Shares SC WMC Blue Chip Mid Cap Fund Service Class
Management Fee	0.80%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.21%

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC WMC Blue Chip Mid Cap Fund Service Class	123	384	665	1,466

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities with, at the time of purchase, market capitalizations within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. As of December 31, 2011, the market capitalization range of companies in the Russell MidCap® Index was $42 million to $20.5 billion. As of December 31, 2011, the market capitalization range of companies in the S&P MidCap 400 Index was $490 million to $7.5 billion. These ranges vary daily. The fund is not required to sell a security if the issuer’s capitalization changes so that it is no longer within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. The fund may invest up to 20% of its net assets in foreign securities not listed or traded on a U.S. exchange or quoted market.

How Investments Are Selected

The fund is broadly diversified by industry and company. The fund favors high-quality, well-established mid cap companies. These are companies with attributes such as a leadership position within an industry, a strong balance sheet, a high return on equity, and/or a strong management team.

The fund’s investment subadviser, Wellington Management Company, LLP (“Wellington Management”), uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for consistency with the fund’s philosophy and process. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Mid-capitalization companies fall out of favor with investors.
  Securities of mid capitalization companies, which involve greater risks than those associated with larger capitalization companies, experience abrupt or erratic price movements or lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price. Since they often have narrower markets and more limited managerial and financial resources than larger, more established companies, performance of the securities of mid capitalization companies can be more volatile and face greater risk of business failure, which could increase the volatility of the fund’s portfolio.
  The fund’s investment style and mid-capitalization focus do not produce favorable results relative to market trends.
  The fund misses out on an investment opportunity because its assets are invested in lower performing investments.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	15.18%	3rd Quarter 2009

Lowest	(22.59)%	3rd Quarter 2011

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC WMC Blue Chip Mid Cap Fund	One Year	Since Inception	Inception Date
Service Class	(8.03%)	2.16%	Mar 7, 2008
S&P MidCap 400 Index (reflects no deduction for fees or expenses)	(1.73%)	5.50%	Mar 7, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Service Class Shares | SC WMC Blue Chip Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM WMC Blue Chip Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities with, at the time of purchase, market capitalizations within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. As of December 31, 2011, the market capitalization range of companies in the Russell MidCap® Index was $42 million to $20.5 billion. As of December 31, 2011, the market capitalization range of companies in the S&P MidCap 400 Index was $490 million to $7.5 billion. These ranges vary daily. The fund is not required to sell a security if the issuer’s capitalization changes so that it is no longer within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. The fund may invest up to 20% of its net assets in foreign securities not listed or traded on a U.S. exchange or quoted market.

How Investments Are Selected

The fund is broadly diversified by industry and company. The fund favors high-quality, well-established mid cap companies. These are companies with attributes such as a leadership position within an industry, a strong balance sheet, a high return on equity, and/or a strong management team.

The fund’s investment subadviser, Wellington Management Company, LLP (“Wellington Management”), uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for consistency with the fund’s philosophy and process. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Mid-capitalization companies fall out of favor with investors.
  Securities of mid capitalization companies, which involve greater risks than those associated with larger capitalization companies, experience abrupt or erratic price movements or lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price. Since they often have narrower markets and more limited managerial and financial resources than larger, more established companies, performance of the securities of mid capitalization companies can be more volatile and face greater risk of business failure, which could increase the volatility of the fund’s portfolio.
  The fund’s investment style and mid-capitalization focus do not produce favorable results relative to market trends.
  The fund misses out on an investment opportunity because its assets are invested in lower performing investments.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	15.18%	3rd Quarter 2009

Lowest	(22.59)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | SC WMC Blue Chip Mid Cap Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
One Year	rr_ExpenseExampleYear01	123
Three Years	rr_ExpenseExampleYear03	384
Five Years	rr_ExpenseExampleYear05	665
Ten Years	rr_ExpenseExampleYear10	1,466
2009	rr_AnnualReturn2009	29.96%
2010	rr_AnnualReturn2010	22.78%
2011	rr_AnnualReturn2011	(8.03%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.59%)
One Year	rr_AverageAnnualReturnYear01	(8.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008
Service Class Shares | S&P MidCap 400 Index (reflects no deduction for fees or expenses) | SC WMC Blue Chip Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008

Service Class Shares | SC WMC Large Cap Growth Fund
FUND SUMMARY SCSM WMC Large Cap Growth Fund
INVESTMENT GOAL
Long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Service Class Shares SC WMC Large Cap Growth Fund Service Class
Management Fee	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.16%

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC WMC Large Cap Growth Fund Service Class	118	368	638	1,409

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund normally invests primarily in common stocks. The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Growth Index). The size of the companies in this index changes with market conditions and the composition of the index. The fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts (“ADRs”), American Depositary Shares or U.S. dollar denominated securities of foreign issuers).

How Investments Are Selected

The fund invests primarily in common stocks of growth-oriented companies. Each stock is evaluated and ranked on a consistent set of growth, valuation, and quality criteria.

The fund’s investment subadviser, Wellington Management Company, LLP (“Wellington Management”), uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Growth stocks fall out of favor with the stock markets relative to value stocks.
  Large capitalization stocks underperform relative to small or mid-capitalization stocks.
  The fund's investment style and large-capitalization focus do not produce favorable results relative to market trends.
  The fund misses out on an investment opportunity because its assets are invested in lower performing investments.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  The subadviser's judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Wellington Management Company, LLP became the fund’s subadviser on August 1, 2008.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since May 1, 2006 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	16.67%	2nd Quarter 2009

Lowest	(22.61)%	4th Quarter 2008

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns Service Class Shares SC WMC Large Cap Growth Fund	One Year	Five Years	Since Inception	Inception Date
Service Class	(4.80%)	(1.54%)	(1.40%)	May 1, 2006
Russell 1000 Growth Index (reflects no deduction for fees or expenses)	2.64%	2.50%	3.25%	May 1, 2006

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Service Class Shares | SC WMC Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM WMC Large Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund normally invests primarily in common stocks. The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Growth Index). The size of the companies in this index changes with market conditions and the composition of the index. The fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts (“ADRs”), American Depositary Shares or U.S. dollar denominated securities of foreign issuers).

How Investments Are Selected

The fund invests primarily in common stocks of growth-oriented companies. Each stock is evaluated and ranked on a consistent set of growth, valuation, and quality criteria.

The fund’s investment subadviser, Wellington Management Company, LLP (“Wellington Management”), uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Growth stocks fall out of favor with the stock markets relative to value stocks.
  Large capitalization stocks underperform relative to small or mid-capitalization stocks.
  The fund's investment style and large-capitalization focus do not produce favorable results relative to market trends.
  The fund misses out on an investment opportunity because its assets are invested in lower performing investments.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  The subadviser's judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Wellington Management Company, LLP became the fund’s subadviser on August 1, 2008.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since May 1, 2006 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	16.67%	2nd Quarter 2009

Lowest	(22.61)%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | SC WMC Large Cap Growth Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
One Year	rr_ExpenseExampleYear01	118
Three Years	rr_ExpenseExampleYear03	368
Five Years	rr_ExpenseExampleYear05	638
Ten Years	rr_ExpenseExampleYear10	1,409
2007	rr_AnnualReturn2007	6.78%
2008	rr_AnnualReturn2008	(44.30%)
2009	rr_AnnualReturn2009	37.08%
2010	rr_AnnualReturn2010	19.19%
2011	rr_AnnualReturn2011	(4.80%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.61%)
One Year	rr_AverageAnnualReturnYear01	(4.80%)
Five Years	rr_AverageAnnualReturnYear05	(1.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Service Class Shares | Russell 1000 Growth Index (reflects no deduction for fees or expenses) | SC WMC Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.64%
Five Years	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006

Service Class Shares | Sun Capital Investment Grade Bond Fund
FUND SUMMARY Sun Capital Investment Grade Bond Fund®
INVESTMENT GOAL
The fund's investment objective is to seek high current income consistent with relative stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Service Class Shares Sun Capital Investment Grade Bond Fund Service Class
Management Fee	0.60%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.96%

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares Sun Capital Investment Grade Bond Fund Service Class	98	306	531	1,178

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 96% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities, including those issued by:
  U.S. and foreign companies, including companies in emerging market countries
  The U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities
  Foreign governments, including governments of emerging market countries
Credit Quality

The fund invests at least 80% of its net assets in investment grade fixed income securities. The fund may invest up to 20% of its assets in high yield or junk bonds rated at least B by one rating agency or unrated bonds of equivalent quality as determined by the adviser.

Duration Target

The portfolio's average dollar-weighted duration is generally within plus or minus one year of the effective duration of the Barclays Capital U.S. Aggregate Bond Index, which was 4.95 years as of December 31, 2011. (Duration is a measure of interest rate sensitivity.) There is no limit on the maturity or duration of individual securities.

How Investments Are Selected

The adviser selects investments for the fund's portfolio by:
  Analyzing the credit quality, yield, and investment risk of individual securities in order to estimate their relative value and attractiveness.
  Identifying sectors (such as corporate securities, government securities, mortgage-backed securities or asset-backed securities) and maturity ranges that appear to be temporarily underpriced and, therefore, offer favorable yields given their interest rate sensitivity and other risks.
  Considering whether a particular investment is consistent with the fund's targets for portfolio duration, maturity distribution and issuer and sector diversification.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs::
  Interest rates go up, causing the value of the fund's fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  The illiquidity of a given security limits the fund's ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.
  The fund's investments in mortgage-backed or asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.
  Prices of the fund's foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  The fund's investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund's ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.
  Rating agencies, on which the adviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer's financial condition or fail to make timely changes in credit ratings upon a change in such issuer's condition.
  The adviser's judgments about future economic trends or the relative values of securities selected for the fund's portfolio prove to be wrong.
  Prices of securities in the fund's portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Performance
The performance information in the following charts provides some indication of the risks of investing in the fund's Service Class shares by showing changes in the total return of the fund's Service Class shares from year to year and by comparing the average annual total returns of the fund's Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund's Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since February 1, 2004 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	9.09%	2nd Quarter 2009

Lowest	(7.71)%	4th Quarter 2008

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares Sun Capital Investment Grade Bond Fund	One Year	Five Years	Since Inception	Inception Date
Service Class	6.77%	4.58%	4.39%	Feb 1, 2004
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	7.84%	6.50%	5.39%	Feb 1, 2004

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Service Class Shares | Sun Capital Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Sun Capital Investment Grade Bond Fund®
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund's investment objective is to seek high current income consistent with relative stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities, including those issued by:
  U.S. and foreign companies, including companies in emerging market countries
  The U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities
  Foreign governments, including governments of emerging market countries
Credit Quality

The fund invests at least 80% of its net assets in investment grade fixed income securities. The fund may invest up to 20% of its assets in high yield or junk bonds rated at least B by one rating agency or unrated bonds of equivalent quality as determined by the adviser.

Duration Target

The portfolio's average dollar-weighted duration is generally within plus or minus one year of the effective duration of the Barclays Capital U.S. Aggregate Bond Index, which was 4.95 years as of December 31, 2011. (Duration is a measure of interest rate sensitivity.) There is no limit on the maturity or duration of individual securities.

How Investments Are Selected

The adviser selects investments for the fund's portfolio by:
  Analyzing the credit quality, yield, and investment risk of individual securities in order to estimate their relative value and attractiveness.
  Identifying sectors (such as corporate securities, government securities, mortgage-backed securities or asset-backed securities) and maturity ranges that appear to be temporarily underpriced and, therefore, offer favorable yields given their interest rate sensitivity and other risks.
  Considering whether a particular investment is consistent with the fund's targets for portfolio duration, maturity distribution and issuer and sector diversification.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs::
  Interest rates go up, causing the value of the fund's fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  The illiquidity of a given security limits the fund's ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.
  The fund's investments in mortgage-backed or asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.
  Prices of the fund's foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  The fund's investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund's ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.
  Rating agencies, on which the adviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer's financial condition or fail to make timely changes in credit ratings upon a change in such issuer's condition.
  The adviser's judgments about future economic trends or the relative values of securities selected for the fund's portfolio prove to be wrong.
  Prices of securities in the fund's portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund's Service Class shares by showing changes in the total return of the fund's Service Class shares from year to year and by comparing the average annual total returns of the fund's Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund's Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund's Service Class shares by showing changes in the total return of the fund's Service Class shares from year to year and by comparing the average annual total returns of the fund's Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund's Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since February 1, 2004 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	9.09%	2nd Quarter 2009

Lowest	(7.71)%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | Sun Capital Investment Grade Bond Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
One Year	rr_ExpenseExampleYear01	98
Three Years	rr_ExpenseExampleYear03	306
Five Years	rr_ExpenseExampleYear05	531
Ten Years	rr_ExpenseExampleYear10	1,178
2005	rr_AnnualReturn2005	1.73%
2006	rr_AnnualReturn2006	5.13%
2007	rr_AnnualReturn2007	3.51%
2008	rr_AnnualReturn2008	(12.67%)
2009	rr_AnnualReturn2009	20.58%
2010	rr_AnnualReturn2010	7.49%
2011	rr_AnnualReturn2011	6.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.71%)
One Year	rr_AverageAnnualReturnYear01	6.77%
Five Years	rr_AverageAnnualReturnYear05	4.58%
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2004
Service Class Shares | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) | Sun Capital Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2004

Service Class Shares | Sun Capital Money Market Fund
FUND SUMMARY Sun Capital Money Market Fund®
INVESTMENT GOAL
Maximizing current income, consistent with maintaining liquidity and preserving capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service Class Shares Sun Capital Money Market Fund Service Class
Management Fee		0.50%
Distribution (12b-1) Fee		0.25%
Other Expenses		0.15%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.91%
Fee Waiver and Expense Reimbursement		(0.14%)
Net Annual Fund Operating Expenses	[2]	0.77%
[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.
[2]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares Sun Capital Money Market Fund Service Class	79	276	490	1,107

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund invests exclusively in high quality U.S. dollar-denominated money market securities, including those issued by:
  U.S. and foreign banks
  Corporate issuers
  The U.S. government and its agencies and instrumentalities
  Foreign governments
  Multinational organizations such as the World Bank
The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers’ acceptances, asset-backed securities, repurchase agreements, and other short-term debt securities permitted as an investment for a money market fund.

Minimum Credit Quality

Assigned to the top tier short-term rating category by Moody’s, S&P or Fitch or, if unrated, determined to be of equivalent quality by the adviser.

Maximum Maturity

Average dollar weighted portfolio maturity of 60 days or less.

How Investments Are Selected

The adviser selects for the fund’s portfolio those securities that appear to offer the best relative value based on an analysis of their credit quality, interest rate sensitivity, yields, and prices. To take advantage of changing yield differentials, the fund may overweight securities in particular sectors of the short-term debt market while maintaining overall issuer and sector diversification.

PRINCIPAL RISKS
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Investors could lose money if any of the following occurs:
  The issuer or guarantor of securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  There is a sudden or sharp increase in interest rates, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk.
  Prices of the fund’s U.S. dollar-denominated foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  The fund’s investments in asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk.
  Rating agencies, on which the adviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  The adviser’s judgments about future economic trends or the relative values of securities selected for the fund’s portfolio prove to be wrong.
  Prices or the liquidity of securities in the fund’s portfolio decline as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since April 25, 2005 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	1.16%	3rd Quarter 2007

Lowest	0.00%	4th Quarter 2011

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares Sun Capital Money Market Fund	One Year	Five Years	Since Inception	Inception Date
Service Class	none	1.31%	1.91%	Apr 25, 2005
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deduction for fees or expenses)	0.10%	1.49%	2.17%	Apr 25, 2005

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Service Class Shares | Sun Capital Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Sun Capital Money Market Fund®
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximizing current income, consistent with maintaining liquidity and preserving capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests exclusively in high quality U.S. dollar-denominated money market securities, including those issued by:
  U.S. and foreign banks
  Corporate issuers
  The U.S. government and its agencies and instrumentalities
  Foreign governments
  Multinational organizations such as the World Bank
The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers’ acceptances, asset-backed securities, repurchase agreements, and other short-term debt securities permitted as an investment for a money market fund.

Minimum Credit Quality

Assigned to the top tier short-term rating category by Moody’s, S&P or Fitch or, if unrated, determined to be of equivalent quality by the adviser.

Maximum Maturity

Average dollar weighted portfolio maturity of 60 days or less.

How Investments Are Selected

The adviser selects for the fund’s portfolio those securities that appear to offer the best relative value based on an analysis of their credit quality, interest rate sensitivity, yields, and prices. To take advantage of changing yield differentials, the fund may overweight securities in particular sectors of the short-term debt market while maintaining overall issuer and sector diversification.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Investors could lose money if any of the following occurs:
  The issuer or guarantor of securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  There is a sudden or sharp increase in interest rates, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk.
  Prices of the fund’s U.S. dollar-denominated foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  The fund’s investments in asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk.
  Rating agencies, on which the adviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  The adviser’s judgments about future economic trends or the relative values of securities selected for the fund’s portfolio prove to be wrong.
  Prices or the liquidity of securities in the fund’s portfolio decline as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since April 25, 2005 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	1.16%	3rd Quarter 2007

Lowest	0.00%	4th Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | Sun Capital Money Market Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.77%	[2]
One Year	rr_ExpenseExampleYear01	79
Three Years	rr_ExpenseExampleYear03	276
Five Years	rr_ExpenseExampleYear05	490
Ten Years	rr_ExpenseExampleYear10	1,107
2006	rr_AnnualReturn2006	4.33%
2007	rr_AnnualReturn2007	4.61%
2008	rr_AnnualReturn2008	2.00%
2009	rr_AnnualReturn2009	0.02%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2005
Service Class Shares | BofA Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deduction for fees or expenses) | Sun Capital Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.10%
Five Years	rr_AverageAnnualReturnYear05	1.49%
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2005

[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.
[2]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Service Class Shares | SC BlackRock Inflation Protected Bond Fund
FUND SUMMARY SCSM BlackRock Inflation Protected Bond Fund
INVESTMENT GOAL
Maximum real return, consistent with preservation of real capital and prudent investment management.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service Class Shares SC BlackRock Inflation Protected Bond Fund Service Class
Unified Management Fee		0.65%
Distribution (12b-1) Fee		0.25%
Other Expenses		0.01%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.92%
[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC BlackRock Inflation Protected Bond Fund Service Class	94	293	509	1,131

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 430% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government and based on its economy.

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund.

The fund’s average portfolio duration will normally vary between plus or minus 20% of the duration of the fund’s benchmark, the Barclays Capital Global Real: U.S. Tips Index (which was 8.05 years as of December 31, 2011). The fund may invest up to 20% of its assets, collectively, in high yield securities (junk bonds) or securities of emerging market issuers.

The fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund may frequently purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and, to a lesser extent, investment grade corporate bonds. The fund may engage in active and frequent trading to try to achieve its investment objective and may, at times, have portfolio turnover in excess of 100% annually.

The fund may, when consistent with its investment goal, buy or sell options or futures, or enter into credit default swaps, total return swaps, interest rate or foreign currency transactions, including swaps (collectively known as derivatives). The fund typically uses derivatives as a substitute for taking a position in the underlying asset (in which case they may be counted towards the fund’s policy of investing at least 80% of its net assets in inflation-indexed bonds) and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

High yield securities acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be of similar quality as determined by the fund’s subadviser management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. High yield securities may be in default at time of purchase.

How Investments Are Selected

The fund’s subadviser, BlackRock Financial Management, Inc., purchases securities for the fund when its portfolio management team believes the securities have the potential for above average real return. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

To a lesser extent, the subadviser seeks to enhance returns by anticipating the direction of interest rate movements and selecting investments accordingly. The subadviser uses a historical perspective to identify securities and sectors that show below average risk for their return historically, or above average reward for the risk historically. This is a time-tested process that merges the subadviser’s technological capabilities with its human capital to identify securities the subadviser believes will have the potential for above average return.

A security will be sold if, in the opinion of the subadviser’s portfolio management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

PRINCIPAL RISKS
The principal value of your investment is not protected or otherwise guaranteed by virtue of the fund’s investments in inflation-indexed bonds. Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  The index measuring inflation falls. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
  The prices throughout the economy could decline over time causing deflation, which is the opposite of inflation. If inflation is negative, the principal amount of an inflation protected bond will decline and could result in losses for the fund.
  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.
  Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.
  An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  The fund’s non-diversified status, which means that the fund can invest a higher percentage of its assets in any one issuer than a diversified fund, magnifies the fund’s losses from adverse events affecting a particular issuer or industry.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	3.95%	3rd Quarter 2011

Lowest	(1.33)%	4th Quarter 2010

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC BlackRock Inflation Protected Bond Fund	One Year	Since Inception	Inception Date
Service Class	11.70%	7.30%	Oct 1, 2008
Barclays Capital Global Real Index: U.S. TIPS (reflects no deduction for fees or expenses)	12.56%	8.07%	Oct 1, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Service Class Shares | SC BlackRock Inflation Protected Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM BlackRock Inflation Protected Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 430% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	430.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government and based on its economy.

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund.

The fund’s average portfolio duration will normally vary between plus or minus 20% of the duration of the fund’s benchmark, the Barclays Capital Global Real: U.S. Tips Index (which was 8.05 years as of December 31, 2011). The fund may invest up to 20% of its assets, collectively, in high yield securities (junk bonds) or securities of emerging market issuers.

The fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund may frequently purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and, to a lesser extent, investment grade corporate bonds. The fund may engage in active and frequent trading to try to achieve its investment objective and may, at times, have portfolio turnover in excess of 100% annually.

The fund may, when consistent with its investment goal, buy or sell options or futures, or enter into credit default swaps, total return swaps, interest rate or foreign currency transactions, including swaps (collectively known as derivatives). The fund typically uses derivatives as a substitute for taking a position in the underlying asset (in which case they may be counted towards the fund’s policy of investing at least 80% of its net assets in inflation-indexed bonds) and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

High yield securities acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be of similar quality as determined by the fund’s subadviser management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. High yield securities may be in default at time of purchase.

How Investments Are Selected

The fund’s subadviser, BlackRock Financial Management, Inc., purchases securities for the fund when its portfolio management team believes the securities have the potential for above average real return. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

To a lesser extent, the subadviser seeks to enhance returns by anticipating the direction of interest rate movements and selecting investments accordingly. The subadviser uses a historical perspective to identify securities and sectors that show below average risk for their return historically, or above average reward for the risk historically. This is a time-tested process that merges the subadviser’s technological capabilities with its human capital to identify securities the subadviser believes will have the potential for above average return.

A security will be sold if, in the opinion of the subadviser’s portfolio management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal value of your investment is not protected or otherwise guaranteed by virtue of the fund’s investments in inflation-indexed bonds. Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  The index measuring inflation falls. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
  The prices throughout the economy could decline over time causing deflation, which is the opposite of inflation. If inflation is negative, the principal amount of an inflation protected bond will decline and could result in losses for the fund.
  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.
  Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.
  An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  The fund’s non-diversified status, which means that the fund can invest a higher percentage of its assets in any one issuer than a diversified fund, magnifies the fund’s losses from adverse events affecting a particular issuer or industry.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund’s non-diversified status, which means that the fund can invest a higher percentage of its assets in any one issuer than a diversified fund, magnifies the fund’s losses from adverse events affecting a particular issuer or industry.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	3.95%	3rd Quarter 2011

Lowest	(1.33)%	4th Quarter 2010

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | SC BlackRock Inflation Protected Bond Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Unified Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92% [1]
One Year	rr_ExpenseExampleYear01	94
Three Years	rr_ExpenseExampleYear03	293
Five Years	rr_ExpenseExampleYear05	509
Ten Years	rr_ExpenseExampleYear10	1,131
2009	rr_AnnualReturn2009	8.34%
2010	rr_AnnualReturn2010	4.91%
2011	rr_AnnualReturn2011	11.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.33%)
One Year	rr_AverageAnnualReturnYear01	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Service Class Shares | Barclays Capital Global Real Index: U.S. TIPS (reflects no deduction for fees or expenses) | SC BlackRock Inflation Protected Bond Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.56%
Since Inception	rr_AverageAnnualReturnSinceInception	8.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008

[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.

Service Class Shares | SC Goldman Sachs Short Duration Fund
FUND SUMMARY SCSM Goldman Sachs Short Duration Fund
INVESTMENT GOAL
Primary: High-level of current income.
Secondary: Capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Service Class Shares SC Goldman Sachs Short Duration Fund Service Class shares
Unified Management Fee	0.64%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.90%

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC Goldman Sachs Short Duration Fund Service Class shares	92	287	498	1,108

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 154% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. Normally, the fund invests in investment grade securities (i.e., rated BBB-Baa or higher or, if unrated, of comparable credit quality, as determined by the fund’s subadviser, Goldman Sachs Asset Management, L.P.).

Generally, the fund’s subadviser expects to track the duration of the Barclays Capital 1-3 Year U.S. Government/Credit Index (which was 1.88 years as of December 31, 2011) plus or minus one year, although individual securities held by the fund may have short, intermediate and long terms to maturity.

The fund invests principally in U.S. and non-U.S. government (foreign) securities, corporate debt securities—both foreign and domestic, mortgage-related securities, repurchase agreements collateralized by U.S. government securities and derivatives. All of the fund’s investments will be denominated in U.S. dollars.

U.S. government securities include U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. Mortgage-related securities include mortgage pass-through securities, asset-backed securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities, and mortgage dollar rolls. Mortgage-related securities may be U.S. government securities or non-U.S. government securities and may be based on or collateralized by fixed or adjustable rate mortgage loans or securities. Corporate debt securities include, but are not limited to, Eurobonds and Yankees issued by foreign entities, and preferred stocks.

The fund may invest up to 30% of its net assets in foreign securities, including, but not limited to, securities issued or guaranteed by foreign governments, their agencies (including securities of corporate issuers where the principal or interest are government guaranteed) or instrumentalities, and foreign corporate debt securities. Within the overall 30% limit on foreign securities, the fund may invest up to 10% of its net assets in non-covered foreign corporate debt securities and up to 15% of its net assets in covered debt securities.

How Investments Are Selected

The key investment strategies of the fund’s subadviser include:
  Establishing a “risk budget” for the fund based on careful analysis of the risk and return objectives of the fund. The risk budget sets guidelines for how much risk the fund can take in each investment strategy, with the goal of maximizing the fund’s risk-adjusted return potential while maintaining an emphasis on preservation of capital.
  Developing “top-down” strategies for positioning the fund based on macro factors such as economic growth, inflation, government policy and relative value across fixed income markets. Top-down strategies employed in the fund include duration and cross-sector exposures. Duration is a measure of the fund’s sensitivity to changes in interest rates. The cross-sector strategy allocates fund assets across a variety of fixed income sectors, including some that may not be included in the fund’s benchmark.
  Using “bottom-up” strategies to formulate sub-sector allocation and security selection decisions. Bottom-up strategies use fundamental, quantitative, and technical analysis to evaluate relative value opportunities across investible segments of the market, including issuers, credit quality, and maturities to find the most attractive securities on a risk-adjusted basis.
  Monitoring the fund’s performance over time to ensure that the overall combination of top-down and bottom-up strategies is consistent with the fund’s risk tolerance and return expectation.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities held by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.
  The U.S. government, where not required by law, determines not to provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises. Although many types of U.S. government securities may be purchased by the fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
  Prices of the fund’s U.S. dollar-denominated foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  The value of the fund’s investments in preferred stocks, which are a type of equity securities, go down due to general market conditions. Equity securities generally have greater price volatility than fixed income securities.
  The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	1.49%	3rd Quarter 2009

Lowest	(0.42)%	3rd Quarter 2011

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC Goldman Sachs Short Duration Fund	One Year	Since Inception	Inception Date
Service Class shares	0.17%	2.31%	Mar 7, 2008
Barclays Capital 1-3 Year U.S. Treasury Index (reflects no deduction for fees or expenses)	1.59%	2.36%	Mar 7, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Service Class Shares | SC Goldman Sachs Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM Goldman Sachs Short Duration Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Primary: High-level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Secondary: Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 154% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	154.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. Normally, the fund invests in investment grade securities (i.e., rated BBB-Baa or higher or, if unrated, of comparable credit quality, as determined by the fund’s subadviser, Goldman Sachs Asset Management, L.P.).

Generally, the fund’s subadviser expects to track the duration of the Barclays Capital 1-3 Year U.S. Government/Credit Index (which was 1.88 years as of December 31, 2011) plus or minus one year, although individual securities held by the fund may have short, intermediate and long terms to maturity.

The fund invests principally in U.S. and non-U.S. government (foreign) securities, corporate debt securities—both foreign and domestic, mortgage-related securities, repurchase agreements collateralized by U.S. government securities and derivatives. All of the fund’s investments will be denominated in U.S. dollars.

U.S. government securities include U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. Mortgage-related securities include mortgage pass-through securities, asset-backed securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities, and mortgage dollar rolls. Mortgage-related securities may be U.S. government securities or non-U.S. government securities and may be based on or collateralized by fixed or adjustable rate mortgage loans or securities. Corporate debt securities include, but are not limited to, Eurobonds and Yankees issued by foreign entities, and preferred stocks.

The fund may invest up to 30% of its net assets in foreign securities, including, but not limited to, securities issued or guaranteed by foreign governments, their agencies (including securities of corporate issuers where the principal or interest are government guaranteed) or instrumentalities, and foreign corporate debt securities. Within the overall 30% limit on foreign securities, the fund may invest up to 10% of its net assets in non-covered foreign corporate debt securities and up to 15% of its net assets in covered debt securities.

How Investments Are Selected

The key investment strategies of the fund’s subadviser include:
  Establishing a “risk budget” for the fund based on careful analysis of the risk and return objectives of the fund. The risk budget sets guidelines for how much risk the fund can take in each investment strategy, with the goal of maximizing the fund’s risk-adjusted return potential while maintaining an emphasis on preservation of capital.
  Developing “top-down” strategies for positioning the fund based on macro factors such as economic growth, inflation, government policy and relative value across fixed income markets. Top-down strategies employed in the fund include duration and cross-sector exposures. Duration is a measure of the fund’s sensitivity to changes in interest rates. The cross-sector strategy allocates fund assets across a variety of fixed income sectors, including some that may not be included in the fund’s benchmark.
  Using “bottom-up” strategies to formulate sub-sector allocation and security selection decisions. Bottom-up strategies use fundamental, quantitative, and technical analysis to evaluate relative value opportunities across investible segments of the market, including issuers, credit quality, and maturities to find the most attractive securities on a risk-adjusted basis.
  Monitoring the fund’s performance over time to ensure that the overall combination of top-down and bottom-up strategies is consistent with the fund’s risk tolerance and return expectation.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities held by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.
  The U.S. government, where not required by law, determines not to provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises. Although many types of U.S. government securities may be purchased by the fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
  Prices of the fund’s U.S. dollar-denominated foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  The value of the fund’s investments in preferred stocks, which are a type of equity securities, go down due to general market conditions. Equity securities generally have greater price volatility than fixed income securities.
  The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	1.49%	3rd Quarter 2009

Lowest	(0.42)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | SC Goldman Sachs Short Duration Fund | Service Class shares
Risk/Return:	rr_RiskReturnAbstract
Unified Management Fee	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
One Year	rr_ExpenseExampleYear01	92
Three Years	rr_ExpenseExampleYear03	287
Five Years	rr_ExpenseExampleYear05	498
Ten Years	rr_ExpenseExampleYear10	1,108
2009	rr_AnnualReturn2009	3.52%
2010	rr_AnnualReturn2010	2.16%
2011	rr_AnnualReturn2011	0.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.42%)
One Year	rr_AverageAnnualReturnYear01	0.17%
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008
Service Class Shares | Barclays Capital 1-3 Year U.S. Treasury Index (reflects no deduction for fees or expenses) | SC Goldman Sachs Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.59%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008

Service Class Shares | SC PIMCO High Yield Fund
FUND SUMMARY SCSM PIMCO High Yield Fund
INVESTMENT GOAL
Maximum total return, consistent with capital preservation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Service Class Shares SC PIMCO High Yield Fund Service Class shares
Unified Management Fee	0.74%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.00%

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC PIMCO High Yield Fund Service Class shares	102	318	552	1,225

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities (junk bonds), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, of comparable quality as determined by the fund’s subadviser.

The fund may invest up to 20% of its total assets in securities that are rated Caa or below by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, of comparable quality as determined by the fund’s subadviser. Securities rated below Caa or its equivalents may be in default at time of purchase. In the event that ratings services assign different ratings to the same security, the fund’s subadviser will use the lowest rating as the credit rating for that security. The remainder of the fund’s assets may be invested in investment grade fixed income instruments.

The average portfolio duration of the fund, as calculated by the fund’s subadviser, will normally vary within two years (plus or minus) of the duration of the BofA Merrill Lynch U.S. High Yield Constrained Index (which was 4.45 years as of December 31, 2011).

The fund may invest up to 20% of its total assets in securities denominated in foreign currencies. The fund may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund generally considers a foreign issuer to be an issuer that is a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or an issuer that is organized under the laws of a non-U.S. country. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stock.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls, in which the fund sells securities and contracts to repurchase the same or similar securities at a later date. The fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis and may engage in short sales.

How Investments Are Selected

Pacific Investment Management Company LLC (“PIMCO”), the fund’s subadviser, actively manages exposure to high yield and non-core sectors by analyzing changes in valuation and yield relative to other sectors and instrument types. The key investment strategies of PIMCO include:
  Focusing on upper tier of the speculative grade market.
  Looking to maximize total return rather than just income focused.
  Limiting risk through issuer and industry diversification.
  Using PIMCO’s extensive bottom-up credit research capabilities to identify improving credits.
  Leveraging PIMCO’s global expertise in other fixed income sectors and regions.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.
  The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing values may exacerbate such delinquencies and losses.
  Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.
  The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  The value of the fund’s investments in equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.
  Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	12.35%	3rd Quarter 2009

Lowest	(6.12)%	3rd Quarter 2011

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC PIMCO High Yield Fund	One Year	Since Inception	Inception Date
Service Class shares	4.01%	7.36%	Mar 7, 2008
BofA Merrill Lynch BB-B U.S. High Yield Constrained Index (reflects no deduction for fees or expenses)	5.40%	8.75%	Mar 7, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Service Class Shares | SC PIMCO High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM PIMCO High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum total return, consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities (junk bonds), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, of comparable quality as determined by the fund’s subadviser.

The fund may invest up to 20% of its total assets in securities that are rated Caa or below by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, of comparable quality as determined by the fund’s subadviser. Securities rated below Caa or its equivalents may be in default at time of purchase. In the event that ratings services assign different ratings to the same security, the fund’s subadviser will use the lowest rating as the credit rating for that security. The remainder of the fund’s assets may be invested in investment grade fixed income instruments.

The average portfolio duration of the fund, as calculated by the fund’s subadviser, will normally vary within two years (plus or minus) of the duration of the BofA Merrill Lynch U.S. High Yield Constrained Index (which was 4.45 years as of December 31, 2011).

The fund may invest up to 20% of its total assets in securities denominated in foreign currencies. The fund may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund generally considers a foreign issuer to be an issuer that is a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or an issuer that is organized under the laws of a non-U.S. country. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stock.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls, in which the fund sells securities and contracts to repurchase the same or similar securities at a later date. The fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis and may engage in short sales.

How Investments Are Selected

Pacific Investment Management Company LLC (“PIMCO”), the fund’s subadviser, actively manages exposure to high yield and non-core sectors by analyzing changes in valuation and yield relative to other sectors and instrument types. The key investment strategies of PIMCO include:
  Focusing on upper tier of the speculative grade market.
  Looking to maximize total return rather than just income focused.
  Limiting risk through issuer and industry diversification.
  Using PIMCO’s extensive bottom-up credit research capabilities to identify improving credits.
  Leveraging PIMCO’s global expertise in other fixed income sectors and regions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.
  The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing values may exacerbate such delinquencies and losses.
  Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.
  The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  The value of the fund’s investments in equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.
  Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	12.35%	3rd Quarter 2009

Lowest	(6.12)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | SC PIMCO High Yield Fund | Service Class shares
Risk/Return:	rr_RiskReturnAbstract
Unified Management Fee	rr_ManagementFeesOverAssets	0.74%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
One Year	rr_ExpenseExampleYear01	102
Three Years	rr_ExpenseExampleYear03	318
Five Years	rr_ExpenseExampleYear05	552
Ten Years	rr_ExpenseExampleYear10	1,225
2009	rr_AnnualReturn2009	30.34%
2010	rr_AnnualReturn2010	12.40%
2011	rr_AnnualReturn2011	4.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.12%)
One Year	rr_AverageAnnualReturnYear01	4.01%
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008
Service Class Shares | BofA Merrill Lynch BB-B U.S. High Yield Constrained Index (reflects no deduction for fees or expenses) | SC PIMCO High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.40%
Since Inception	rr_AverageAnnualReturnSinceInception	8.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2008

Service Class Shares | SC PIMCO Total Return Fund
FUND SUMMARY SCSM PIMCO Total Return Fund
INVESTMENT GOAL
Maximum total return, consistent with capital preservation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Service Class Shares SC PIMCO Total Return Fund Service Class
Unified Management Fee	0.65%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC PIMCO Total Return Fund Service Class	93	290	504	1,120

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 551% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

The fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Group or Fitch Ratings or, if unrated, of comparable quality as determined by the fund’s subadviser.

The average portfolio duration of the fund, as calculated by the fund’s subadviser, will normally vary within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index (which was 4.95 years as of December 31, 2011).

The fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls, in which the fund sells securities and contracts to repurchase the same or similar securities as a later date. The fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis and may engage in short sales.

How Investments Are Selected

The key investment strategies of Pacific Investment Management Company LLC, the fund’s subadviser, include:
  Developing an outlook for interest rates, foreign currency exchange rates and the economy, and analyzing credit and call risks through rigorous macro economic analysis.
  Identifying areas of the bond market that are undervalued relative to the rest of the market by grouping bonds into the following sectors: money markets, governments, corporate, mortgages, asset-backed, and international.
  Shifting assets among market sectors depending on changes in relative valuations and credit spreads.
  Conducting company specific credit research.
  Using proprietary software that assists in the evaluation of market sectors and the pricing of specific securities.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.
  The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.
  Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.
  The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  The value of the fund’s investments in equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.
  An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.
  The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	4.79%	3rd Quarter 2009

Lowest	(1.20)%	4th Quarter 2010

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC PIMCO Total Return Fund	One Year	Since Inception	Inception Date
Service Class	3.35%	7.72%	Oct 1, 2008
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	7.84%	7.71%	Oct 1, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Service Class Shares | SC PIMCO Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM PIMCO Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum total return, consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 551% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	551.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

The fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Group or Fitch Ratings or, if unrated, of comparable quality as determined by the fund’s subadviser.

The average portfolio duration of the fund, as calculated by the fund’s subadviser, will normally vary within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index (which was 4.95 years as of December 31, 2011).

The fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls, in which the fund sells securities and contracts to repurchase the same or similar securities as a later date. The fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis and may engage in short sales.

How Investments Are Selected

The key investment strategies of Pacific Investment Management Company LLC, the fund’s subadviser, include:
  Developing an outlook for interest rates, foreign currency exchange rates and the economy, and analyzing credit and call risks through rigorous macro economic analysis.
  Identifying areas of the bond market that are undervalued relative to the rest of the market by grouping bonds into the following sectors: money markets, governments, corporate, mortgages, asset-backed, and international.
  Shifting assets among market sectors depending on changes in relative valuations and credit spreads.
  Conducting company specific credit research.
  Using proprietary software that assists in the evaluation of market sectors and the pricing of specific securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.
  The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.
  Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.
  The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  The value of the fund’s investments in equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.
  An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.
  The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	4.79%	3rd Quarter 2009

Lowest	(1.20)%	4th Quarter 2010

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | SC PIMCO Total Return Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Unified Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
One Year	rr_ExpenseExampleYear01	93
Three Years	rr_ExpenseExampleYear03	290
Five Years	rr_ExpenseExampleYear05	504
Ten Years	rr_ExpenseExampleYear10	1,120
2009	rr_AnnualReturn2009	8.62%
2010	rr_AnnualReturn2010	7.27%
2011	rr_AnnualReturn2011	3.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.20%)
One Year	rr_AverageAnnualReturnYear01	3.35%
Since Inception	rr_AverageAnnualReturnSinceInception	7.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Service Class Shares | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) | SC PIMCO Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008

Service Class Shares | Sun Capital Global Real Estate Fund
FUND SUMMARY Sun Capital Global Real Estate Fund
INVESTMENT GOAL
Primary: Long-term capital growth.
Secondary: Current income and growth of income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service Class Shares Sun Capital Global Real Estate Fund Service Class
Management Fee		0.95%
Distribution (12b-1) Fee		0.25%
Other Expenses		0.21%
Total Annual Fund Operating Expenses		1.41%
Fee Waiver and Expense Reimbursement		(0.10%)
Net Annual Fund Operating Expenses	[1]	1.31%
[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares Sun Capital Global Real Estate Fund Service Class	133	436	762	1,682

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and foreign real estate-related investments, including real estate investment trusts and similar entities formed under the laws of non-U.S. countries (“REITs”) and other U.S. and foreign real estate companies. The fund generally focuses its investments in equity REITs, but may also invest in mortgage REITs, hybrid REITs, and other U.S. and foreign real estate-related investments. The fund may invest without limit in foreign securities, which may include investments in emerging market countries. The fund’s investments may be denominated in U.S. dollars or in foreign currencies.

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Also, the fund concentrates (invests 25% or more of its assets) in the real estate group of industries.

The fund may invest in real estate-related investments of any size. Many real estate-related issuers are small to mid capitalization companies.

How Investments Are Selected

The subadviser typically allocates the fund’s investments across various geographic areas, REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing, and special use facilities, but may from time to time focus the fund’s investments on any one or a few of these areas.

The subadviser selects securities for the fund’s portfolio by analyzing the fundamental and relative values of potential real estate investments based on several factors, including:
  The ability of the issuer to grow its funds from operations internally through increased occupancy and higher rents and externally through acquisitions and development.
  The quality of the issuer’s management, including its ability to buy properties at reasonable prices and to add value by creative and innovative property and business management.
  The issuer’s cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio and market price.
  Current or anticipated economic and market conditions, interest rate changes, and regulatory developments.
As a result of the foregoing, the fund’s subadviser may invest a significant portion of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  The U.S. or a foreign or local real estate market declines due to economic conditions, supply/demand imbalances (e.g., overbuilding and high vacancy rates), reduced or regulated rents, or other causes.
  Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  To the extent that the fund invests in securities denominated in foreign currencies or in securities that hold properties in foreign countries such that the issuer’s revenues and expenses are tied to foreign currencies, the fund may be subject, directly or indirectly, to foreign currency exchange gains or losses.
  Interest rates go up. This can affect the availability or cost of financing for property acquisitions and reduce the value of a U.S. or foreign REIT’s fixed income investments.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically diversified funds.
  The values of properties owned by a REIT are hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
  A REIT in the fund’s portfolio is, or is perceived by the market to be, poorly managed.
  The market for U.S. or foreign real estate-related securities goes down or is less favored than other stock market sectors or types of investments.
  The fund’s investments in small cap and mid cap real estate-related securities, which generally are more volatile and less liquid than large cap securities, decline in value more steeply or become less liquid than expected.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  The fund’s non-diversified status and concentration in the real estate group of industries magnifies the fund’s losses from adverse events affecting a particular issuer or the real estate group of industries. As a result, the fund’s performance can be more volatile than the performance of more broadly-diversified funds.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since February 1, 2004 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	34.75%	2nd Quarter 2009

Lowest	(39.09)%	4th Quarter 2008

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares Sun Capital Global Real Estate Fund	One Year	Five Years	Since Inception	Inception Date
Service Class	(7.74%)	(8.04%)	3.10%	Feb 1, 2004
FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees or expenses)	(5.82%)	(5.28%)	6.55%	Feb 1, 2004

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Service Class Shares | Sun Capital Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Sun Capital Global Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Primary: Long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Secondary: Current income and growth of income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and foreign real estate-related investments, including real estate investment trusts and similar entities formed under the laws of non-U.S. countries (“REITs”) and other U.S. and foreign real estate companies. The fund generally focuses its investments in equity REITs, but may also invest in mortgage REITs, hybrid REITs, and other U.S. and foreign real estate-related investments. The fund may invest without limit in foreign securities, which may include investments in emerging market countries. The fund’s investments may be denominated in U.S. dollars or in foreign currencies.

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Also, the fund concentrates (invests 25% or more of its assets) in the real estate group of industries.

The fund may invest in real estate-related investments of any size. Many real estate-related issuers are small to mid capitalization companies.

How Investments Are Selected

The subadviser typically allocates the fund’s investments across various geographic areas, REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing, and special use facilities, but may from time to time focus the fund’s investments on any one or a few of these areas.

The subadviser selects securities for the fund’s portfolio by analyzing the fundamental and relative values of potential real estate investments based on several factors, including:
  The ability of the issuer to grow its funds from operations internally through increased occupancy and higher rents and externally through acquisitions and development.
  The quality of the issuer’s management, including its ability to buy properties at reasonable prices and to add value by creative and innovative property and business management.
  The issuer’s cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio and market price.
  Current or anticipated economic and market conditions, interest rate changes, and regulatory developments.
As a result of the foregoing, the fund’s subadviser may invest a significant portion of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  The U.S. or a foreign or local real estate market declines due to economic conditions, supply/demand imbalances (e.g., overbuilding and high vacancy rates), reduced or regulated rents, or other causes.
  Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  To the extent that the fund invests in securities denominated in foreign currencies or in securities that hold properties in foreign countries such that the issuer’s revenues and expenses are tied to foreign currencies, the fund may be subject, directly or indirectly, to foreign currency exchange gains or losses.
  Interest rates go up. This can affect the availability or cost of financing for property acquisitions and reduce the value of a U.S. or foreign REIT’s fixed income investments.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically diversified funds.
  The values of properties owned by a REIT are hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
  A REIT in the fund’s portfolio is, or is perceived by the market to be, poorly managed.
  The market for U.S. or foreign real estate-related securities goes down or is less favored than other stock market sectors or types of investments.
  The fund’s investments in small cap and mid cap real estate-related securities, which generally are more volatile and less liquid than large cap securities, decline in value more steeply or become less liquid than expected.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  The fund’s non-diversified status and concentration in the real estate group of industries magnifies the fund’s losses from adverse events affecting a particular issuer or the real estate group of industries. As a result, the fund’s performance can be more volatile than the performance of more broadly-diversified funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund’s non-diversified status and concentration in the real estate group of industries magnifies the fund’s losses from adverse events affecting a particular issuer or the real estate group of industries. As a result, the fund’s performance can be more volatile than the performance of more broadly-diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since February 1, 2004 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	34.75%	2nd Quarter 2009

Lowest	(39.09)%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | Sun Capital Global Real Estate Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.31% [1]
One Year	rr_ExpenseExampleYear01	133
Three Years	rr_ExpenseExampleYear03	436
Five Years	rr_ExpenseExampleYear05	762
Ten Years	rr_ExpenseExampleYear10	1,682
2005	rr_AnnualReturn2005	9.37%
2006	rr_AnnualReturn2006	38.64%
2007	rr_AnnualReturn2007	(13.34%)
2008	rr_AnnualReturn2008	(44.89%)
2009	rr_AnnualReturn2009	29.83%
2010	rr_AnnualReturn2010	14.94%
2011	rr_AnnualReturn2011	(7.74%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.09%)
One Year	rr_AverageAnnualReturnYear01	(7.74%)
Five Years	rr_AverageAnnualReturnYear05	(8.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2004
Service Class Shares | FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees or expenses) | Sun Capital Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.82%)
Five Years	rr_AverageAnnualReturnYear05	(5.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2004

[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012